UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01716

AB CAP FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: July 31, 2018

Date of reporting period: January 31, 2018

ITEM 1. REPORTS TO STOCKHOLDERS.

JAN    01.31.18

SEMI-ANNUAL REPORT

AB MULTI-MANAGER SELECT RETIREMENT FUNDS

+	AB MULTI-MANAGER SELECT RETIREMENT ALLOCATION FUND
+	AB MULTI-MANAGER SELECT 2010 FUND
+	AB MULTI-MANAGER SELECT 2015 FUND
+	AB MULTI-MANAGER SELECT 2020 FUND
+	AB MULTI-MANAGER SELECT 2025 FUND
+	AB MULTI-MANAGER SELECT 2030 FUND
+	AB MULTI-MANAGER SELECT 2035 FUND
+	AB MULTI-MANAGER SELECT 2040 FUND
+	AB MULTI-MANAGER SELECT 2045 FUND
+	AB MULTI-MANAGER SELECT 2050 FUND
+	AB MULTI-MANAGER SELECT 2055 FUND

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC 0330. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

FROM THE PRESIDENT

Dear Shareholder,

We are pleased to provide this report for AB Multi-Manager Select Retirement Funds (collectively the “Funds”, and individually a “Fund”). Please review the discussion of Fund performance, the market conditions during the reporting period and the Funds’ investment strategies.

As always, AB strives to keep clients ahead of what’s next by:

+	Transforming uncommon insights into uncommon knowledge with a global research scope

+	Navigating markets with seasoned investment experience and sophisticated solutions

+	Providing thoughtful investment insights and actionable ideas

Whether you’re an individual investor or a multi-billion-dollar institution, we put knowledge and experience to work for you.

AB’s global research organization connects and collaborates across platforms and teams to deliver impactful insights and innovative products. Better insights lead to better opportunities—anywhere in the world.

For additional information about AB’s range of products and shareholder resources, please log on to www.abfunds.com.

Thank you for your investment in the AB Mutual Funds.

Sincerely,

Robert M. Keith

President and Chief Executive Officer, AB Mutual Funds

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 1

SEMI-ANNUAL REPORT

March 14, 2018

This report provides management’s discussion of the performance for AB Multi-Manager Select Retirement Funds for the semi-annual reporting period ended January 31, 2018.

Each Fund’s investment objective is to seek the highest total return (total return includes capital appreciation and income) over time consistent with its asset mix.

NAV RETURNS AS OF JANUARY 31, 2018 (unaudited)

	6 Months	12 Months
AB MULTI-MANAGER SELECT RETIREMENT ALLOCATION FUND
Class A Shares	4.28%	8.94%
Class C Shares	3.89%	8.11%
Advisor Class Shares[1]	4.43%	9.17%
Class R Shares[1]	4.20%	8.65%
Class K Shares[1]	4.24%	8.90%
Class I Shares[1]	4.36%	9.12%
Class Z Shares[1]	4.47%	9.25%
S&P Target Date Retirement Income Index	4.55%	8.96%

	6 Months	12 Months
AB MULTI-MANAGER SELECT 2010 FUND
Class A Shares	6.08%	11.71%
Class C Shares	5.56%	10.81%
Advisor Class Shares[1]	6.27%	12.05%
Class R Shares[1]	5.92%	11.37%
Class K Shares[1]	5.99%	11.65%
Class I Shares[1]	6.11%	11.88%
Class Z Shares[1]	6.18%	11.95%
S&P Target Date 2010 Index	5.25%	10.43%

1	Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

2 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

NAV RETURNS AS OF JANUARY 31, 2018 (unaudited)

	6 Months	12 Months
AB MULTI-MANAGER SELECT 2015 FUND
Class A Shares	7.14%	13.31%
Class C Shares	6.66%	12.42%
Advisor Class Shares[1]	7.21%	13.51%
Class R Shares[1]	6.99%	12.97%
Class K Shares[1]	7.14%	13.34%
Class I Shares[1]	7.22%	13.52%
Class Z Shares[1]	7.21%	13.62%
S&P Target Date 2015 Index	6.06%	12.06%

	6 Months	12 Months
AB MULTI-MANAGER SELECT 2020 FUND
Class A Shares	7.91%	14.92%
Class C Shares	7.53%	14.05%
Advisor Class Shares[1]	8.10%	15.22%
Class R Shares[1]	7.79%	14.61%
Class K Shares[1]	7.95%	14.99%
Class I Shares[1]	7.97%	15.11%
Class Z Shares[1]	8.07%	15.23%
S&P Target Date 2020 Index	6.91%	13.67%

	6 Months	12 Months
AB MULTI-MANAGER SELECT 2025 FUND
Class A Shares	9.20%	17.39%
Class C Shares	8.86%	16.56%
Advisor Class Shares[1]	9.34%	17.64%
Class R Shares[1]	9.12%	17.06%
Class K Shares[1]	9.27%	17.42%
Class I Shares[1]	9.34%	17.59%
Class Z Shares[1]	9.38%	17.64%
S&P Target Date 2025 Index	8.25%	15.87%

1	Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

Please keep in mind that high, double-digit returns are highly unusual and cannot be sustained. Investors should also be aware that these returns were primarily achieved during favorable market conditions.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 3

NAV RETURNS AS OF JANUARY 31, 2018 (unaudited)

	6 Months	12 Months
AB MULTI-MANAGER SELECT 2030 FUND
Class A Shares	10.45%	19.77%
Class C Shares	10.02%	18.97%
Advisor Class Shares[1]	10.57%	20.11%
Class R Shares[1]	10.31%	19.50%
Class K Shares[1]	10.43%	19.73%
Class I Shares[1]	10.59%	20.11%
Class Z Shares[1]	10.52%	20.03%
S&P Target Date 2030 Index	9.54%	17.96%

	6 Months	12 Months
AB MULTI-MANAGER SELECT 2035 FUND
Class A Shares	11.66%	22.15%
Class C Shares	11.27%	21.42%
Advisor Class Shares[1]	11.87%	22.57%
Class R Shares[1]	11.59%	22.02%
Class K Shares[1]	11.68%	22.18%
Class I Shares[1]	11.78%	22.50%
Class Z Shares[1]	11.85%	22.47%
S&P Target Date 2035 Index	10.76%	20.00%

	6 Months	12 Months
AB MULTI-MANAGER SELECT 2040 FUND
Class A Shares	12.57%	23.80%
Class C Shares	12.11%	22.86%
Advisor Class Shares[1]	12.67%	24.08%
Class R Shares[1]	12.44%	23.40%
Class K Shares[1]	12.50%	23.75%
Class I Shares[1]	12.62%	23.98%
Class Z Shares[1]	12.70%	24.06%
S&P Target Date 2040 Index	11.59%	21.37%

1	Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

Please keep in mind that high, double-digit returns are highly unusual and cannot be sustained. Investors should also be aware that these returns were primarily achieved during favorable market conditions.

4 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

NAV RETURNS AS OF JANUARY 31, 2018 (unaudited)

	6 Months	12 Months
AB MULTI-MANAGER SELECT 2045 FUND
Class A Shares	13.01%	24.50%
Class C Shares	12.50%	23.54%
Advisor Class Shares[1]	13.10%	24.85%
Class R Shares[1]	12.80%	24.16%
Class K Shares[1]	12.94%	24.48%
Class I Shares[1]	13.05%	24.82%
Class Z Shares[1]	13.13%	24.80%
S&P Target Date 2045 Index	12.04%	22.20%

	6 Months	12 Months
AB MULTI-MANAGER SELECT 2050 FUND
Class A Shares	12.92%	24.74%
Class C Shares	12.51%	23.88%
Advisor Class Shares[1]	13.16%	25.15%
Class R Shares[1]	12.89%	24.55%
Class K Shares[1]	12.99%	24.74%
Class I Shares[1]	13.12%	25.18%
Class Z Shares[1]	13.16%	25.11%
S&P Target Date 2050 Index	12.36%	22.86%

	6 Months	12 Months
AB MULTI-MANAGER SELECT 2055 FUND
Class A Shares	12.98%	24.85%
Class C Shares	12.60%	23.94%
Advisor Class Shares[1]	13.15%	25.13%
Class R Shares[1]	12.89%	24.62%
Class K Shares[1]	13.07%	24.80%
Class I Shares[1]	13.04%	25.07%
Class Z Shares[1]	13.14%	25.06%
S&P Target Date 2055 Index	12.50%	23.18%

1	Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

Please keep in mind that high, double-digit returns are highly unusual and cannot be sustained. Investors should also be aware that these returns were primarily achieved during favorable market conditions.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 5

INVESTMENT RESULTS

The preceding tables show the Funds’ performance compared to their benchmarks, the Standard & Poor’s (“S&P”) Target Date Index Series, for the six- and 12-month periods ended January 31, 2018.

The benchmarks are as follows: Retirement Allocation Fund, the S&P Target Date Retirement Income Index; Select 2010 Fund, the S&P Target Date 2010 Index; Select 2015 Fund, the S&P Target Date 2015 Index; Select 2020 Fund, the S&P Target Date 2020 Index; Select 2025 Fund, the S&P Target Date 2025 Index; Select 2030 Fund, the S&P Target Date 2030 Index; Select 2035 Fund, the S&P Target Date 2035 Index; Select 2040 Fund, the S&P Target Date 2040 Index; Select 2045 Fund, the S&P Target Date 2045 Index; Select 2050 Fund, the S&P Target Date 2050 Index; Select 2055 Fund, the S&P Target Date 2055 Index.

For the six-month period, all share classes of 2010-2055 vintages outperformed their respective benchmarks, while all share classes of the Retirement Allocation vintage underperformed the benchmark, before sales charges.

Relative to the respective benchmarks, strategic asset allocation contributed to returns for younger participants (2040 to 2055 vintages), but detracted for older participants (Retirement Allocation, 2010 to 2035 vintages). While lower allocations in short duration bonds and core bonds contributed to performance, lower allocations in US and non-US large-caps, as well as a higher allocation in Treasury inflation-protected securities, detracted. Underlying Portfolio selection positively contributed to performance for the six-month period. Notable contributors included AB Relative Value Fund (US large-cap), AQR Long-Short Equity Fund (equity diversifier) and AQR Style Premia Alternative Fund (fixed-income diversifier). Detractors included AB Concentrated Growth Fund (US large-cap), Franklin Growth Fund (US large-cap) and AB All Market Real Return Portfolio (real assets). Tactical asset allocation, employed through the Adviser’s dynamic asset allocation (“DAA”) process, positively contributed to performance for most vintages. During the period, DAA was, on average, overweight non-US large-cap, emerging-market and US small/mid-cap equities, and was underweight US large-caps, core bonds and short duration bonds. The main contributors from DAA were the underweights in core bonds and short duration bonds, while the underweight in US large-caps was the main detractor.

For the 12-month period, all share classes of all vintages except certain share classes of the Retirement Allocation Fund outperformed their respective benchmarks, before sales charges.

Strategic asset allocation contributed positively for younger participants (2030 to 2055 vintages), but detracted for older participants (Retirement Allocation, 2010 to 2025 vintages). While lower allocations in short duration

6 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

bonds and core bonds, and a higher allocation in defensive equities, helped performance, a lower allocation in large-cap equities and a higher allocation in inflation-sensitive securities detracted. Underlying Portfolio selection contributed to performance for the 12-month period. Notable contributors included AB Relative Value Fund, AQR Long-Short Equity Fund and AQR Style Premia Alternative Fund. Detractors included AB Concentrated Growth Fund, Franklin Growth Fund and AB All Market Real Return Portfolio. Tactical asset allocation contributed to performance for most vintages. During the period, DAA was, on average, overweight non-US large-cap, emerging-market and US small/mid-cap equities, and was underweight US large-cap equities, core bonds and short duration bonds. The main contributors from DAA were the underweights in core bonds and short duration bonds, as well as the overweight in emerging-market equities, and the main detractors were the overweight in non-US large-caps and the underweight in US large-caps.

The Funds did not directly utilize derivatives during either period.

Franklin and Templeton are registered trademarks of Franklin Templeton Investments. Neither Franklin Templeton Investments nor AQR Capital Management, LLC make any representations regarding the advisability of investing in the Funds.

MARKET REVIEW AND INVESTMENT STRATEGY

Global stocks rallied strongly over the six-month period ended January 31, 2018. Emerging-market equities increased the most, followed by US stocks. Non-US stocks also generated impressive returns. In terms of style, growth stocks outperformed value stocks, and large-cap equities outperformed their small-cap peers.

Equity markets quickly looked past geopolitical tensions between the US and North Korea and instead focused on strong corporate earnings and global growth data. US tax reform was a major tailwind to stocks, with the Tax Cuts and Jobs Act ultimately signed into law in late December. Volatility, as measured by the Chicago Board Options Exchange Volatility Index, remained at historic lows during the period, and oil prices advanced past three-year highs. Global stock prices dipped at the end of the period amid concerns about the impact of rising interest rates.

Global bonds generally performed well over the period, with political events and central bank actions driving the markets. Emerging-market debt rallied, while investment-grade credit fell, lagging the positive returns of emerging-market local-currency government bonds, developed-market treasuries and global high yield. Treasury yields in Australia and Canada flattened, with the short end of the curve rising and longer maturities moving lower. US and UK treasury yields ended the period higher, while Japanese yields fell across the board; eurozone yields moved in different directions (bond yields move inversely to price).

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 7

In terms of central bank actions, the US Federal Reserve (the “Fed”) raised its benchmark interest rate in December and left it unchanged in January. However, the Fed began to communicate increased inflation expectations, signaling that a rate hike could come in March, driving yields higher. US president Donald Trump appointed a new Fed chair, who was well received by markets. The European Central Bank confirmed that its newly reduced pace of asset purchases would continue through September 2018 and further, if necessary, while the Bank of England hiked rates for the first time in more than a decade.

INVESTMENT POLICIES

In seeking to achieve their investment objective, the Funds focus their investments while seeking to minimize short-term risks on a combination of AB mutual funds as well as mutual funds and exchange-traded funds (“ETFs”) managed by unaffiliated third parties (“Underlying Portfolios”) representing a variety of asset classes and investment styles. Each Fund invests in the Underlying Portfolios in accordance with its current asset mix. In order to implement the Funds’ investment strategies, Morningstar Investment Management LLC (“Morningstar”), the Funds’ sub-adviser, selects Underlying Portfolios within each asset class for investment by the Funds from among AB mutual funds and funds offered by other fund complexes that have entered into a participation agreement or similar arrangement with the Funds. The Adviser has directed Morningstar to normally select Underlying Portfolios so that 10% to 50% of each Fund’s net assets is invested in AB mutual funds. ETFs will normally represent a significant portion of the Fund’s investments, and these ETFs are typically passive vehicles intended to track the performance of particular securities indices rather than actively managed funds.

Other than the AB Multi-Manager Select Retirement Allocation Fund, each Fund is managed to the specific year of planned retirement included in its name (the “retirement date”). Each Fund’s asset mix becomes more conservative, with an increasing exposure to investments in fixed-income securities and short-term bonds, each year until reaching the year approximately 15 years after the retirement date. At that time, the Fund will no longer be managed to become more conservative each year, although the Adviser may continue to vary the relative weightings of the Fund’s asset classes as described fully in the prospectus. The AB Multi-Manager Select Retirement Allocation Fund is managed according to a conservative asset allocation, and the Fund’s portfolio allocation will not necessarily become more conservative over time.

The Funds allocate their investments in Underlying Portfolios that invest in the following asset classes: traditional equity securities, defensive

8 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

(continued on next page)

equity securities, equity diversifiers, inflation-sensitive instruments, fixed-income diversifiers, core fixed-income securities and short duration fixed-income securities (including high yield bonds or “junk bonds”). For these purposes, inflation-sensitive instruments include investments in funds focused on real estate securities, commodities and inflation-indexed securities; fixed-income diversifiers include investments in funds engaged in certain alternative strategies that seek reduced volatility and low correlation with fixed-income markets such as market neutral funds; short duration fixed-income securities include investments in funds focused on minimizing risk of loss by maintaining average maturities of three years or less; defensive equity securities include investments in funds focusing on low volatility equities and other equity strategies emphasizing high-quality cash flows and dividends; and equity diversifiers include investments in funds engaged in certain alternative strategies that seek reduced volatility and limited correlation with equity markets such as equity long/short funds. The Funds may also invest directly in investments within each asset class. Each Underlying Portfolio may enter into derivatives transactions, such as options, futures contracts, forwards and swaps, in an effort to earn income, to gain or adjust exposure to individual securities or markets, or to protect all or a portion of the Underlying Portfolio’s portfolio from a decline in value.

In making asset allocation decisions, the Adviser uses its proprietary DAA process. DAA comprises a series of analytical and forecasting tools employed by the Adviser to gauge fluctuations in the risk/return profile of various asset classes. DAA will aim to adjust the Funds’ investment exposure in changing market conditions and thereby reduce overall portfolio volatility by seeking to mitigate the effects of market fluctuations, while preserving consistent long-term return potential. For example, the Adviser may seek to reduce a Fund’s risk exposure to one or more asset classes when DAA suggests that market risks relevant to those asset classes are rising but return opportunities are declining. The Adviser expects to pursue this process for the Funds primarily by adjusting Underlying Portfolio investments.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 9

DISCLOSURES AND RISKS

Benchmark Disclosure

The S&P® Target Date Index Series Indices are unmanaged and do not reflect fees and expenses associated with the active management of a mutual fund portfolio. The S&P Target Date Index Series (each, an “Index”) reflects exposure to various asset classes included in target date funds driven by a survey of such funds for each particular target date. These asset class exposures include US large-cap, US mid-cap, US small-cap, international equities, emerging markets, US and international real estate investment trusts, core fixed-income, cash equivalents, Treasury inflation-protected securities, high-yield corporate bonds and commodities, and each Index uses the performance of other indices to track each asset class for purposes of Index calculation. The original inception date for the Indices was September 25, 2008, except the S&P Target Date 2050 Index, which was May 31, 2011, and the S&P Target Date 2055 Index, which was May 31, 2012. The Index returns are calculated on a daily basis and will continue to be calculated daily. The performance of the Index does not reflect the deduction of expenses associated with a fund, such as investment management fees. An investor cannot invest directly in an index and its results are not indicative of the performance for any specific investment, including the Funds.

A Word About Risk

Market Risk: The value of the Funds’ investments will fluctuate as the stock or bond market fluctuates. The value of their investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing may be underperforming the stock market generally.

Allocation Risk: The allocation of investments among the Underlying Portfolios’ different investment styles, such as equity or debt securities, or US or non-US securities, may have a more significant effect on the Funds’ net asset value (“NAV”) when one of these investments is performing more poorly than the other. There is no assurance that allocation decisions will result in the desired effects. Subjective decisions made by the Adviser and/or Morningstar may cause the Funds to incur losses or to miss profit opportunities on which they might otherwise have capitalized. The limited universe of Underlying Portfolios and the requirement that a specified percentage of the Funds’ assets be invested in AB mutual funds as noted above may adversely affect the Funds’ performance.

Interest Rate Risk: Changes in interest rates will affect the value of the Funds’ investments in Underlying Portfolios that invest in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be

10 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

DISCLOSURES AND RISKS (continued)

offset by higher income from new investments. The Funds may be subject to heightened interest rate risk due to rising rates as the current period of historically low interest rates may be ending. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.

Credit Risk: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments by Underlying Portfolios in fixed-income securities with lower ratings are subject to a higher probability that an issuer will default or fail to meet its payment obligations.

High Yield Debt Security Risk: Investments in fixed-income securities with ratings below investment-grade, commonly known as “junk bonds”, tend to have a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the junk bond market generally and less secondary market liquidity.

Inflation Risk: This is the risk that the value of assets or income from the Funds’ investments in the Underlying Portfolios will be less in the future as inflation decreases the value of money. As inflation increases, the value of each Underlying Portfolio’s assets can decline as can the value of that Underlying Portfolio’s distributions.

Foreign (Non-US) Risk: Investments in non-US issuers by Underlying Portfolios may involve more risk than investments in US issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

Currency Risk: Fluctuations in currency exchange rates may negatively affect the value of the Funds’ investments or reduce their returns.

Capitalization Risk: Investments in small- and mid-capitalization companies by Underlying Portfolios tend to be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies often have limited product lines, markets or financial resources.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 11

DISCLOSURES AND RISKS (continued)

Derivatives Risk: Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses, and may be subject to counterparty risk to a greater degree than more traditional investments.

Leverage Risk: Borrowing money or other leverage may make an Underlying Portfolio’s investments more volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of its investments. An Underlying Portfolio may create leverage through the use of certain portfolio management techniques such as reverse repurchase agreements or forward commitments, or by borrowing money.

Investment in Other Investment Companies Risk: As with other investments, investments in other investment companies, including ETFs, are subject to market and selection risk. In addition, shareholders of the Funds bear both their proportionate share of expenses in the Funds (including management fees) and, indirectly, the expenses of the investment companies.

Management Risk: The Funds are subject to management risk because they are actively managed investment funds. The Adviser and Morningstar will apply their investment techniques and risk analyses in making investment decisions for the Funds, but there is no guarantee that their techniques will produce the intended results.

These risks are fully discussed in the Funds’ prospectus. As with all investments, you may lose money by investing in the Funds.

An Important Note About Historical Performance

The investment return and principal value of an investment in the Funds will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Performance shown in this report represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.abfunds.com.

All fees and expenses related to the operation of the Funds have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Funds’ quoted performance would be lower. SEC returns reflect the applicable sales charges for each share class: a 4.25% maximum front-end sales charge for Class A shares and a 1% 1-year contingent deferred sales charge for

12 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

DISCLOSURES AND RISKS (continued)

Class C shares. Returns for different share classes will vary due to different expenses associated with each class. Performance assumes reinvestment of distributions and does not account for taxes.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 13

HISTORICAL PERFORMANCE

AB MULTI-MANAGER SELECT RETIREMENT ALLOCATION FUND

AVERAGE ANNUAL RETURNS AS OF JANUARY 31, 2018 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)
CLASS A SHARES
1 Year	8.94%	4.28%
Since Inception[1]	4.48%	3.05%
CLASS C SHARES
1 Year	8.11%	7.11%
Since Inception[1]	3.65%	3.65%
ADVISOR CLASS SHARES[2]
1 Year	9.17%	9.17%
Since Inception[1]	4.70%	4.70%
CLASS R SHARES[2]
1 Year	8.65%	8.65%
Since Inception[1]	4.18%	4.18%
CLASS K SHARES[2]
1 Year	8.90%	8.90%
Since Inception[1]	4.44%	4.44%
CLASS I SHARES[2]
1 Year	9.12%	9.12%
Since Inception[1]	4.69%	4.69%
CLASS Z SHARES[2]
1 Year	9.25%	9.25%
Since Inception[1]	4.71%	4.71%

The Fund’s current prospectus fee table shows the Fund’s total annual operating expense ratios as 6.70%, 7.59%, 6.54%, 3.97%, 3.74%, 3.44% and 3.34% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively, gross of any fee waivers or expense reimbursements and inclusive of the Fund’s proportionate share of Underlying Portfolio fees and expenses. Contractual fee waivers and/or expense reimbursements limit the Fund’s annual operating expense ratios exclusive of acquired fund fees and expenses, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs to 0.45%, 1.20%, 0.20%, 0.70%, 0.45%, 0.20% and 0.20% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively. These waivers/reimbursements may not be terminated before November 30, 2018 and may be extended by the Adviser for additional one-year terms. Any fees waived and expenses borne by the Adviser through January 5, 2016 under the expense limitation in effect prior to that date may be reimbursed by the Fund until the end of the third fiscal year after the fiscal period in which the fee was waived or the expense was borne, provided that no reimbursement payment will be made that would cause the Fund’s operating expenses to exceed the applicable expense limitations. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

(footnotes continued on next page)

14 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

HISTORICAL PERFORMANCE (continued)

AB MULTI-MANAGER SELECT RETIREMENT ALLOCATION FUND

1	Inception date: 12/15/2014.

2	These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 15

HISTORICAL PERFORMANCE (continued)

AB MULTI-MANAGER SELECT RETIREMENT ALLOCATION FUND

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

DECEMBER 31, 2017 (unaudited)

SEC Returns (reflects applicable sales charges)
CLASS A SHARES
1 Year	4.22%
Since Inception[1]	2.74%
CLASS C SHARES
1 Year	6.99%
Since Inception[1]	3.38%
ADVISOR CLASS SHARES[2]
1 Year	9.17%
Since Inception[1]	4.44%
CLASS R SHARES[2]
1 Year	8.61%
Since Inception[1]	3.91%
CLASS K SHARES[2]
1 Year	8.86%
Since Inception[1]	4.18%
CLASS I SHARES[2]
1 Year	9.01%
Since Inception[1]	4.41%
CLASS Z SHARES[2]
1 Year	9.11%
Since Inception[1]	4.43%

1	Inception date: 12/15/2014.

2	Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

16 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

HISTORICAL PERFORMANCE

AB MULTI-MANAGER SELECT 2010 FUND

AVERAGE ANNUAL RETURNS AS OF JANUARY 31, 2018 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)
CLASS A SHARES
1 Year	11.71%	6.94%
Since Inception[1]	5.92%	4.47%
CLASS C SHARES
1 Year	10.81%	9.81%
Since Inception[1]	5.07%	5.07%
ADVISOR CLASS SHARES[2]
1 Year	12.05%	12.05%
Since Inception[1]	6.18%	6.18%
CLASS R SHARES[2]
1 Year	11.37%	11.37%
Since Inception[1]	5.65%	5.65%
CLASS K SHARES[2]
1 Year	11.65%	11.65%
Since Inception[1]	5.84%	5.84%
CLASS I SHARES[2]
1 Year	11.88%	11.88%
Since Inception[1]	6.13%	6.13%
CLASS Z SHARES[2]
1 Year	11.95%	11.95%
Since Inception[1]	6.16%	6.16%

The Fund’s current prospectus fee table shows the Fund’s total annual operating expense ratios as 3.86%, 4.76%, 3.69%, 3.26%, 2.98%, 2.78% and 2.59% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively, gross of any fee waivers or expense reimbursements and inclusive of the Fund’s proportionate share of Underlying Portfolio fees and expenses. Contractual fee waivers and/or expense reimbursements limit the Fund’s annual operating expense ratios exclusive of acquired fund fees and expenses, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs to 0.39%, 1.14%, 0.14%, 0.64%, 0.39%, 0.14% and 0.14% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively. These waivers/reimbursements may not be terminated before November 30, 2018 and may be extended by the Adviser for additional one-year terms. Any fees waived and expenses borne by the Adviser through January 5, 2016 under the expense limitation in effect prior to that date may be reimbursed by the Fund until the end of the third fiscal year after the fiscal period in which the fee was waived or the expense was borne, provided that no reimbursement payment will be made that would cause the Fund’s operating expenses to exceed the applicable expense limitations. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

(footnotes continued on next page)

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 17

HISTORICAL PERFORMANCE (continued)

AB MULTI-MANAGER SELECT 2010 FUND

1	Inception date: 12/15/2014.

2	These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

18 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

HISTORICAL PERFORMANCE (continued)

AB MULTI-MANAGER SELECT 2010 FUND

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

DECEMBER 31, 2017 (unaudited)

SEC Returns (reflects applicable sales charges)
CLASS A SHARES
1 Year	6.42%
Since Inception[1]	3.99%
CLASS C SHARES
1 Year	9.21%
Since Inception[1]	4.62%
ADVISOR CLASS SHARES[2]
1 Year	11.35%
Since Inception[1]	5.71%
CLASS R SHARES[2]
1 Year	10.84%
Since Inception[1]	5.20%
CLASS K SHARES[2]
1 Year	11.10%
Since Inception[1]	5.42%
CLASS I SHARES[2]
1 Year	11.34%
Since Inception[1]	5.69%
CLASS Z SHARES[2]
1 Year	11.40%
Since Inception[1]	5.72%

1	Inception date: 12/15/2014.

2	Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 19

HISTORICAL PERFORMANCE

AB MULTI-MANAGER SELECT 2015 FUND

AVERAGE ANNUAL RETURNS AS OF JANUARY 31, 2018 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)
CLASS A SHARES
1 Year	13.31%	8.52%
Since Inception[1]	6.79%	5.33%
CLASS C SHARES
1 Year	12.42%	11.42%
Since Inception[1]	5.97%	5.97%
ADVISOR CLASS SHARES[2]
1 Year	13.51%	13.51%
Since Inception[1]	7.05%	7.05%
CLASS R SHARES[2]
1 Year	12.97%	12.97%
Since Inception[1]	6.51%	6.51%
CLASS K SHARES[2]
1 Year	13.34%	13.34%
Since Inception[1]	6.81%	6.81%
CLASS I SHARES[2]
1 Year	13.52%	13.52%
Since Inception[1]	7.04%	7.04%
CLASS Z SHARES[2]
1 Year	13.62%	13.62%
Since Inception[1]	7.05%	7.05%

The Fund’s current prospectus fee table shows the Fund’s total annual operating expense ratios as 1.64%, 2.42%, 1.41%, 1.98%, 1.71%, 1.36% and 1.27% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively, gross of any fee waivers or expense reimbursements and inclusive of the Fund’s proportionate share of Underlying Portfolio fees and expenses. Contractual fee waivers and/or expense reimbursements limit the Fund’s annual operating expense ratios exclusive of acquired fund fees and expenses, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs to 0.35%, 1.10%, 0.10%, 0.60%, 0.35%, 0.10% and 0.10% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively. These waivers/reimbursements may not be terminated before November 30, 2018 and may be extended by the Adviser for additional one-year terms. Any fees waived and expenses borne by the Adviser through January 5, 2016 under the expense limitation in effect prior to that date may be reimbursed by the Fund until the end of the third fiscal year after the fiscal period in which the fee was waived or the expense was borne, provided that no reimbursement payment will be made that would cause the Fund’s operating expenses to exceed the applicable expense limitations. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

(footnotes continued on next page)

20 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

HISTORICAL PERFORMANCE (continued)

AB MULTI-MANAGER SELECT 2015 FUND

1	Inception date: 12/15/2014.

2	These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 21

HISTORICAL PERFORMANCE (continued)

AB MULTI-MANAGER SELECT 2015 FUND

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

DECEMBER 31, 2017 (unaudited)

SEC Returns (reflects applicable sales charges)
CLASS A SHARES
1 Year	7.57%
Since Inception[1]	4.70%
CLASS C SHARES
1 Year	10.60%
Since Inception[1]	5.38%
ADVISOR CLASS SHARES[2]
1 Year	12.71%
Since Inception[1]	6.46%
CLASS R SHARES[2]
1 Year	12.13%
Since Inception[1]	5.92%
CLASS K SHARES[2]
1 Year	12.50%
Since Inception[1]	6.22%
CLASS I SHARES[2]
1 Year	12.79%
Since Inception[1]	6.46%
CLASS Z SHARES[2]
1 Year	12.67%
Since Inception[1]	6.44%

1	Inception date: 12/15/2014.

2	Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

22 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

HISTORICAL PERFORMANCE

AB MULTI-MANAGER SELECT 2020 FUND

AVERAGE ANNUAL RETURNS AS OF JANUARY 31, 2018 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)
CLASS A SHARES
1 Year	14.92%	10.08%
Since Inception[1]	7.59%	6.11%
CLASS C SHARES
1 Year	14.05%	13.05%
Since Inception[1]	6.76%	6.76%
ADVISOR CLASS SHARES[2]
1 Year	15.22%	15.22%
Since Inception[1]	7.85%	7.85%
CLASS R SHARES[2]
1 Year	14.61%	14.61%
Since Inception[1]	7.31%	7.31%
CLASS K SHARES[2]
1 Year	14.99%	14.99%
Since Inception[1]	7.61%	7.61%
CLASS I SHARES[2]
1 Year	15.11%	15.11%
Since Inception[1]	7.81%	7.81%
CLASS Z SHARES[2]
1 Year	15.23%	15.23%
Since Inception[1]	7.83%	7.83%

The Fund’s current prospectus fee table shows the Fund’s total annual operating expense ratios as 1.27%, 2.04%, 1.04%, 1.63%, 1.36%, 1.05% and 0.95% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively, gross of any fee waivers or expense reimbursements and inclusive of the Fund’s proportionate share of Underlying Portfolio fees and expenses. Contractual fee waivers and/or expense reimbursements limit the Fund’s annual operating expense ratios exclusive of acquired fund fees and expenses, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs to 0.37%, 1.12%, 0.12%, 0.62%, 0.37%, 0.12% and 0.12% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively. These waivers/reimbursements may not be terminated before November 30, 2018 and may be extended by the Adviser for additional one-year terms. Any fees waived and expenses borne by the Adviser through January 5, 2016 under the expense limitation in effect prior to that date may be reimbursed by the Fund until the end of the third fiscal year after the fiscal period in which the fee was waived or the expense was borne, provided that no reimbursement payment will be made that would cause the Fund’s operating expenses to exceed the applicable expense limitations. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

(footnotes continued on next page)

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 23

HISTORICAL PERFORMANCE (continued)

AB MULTI-MANAGER SELECT 2020 FUND

1	Inception date: 12/15/2014.

2	These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

24 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

HISTORICAL PERFORMANCE (continued)

AB MULTI-MANAGER SELECT 2020 FUND

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

DECEMBER 31, 2017 (unaudited)

SEC Returns (reflects applicable sales charges)
CLASS A SHARES
1 Year	8.99%
Since Inception[1]	5.43%
CLASS C SHARES
1 Year	12.08%
Since Inception[1]	6.11%
ADVISOR CLASS SHARES[2]
1 Year	14.04%
Since Inception[1]	7.17%
CLASS R SHARES[2]
1 Year	13.52%
Since Inception[1]	6.64%
CLASS K SHARES[2]
1 Year	13.90%
Since Inception[1]	6.94%
CLASS I SHARES[2]
1 Year	13.99%
Since Inception[1]	7.13%
CLASS Z SHARES[2]
1 Year	14.13%
Since Inception[1]	7.17%

1	Inception date: 12/15/2014.

2	Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 25

HISTORICAL PERFORMANCE

AB MULTI-MANAGER SELECT 2025 FUND

AVERAGE ANNUAL RETURNS AS OF JANUARY 31, 2018 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)
CLASS A SHARES
1 Year	17.39%	12.38%
Since Inception[1]	8.65%	7.16%
CLASS C SHARES
1 Year	16.56%	15.56%
Since Inception[1]	7.89%	7.89%
ADVISOR CLASS SHARES[2]
1 Year	17.64%	17.64%
Since Inception[1]	8.94%	8.94%
CLASS R SHARES[2]
1 Year	17.06%	17.06%
Since Inception[1]	8.38%	8.38%
CLASS K SHARES[2]
1 Year	17.42%	17.42%
Since Inception[1]	8.69%	8.69%
CLASS I SHARES[2]
1 Year	17.59%	17.59%
Since Inception[1]	8.94%	8.94%
CLASS Z SHARES[2]
1 Year	17.64%	17.64%
Since Inception[1]	8.94%	8.94%

The Fund’s current prospectus fee table shows the Fund’s total annual operating expense ratios as 1.19%, 1.98%, 0.96%, 1.48%, 1.26%, 0.94% and 0.86% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively, gross of any fee waivers or expense reimbursements and inclusive of the Fund’s proportionate share of Underlying Portfolio fees and expenses. Contractual fee waivers and/or expense reimbursements limit the Fund’s annual operating expense ratios exclusive of acquired fund fees and expenses, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs to 0.38%, 1.13%, 0.13%, 0.63%, 0.38%, 0.13% and 0.13% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively. These waivers/reimbursements may not be terminated before November 30, 2018 and may be extended by the Adviser for additional one-year terms. Any fees waived and expenses borne by the Adviser through January 5, 2016 under the expense limitation in effect prior to that date may be reimbursed by the Fund until the end of the third fiscal year after the fiscal period in which the fee was waived or the expense was borne, provided that no reimbursement payment will be made that would cause the Fund’s operating expenses to exceed the applicable expense limitations. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

(footnotes continued on next page)

26 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

HISTORICAL PERFORMANCE (continued)

AB MULTI-MANAGER SELECT 2025 FUND

1	Inception date: 12/15/2014.

2	These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 27

HISTORICAL PERFORMANCE (continued)

AB MULTI-MANAGER SELECT 2025 FUND

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

DECEMBER 31, 2017 (unaudited)

SEC Returns (reflects applicable sales charges)
CLASS A SHARES
1 Year	10.97%
Since Inception[1]	6.32%
CLASS C SHARES
1 Year	14.08%
Since Inception[1]	7.05%
ADVISOR CLASS SHARES[2]
1 Year	16.26%
Since Inception[1]	8.13%
CLASS R SHARES[2]
1 Year	15.64%
Since Inception[1]	7.57%
CLASS K SHARES[2]
1 Year	15.90%
Since Inception[1]	7.85%
CLASS I SHARES[2]
1 Year	16.18%
Since Inception[1]	8.11%
CLASS Z SHARES[2]
1 Year	16.22%
Since Inception[1]	8.11%

1	Inception date: 12/15/2014.

2	Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

28 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

HISTORICAL PERFORMANCE

AB MULTI-MANAGER SELECT 2030 FUND

AVERAGE ANNUAL RETURNS AS OF JANUARY 31, 2018 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)
CLASS A SHARES
1 Year	19.77%	14.71%
Since Inception[1]	9.95%	8.45%
CLASS C SHARES
1 Year	18.97%	17.97%
Since Inception[1]	9.19%	9.19%
ADVISOR CLASS SHARES[2]
1 Year	20.11%	20.11%
Since Inception[1]	10.26%	10.26%
CLASS R SHARES[2]
1 Year	19.50%	19.50%
Since Inception[1]	9.68%	9.68%
CLASS K SHARES[2]
1 Year	19.73%	19.73%
Since Inception[1]	9.95%	9.95%
CLASS I SHARES[2]
1 Year	20.11%	20.11%
Since Inception[1]	10.23%	10.23%
CLASS Z SHARES[2]
1 Year	20.03%	20.03%
Since Inception[1]	10.22%	10.22%

The Fund’s current prospectus fee table shows the Fund’s total annual operating expense ratios as 1.26%, 2.02%, 1.01%, 1.58%, 1.32%, 1.00% and 0.91% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively, gross of any fee waivers or expense reimbursements and inclusive of the Fund’s proportionate share of Underlying Portfolio fees and expenses. Contractual fee waivers and/or expense reimbursements limit the Fund’s annual operating expense ratios exclusive of acquired fund fees and expenses, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs to 0.40%, 1.15%, 0.15%, 0.65%, 0.40%, 0.15% and 0.15% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively. These waivers/reimbursements may not be terminated before November 30, 2018 and may be extended by the Adviser for additional one-year terms. Any fees waived and expenses borne by the Adviser through January 5, 2016 under the expense limitation in effect prior to that date may be reimbursed by the Fund until the end of the third fiscal year after the fiscal period in which the fee was waived or the expense was borne, provided that no reimbursement payment will be made that would cause the Fund’s operating expenses to exceed the applicable expense limitations. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

(footnotes continued on next page)

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 29

HISTORICAL PERFORMANCE (continued)

AB MULTI-MANAGER SELECT 2030 FUND

1	Inception date: 12/15/2014.

2	These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

30 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

HISTORICAL PERFORMANCE (continued)

AB MULTI-MANAGER SELECT 2030 FUND

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

DECEMBER 31, 2017 (unaudited)

SEC Returns (reflects applicable sales charges)
CLASS A SHARES
1 Year	12.78%
Since Inception[1]	7.41%
CLASS C SHARES
1 Year	15.83%
Since Inception[1]	8.16%
ADVISOR CLASS SHARES[2]
1 Year	17.97%
Since Inception[1]	9.23%
CLASS R SHARES[2]
1 Year	17.41%
Since Inception[1]	8.67%
CLASS K SHARES[2]
1 Year	17.75%
Since Inception[1]	8.95%
CLASS I SHARES[2]
1 Year	18.03%
Since Inception[1]	9.21%
CLASS Z SHARES[2]
1 Year	18.04%
Since Inception[1]	9.22%

1	Inception date: 12/15/2014.

2	Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 31

HISTORICAL PERFORMANCE

AB MULTI-MANAGER SELECT 2035 FUND

AVERAGE ANNUAL RETURNS AS OF JANUARY 31, 2018 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)
CLASS A SHARES
1 Year	22.15%	16.93%
Since Inception[1]	10.91%	9.39%
CLASS C SHARES
1 Year	21.42%	20.42%
Since Inception[1]	10.09%	10.09%
ADVISOR CLASS SHARES[2]
1 Year	22.57%	22.57%
Since Inception[1]	11.19%	11.19%
CLASS R SHARES[2]
1 Year	22.02%	22.02%
Since Inception[1]	10.65%	10.65%
CLASS K SHARES[2]
1 Year	22.18%	22.18%
Since Inception[1]	10.92%	10.92%
CLASS I SHARES[2]
1 Year	22.50%	22.50%
Since Inception[1]	11.17%	11.17%
CLASS Z SHARES[2]
1 Year	22.47%	22.47%
Since Inception[1]	11.18%	11.18%

The Fund’s current prospectus fee table shows the Fund’s total annual operating expense ratios as 1.35%, 2.12%, 1.11%, 1.55%, 1.36%, 1.05% and 0.96% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively, gross of any fee waivers or expense reimbursements and inclusive of the Fund’s proportionate share of Underlying Portfolio fees and expenses. Contractual fee waivers and/or expense reimbursements limit the Fund’s annual operating expense ratios exclusive of acquired fund fees and expenses, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs to 0.40%, 1.15%, 0.15%, 0.65%, 0.40%, 0.15% and 0.15% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively. These waivers/reimbursements may not be terminated before November 30, 2018 and may be extended by the Adviser for additional one-year terms. Any fees waived and expenses borne by the Adviser through January 5, 2016 under the expense limitation in effect prior to that date may be reimbursed by the Fund until the end of the third fiscal year after the fiscal period in which the fee was waived or the expense was borne, provided that no reimbursement payment will be made that would cause the Fund’s operating expenses to exceed the applicable expense limitations. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

(footnotes continued on next page)

32 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

HISTORICAL PERFORMANCE (continued)

AB MULTI-MANAGER SELECT 2035 FUND

1	Inception date: 12/15/2014.

2	These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 33

HISTORICAL PERFORMANCE (continued)

AB MULTI-MANAGER SELECT 2035 FUND

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

DECEMBER 31, 2017 (unaudited)

SEC Returns (reflects applicable sales charges)
CLASS A SHARES
1 Year	14.71%
Since Inception[1]	8.18%
CLASS C SHARES
1 Year	17.99%
Since Inception[1]	8.90%
ADVISOR CLASS SHARES[2]
1 Year	20.15%
Since Inception[1]	10.01%
CLASS R SHARES[2]
1 Year	19.52%
Since Inception[1]	9.44%
CLASS K SHARES[2]
1 Year	19.80%
Since Inception[1]	9.72%
CLASS I SHARES[2]
1 Year	20.07%
Since Inception[1]	9.97%
CLASS Z SHARES[2]
1 Year	20.19%
Since Inception[1]	9.99%

1	Inception date: 12/15/2014.

2	Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

34 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

HISTORICAL PERFORMANCE

AB MULTI-MANAGER SELECT 2040 FUND

AVERAGE ANNUAL RETURNS AS OF JANUARY 31, 2018 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)
CLASS A SHARES
1 Year	23.80%	18.49%
Since Inception[1]	11.47%	9.94%
CLASS C SHARES
1 Year	22.86%	21.86%
Since Inception[1]	10.67%	10.67%
ADVISOR CLASS SHARES[2]
1 Year	24.08%	24.08%
Since Inception[1]	11.75%	11.75%
CLASS R SHARES[2]
1 Year	23.40%	23.40%
Since Inception[1]	11.21%	11.21%
CLASS K SHARES[2]
1 Year	23.75%	23.75%
Since Inception[1]	11.49%	11.49%
CLASS I SHARES[2]
1 Year	23.98%	23.98%
Since Inception[1]	11.73%	11.73%
CLASS Z SHARES[2]
1 Year	24.06%	24.06%
Since Inception[1]	11.77%	11.77%

The Fund’s current prospectus fee table shows the Fund’s total annual operating expense ratios as 1.44%, 2.23%, 1.23%, 1.69%, 1.47%, 1.15% and 1.06% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively, gross of any fee waivers or expense reimbursements and inclusive of the Fund’s proportionate share of Underlying Portfolio fees and expenses. Contractual fee waivers and/or expense reimbursements limit the Fund’s annual operating expense ratios exclusive of acquired fund fees and expenses, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs to 0.41%, 1.16%, 0.16%, 0.66%, 0.41%, 0.16% and 0.16% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively. These waivers/reimbursements may not be terminated before November 30, 2018 and may be extended by the Adviser for additional one-year terms. Any fees waived and expenses borne by the Adviser through January 5, 2016 under the expense limitation in effect prior to that date may be reimbursed by the Fund until the end of the third fiscal year after the fiscal period in which the fee was waived or the expense was borne, provided that no reimbursement payment will be made that would cause the Fund’s operating expenses to exceed the applicable expense limitations. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

(footnotes continued on next page)

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 35

HISTORICAL PERFORMANCE (continued)

AB MULTI-MANAGER SELECT 2040 FUND

1	Inception date: 12/15/2014.

2	These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

36 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

HISTORICAL PERFORMANCE (continued)

AB MULTI-MANAGER SELECT 2040 FUND

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

DECEMBER 31, 2017 (unaudited)

SEC Returns (reflects applicable sales charges)
CLASS A SHARES
1 Year	15.83%
Since Inception[1]	8.61%
CLASS C SHARES
1 Year	19.08%
Since Inception[1]	9.36%
ADVISOR CLASS SHARES[2]
1 Year	21.31%
Since Inception[1]	10.45%
CLASS R SHARES[2]
1 Year	20.76%
Since Inception[1]	9.91%
CLASS K SHARES[2]
1 Year	21.01%
Since Inception[1]	10.17%
CLASS I SHARES[2]
1 Year	21.26%
Since Inception[1]	10.42%
CLASS Z SHARES[2]
1 Year	21.31%
Since Inception[1]	10.45%

1	Inception date: 12/15/2014.

2	Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 37

HISTORICAL PERFORMANCE

AB MULTI-MANAGER SELECT 2045 FUND

AVERAGE ANNUAL RETURNS AS OF JANUARY 31, 2018 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)
CLASS A SHARES
1 Year	24.50%	19.21%
Since Inception[1]	11.67%	10.15%
CLASS C SHARES
1 Year	23.54%	22.54%
Since Inception[1]	10.83%	10.83%
ADVISOR CLASS SHARES[2]
1 Year	24.85%	24.85%
Since Inception[1]	11.92%	11.92%
CLASS R SHARES[2]
1 Year	24.16%	24.16%
Since Inception[1]	11.36%	11.36%
CLASS K SHARES[2]
1 Year	24.48%	24.48%
Since Inception[1]	11.69%	11.69%
CLASS I SHARES[2]
1 Year	24.82%	24.82%
Since Inception[1]	11.92%	11.92%
CLASS Z SHARES[2]
1 Year	24.80%	24.80%
Since Inception[1]	11.93%	11.93%

The Fund’s current prospectus fee table shows the Fund’s total annual operating expense ratios as 1.67%, 2.46%, 1.44%, 1.75%, 1.58%, 1.26% and 1.18% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively, gross of any fee waivers or expense reimbursements and inclusive of the Fund’s proportionate share of Underlying Portfolio fees and expenses. Contractual fee waivers and/or expense reimbursements limit the Fund’s annual operating expense ratios exclusive of acquired fund fees and expenses, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs to 0.41%, 1.16%, 0.16%, 0.66%, 0.41%, 0.16% and 0.16% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively. These waivers/reimbursements may not be terminated before November 30, 2018 and may be extended by the Adviser for additional one-year terms. Any fees waived and expenses borne by the Adviser through January 5, 2016 under the expense limitation in effect prior to that date may be reimbursed by the Fund until the end of the third fiscal year after the fiscal period in which the fee was waived or the expense was borne, provided that no reimbursement payment will be made that would cause the Fund’s operating expenses to exceed the applicable expense limitations. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

(footnotes continued on next page)

38 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

HISTORICAL PERFORMANCE (continued)

AB MULTI-MANAGER SELECT 2045 FUND

1	Inception date: 12/15/2014.

2	These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 39

HISTORICAL PERFORMANCE (continued)

AB MULTI-MANAGER SELECT 2045 FUND

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

DECEMBER 31, 2017 (unaudited)

SEC Returns (reflects applicable sales charges)
CLASS A SHARES
1 Year	16.32%
Since Inception[1]	8.75%
CLASS C SHARES
1 Year	19.64%
Since Inception[1]	9.47%
ADVISOR CLASS SHARES[2]
1 Year	21.75%
Since Inception[1]	10.54%
CLASS R SHARES[2]
1 Year	21.13%
Since Inception[1]	10.00%
CLASS K SHARES[2]
1 Year	21.48%
Since Inception[1]	10.31%
CLASS I SHARES[2]
1 Year	21.74%
Since Inception[1]	10.55%
CLASS Z SHARES[2]
1 Year	21.79%
Since Inception[1]	10.55%

1	Inception date: 12/15/2014.

2	Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

40 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

HISTORICAL PERFORMANCE

AB MULTI-MANAGER SELECT 2050 FUND

AVERAGE ANNUAL RETURNS AS OF JANUARY 31, 2018 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)
CLASS A SHARES
1 Year	24.74%	19.42%
Since Inception[1]	11.76%	10.23%
CLASS C SHARES
1 Year	23.88%	22.88%
Since Inception[1]	10.91%	10.91%
ADVISOR CLASS SHARES[2]
1 Year	25.15%	25.15%
Since Inception[1]	12.05%	12.05%
CLASS R SHARES[2]
1 Year	24.55%	24.55%
Since Inception[1]	11.50%	11.50%
CLASS K SHARES[2]
1 Year	24.74%	24.74%
Since Inception[1]	11.73%	11.73%
CLASS I SHARES[2]
1 Year	25.18%	25.18%
Since Inception[1]	12.05%	12.05%
CLASS Z SHARES[2]
1 Year	25.11%	25.11%
Since Inception[1]	12.05%	12.05%

The Fund’s current prospectus fee table shows the Fund’s total annual operating expense ratios as 3.45%, 4.30%, 3.22%, 2.67%, 2.40%, 2.07% and 1.99% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively, gross of any fee waivers or expense reimbursements and inclusive of the Fund’s proportionate share of Underlying Portfolio fees and expenses. Contractual fee waivers and/or expense reimbursements limit the Fund’s annual operating expense ratios exclusive of acquired fund fees and expenses, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs to 0.42%, 1.17%, 0.17%, 0.67%, 0.42%, 0.17% and 0.17% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively. These waivers/reimbursements may not be terminated before November 30, 2018 and may be extended by the Adviser for additional one-year terms. Any fees waived and expenses borne by the Adviser through January 5, 2016 under the expense limitation in effect prior to that date may be reimbursed by the Fund until the end of the third fiscal year after the fiscal period in which the fee was waived or the expense was borne, provided that no reimbursement payment will be made that would cause the Fund’s operating expenses to exceed the applicable expense limitations. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

(footnotes continued on next page)

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 41

HISTORICAL PERFORMANCE (continued)

AB MULTI-MANAGER SELECT 2050 FUND

1	Inception date: 12/15/2014.

2	These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

42 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

HISTORICAL PERFORMANCE (continued)

AB MULTI-MANAGER SELECT 2050 FUND

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

DECEMBER 31, 2017 (unaudited)

SEC Returns (reflects applicable sales charges)
CLASS A SHARES
1 Year	16.50%
Since Inception[1]	8.81%
CLASS C SHARES
1 Year	19.91%
Since Inception[1]	9.54%
ADVISOR CLASS SHARES[2]
1 Year	22.14%
Since Inception[1]	10.64%
CLASS R SHARES[2]
1 Year	21.52%
Since Inception[1]	10.10%
CLASS K SHARES[2]
1 Year	21.81%
Since Inception[1]	10.34%
CLASS I SHARES[2]
1 Year	22.05%
Since Inception[1]	10.64%
CLASS Z SHARES[2]
1 Year	22.19%
Since Inception[1]	10.66%

1	Inception date: 12/15/2014.

2	Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 43

HISTORICAL PERFORMANCE

AB MULTI-MANAGER SELECT 2055 FUND

AVERAGE ANNUAL RETURNS AS OF JANUARY 31, 2018 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)
CLASS A SHARES
1 Year	24.85%	19.56%
Since Inception[1]	11.55%	10.02%
CLASS C SHARES
1 Year	23.94%	22.94%
Since Inception[1]	10.74%	10.74%
ADVISOR CLASS SHARES[2]
1 Year	25.13%	25.13%
Since Inception[1]	11.83%	11.83%
CLASS R SHARES[2]
1 Year	24.62%	24.62%
Since Inception[1]	11.31%	11.31%
CLASS K SHARES[2]
1 Year	24.80%	24.80%
Since Inception[1]	11.56%	11.56%
CLASS I SHARES[2]
1 Year	25.07%	25.07%
Since Inception[1]	11.83%	11.83%
CLASS Z SHARES[2]
1 Year	25.06%	25.06%
Since Inception[1]	11.84%	11.84%

The Fund’s current prospectus fee table shows the Fund’s total annual operating expense ratios as 3.14%, 3.93%, 2.92%, 2.53%, 2.35%, 2.01% and 1.96% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively, gross of any fee waivers or expense reimbursements and inclusive of the Fund’s proportionate share of Underlying Portfolio fees and expenses. Contractual fee waivers and/or expense reimbursements limit the Fund’s annual operating expense ratios exclusive of acquired fund fees and expenses, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs to 0.42%, 1.17%, 0.17%, 0.67%, 0.42%, 0.17% and 0.17% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively. These waivers/reimbursements may not be terminated before November 30, 2018 and may be extended by the Adviser for additional one-year terms. Any fees waived and expenses borne by the Adviser through January 5, 2016 under the expense limitation in effect prior to that date may be reimbursed by the Fund until the end of the third fiscal year after the fiscal period in which the fee was waived or the expense was borne, provided that no reimbursement payment will be made that would cause the Fund’s operating expenses to exceed the applicable expense limitations. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

(footnotes continued on next page)

44 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

HISTORICAL PERFORMANCE (continued)

AB MULTI-MANAGER SELECT 2055 FUND

1	Inception date: 12/15/2014.

2	These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 45

HISTORICAL PERFORMANCE (continued)

AB MULTI-MANAGER SELECT 2055 FUND

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

DECEMBER 31, 2017 (unaudited)

SEC Returns (reflects applicable sales charges)
CLASS A SHARES
1 Year	16.62%
Since Inception[1]	8.62%
CLASS C SHARES
1 Year	19.87%
Since Inception[1]	9.36%
ADVISOR CLASS SHARES[2]
1 Year	22.12%
Since Inception[1]	10.45%
CLASS R SHARES[2]
1 Year	21.50%
Since Inception[1]	9.91%
CLASS K SHARES[2]
1 Year	21.70%
Since Inception[1]	10.15%
CLASS I SHARES[2]
1 Year	22.02%
Since Inception[1]	10.43%
CLASS Z SHARES[2]
1 Year	22.05%
Since Inception[1]	10.46%

1	Inception date: 12/15/2014.

2	Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

46 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

EXPENSE EXAMPLE

(unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of each table below provides information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Each Fund will indirectly bear its pro rata share of the expenses incurred by the Underlying Portfolios in which the Fund invests. These expenses are not included in the table below.

Hypothetical Example for Comparison Purposes

The first line of each table below also provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Each Fund will indirectly bear its pro rata share of the expenses incurred by the Underlying Portfolios in which the Fund invests. These expenses are not included in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 47

EXPENSE EXAMPLE (continued)

(unaudited)

AB Multi-Manager Select Retirement Allocation Fund

	Beginning Account Value August 1, 2017	Ending Account Value January 31, 2018	Expenses Paid During Period*	Annualized Expense Ratio*	Total Expenses Paid During Period+	Total Annualized Expense Ratio+
Class A
Actual	$1,000	$1,042.80	$2.21	0.43%	$4.63	0.90%
Hypothetical**	$1,000	$1,023.04	$2.19	0.43%	$4.58	0.90%
Class C
Actual	$1,000	$1,038.90	$6.06	1.18%	$8.48	1.65%
Hypothetical**	$1,000	$1,019.26	$6.01	1.18%	$8.39	1.65%
Advisor Class
Actual	$1,000	$1,044.30	$0.93	0.18%	$3.35	0.65%
Hypothetical**	$1,000	$1,024.30	$0.92	0.18%	$3.31	0.65%
Class R
Actual	$1,000	$1,042.00	$3.50	0.68%	$5.92	1.15%
Hypothetical**	$1,000	$1,021.78	$3.47	0.68%	$5.85	1.15%
Class K
Actual	$1,000	$1,042.40	$2.21	0.43%	$4.63	0.90%
Hypothetical**	$1,000	$1,023.04	$2.19	0.43%	$4.58	0.90%
Class I
Actual	$1,000	$1,043.60	$0.88	0.17%	$3.30	0.64%
Hypothetical**	$1,000	$1,024.35	$0.87	0.17%	$3.26	0.64%
Class Z
Actual	$1,000	$1,044.70	$0.93	0.18%	$3.35	0.65%
Hypothetical**	$1,000	$1,024.30	$0.92	0.18%	$3.31	0.65%

AB Multi-Manager Select 2010 Fund

	Beginning Account Value August 1, 2017	Ending Account Value January 31, 2018	Expenses Paid During Period*	Annualized Expense Ratio*	Total Expenses Paid During Period+	Total Annualized Expense Ratio+
Class A
Actual	$1,000	$1,060.80	$2.08	0.40%	$4.78	0.92%
Hypothetical**	$1,000	$1,023.19	$2.04	0.40%	$4.69	0.92%
Class C
Actual	$1,000	$1,055.60	$5.96	1.15%	$8.65	1.67%
Hypothetical**	$1,000	$1,019.41	$5.85	1.15%	$8.49	1.67%
Advisor Class
Actual	$1,000	$1,062.70	$0.78	0.15%	$3.48	0.67%
Hypothetical**	$1,000	$1,024.45	$0.77	0.15%	$3.41	0.67%
Class R
Actual	$1,000	$1,059.20	$3.37	0.65%	$6.07	1.17%
Hypothetical**	$1,000	$1,021.93	$3.31	0.65%	$5.96	1.17%
Class K
Actual	$1,000	$1,059.90	$2.08	0.40%	$4.78	0.92%
Hypothetical**	$1,000	$1,023.19	$2.04	0.40%	$4.69	0.92%

48 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

EXPENSE EXAMPLE (continued)

(unaudited)

	Beginning Account Value August 1, 2017	Ending Account Value January 31, 2018	Expenses Paid During Period*	Annualized Expense Ratio*	Total Expenses Paid During Period+	Total Annualized Expense Ratio+
Class I
Actual	$1,000	$1,061.10	$0.78	0.15%	$3.48	0.67%
Hypothetical**	$1,000	$1,024.45	$0.77	0.15%	$3.41	0.67%
Class Z
Actual	$1,000	$1,061.80	$0.73	0.14%	$3.43	0.66%
Hypothetical**	$1,000	$1,024.50	$0.71	0.14%	$3.36	0.66%

AB Multi-Manager Select 2015 Fund

	Beginning Account Value August 1, 2017	Ending Account Value January 31, 2018	Expenses Paid During Period*	Annualized Expense Ratio*	Total Expenses Paid During Period+	Total Annualized Expense Ratio+
Class A
Actual	$1,000	$1,071.40	$1.98	0.38%	$4.91	0.94%
Hypothetical**	$1,000	$1,023.29	$1.94	0.38%	$4.79	0.94%
Class C
Actual	$1,000	$1,066.60	$5.89	1.13%	$8.80	1.69%
Hypothetical**	$1,000	$1,019.51	$5.75	1.13%	$8.59	1.69%
Advisor Class
Actual	$1,000	$1,072.10	$0.68	0.13%	$3.60	0.69%
Hypothetical**	$1,000	$1,024.55	$0.66	0.13%	$3.52	0.69%
Class R
Actual	$1,000	$1,069.90	$3.29	0.63%	$6.21	1.19%
Hypothetical**	$1,000	$1,022.03	$3.21	0.63%	$6.06	1.19%
Class K
Actual	$1,000	$1,071.40	$1.98	0.38%	$4.91	0.94%
Hypothetical**	$1,000	$1,023.29	$1.94	0.38%	$4.79	0.94%
Class I
Actual	$1,000	$1,072.20	$0.73	0.14%	$3.66	0.70%
Hypothetical**	$1,000	$1,024.50	$0.71	0.14%	$3.57	0.70%
Class Z
Actual	$1,000	$1,072.10	$0.63	0.12%	$3.55	0.68%
Hypothetical**	$1,000	$1,024.60	$0.61	0.12%	$3.47	0.68%

AB Multi-Manager Select 2020 Fund

	Beginning Account Value August 1, 2017	Ending Account Value January 31, 2018	Expenses Paid During Period*	Annualized Expense Ratio*	Total Expenses Paid During Period+	Total Annualized Expense Ratio+
Class A
Actual	$1,000	$1,079.10	$2.20	0.42%	$5.19	0.99%
Hypothetical**	$1,000	$1,023.09	$2.14	0.42%	$5.04	0.99%

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 49

EXPENSE EXAMPLE (continued)

(unaudited)

	Beginning Account Value August 1, 2017	Ending Account Value January 31, 2018	Expenses Paid During Period*	Annualized Expense Ratio*	Total Expenses Paid During Period+	Total Annualized Expense Ratio+
Class C
Actual	$1,000	$1,075.30	$6.12	1.17%	$9.10	1.74%
Hypothetical**	$1,000	$1,019.31	$5.96	1.17%	$8.84	1.74%
Advisor Class
Actual	$1,000	$1,081.00	$0.84	0.16%	$3.83	0.73%
Hypothetical**	$1,000	$1,024.40	$0.82	0.16%	$3.72	0.73%
Class R
Actual	$1,000	$1,077.90	$3.46	0.66%	$6.44	1.23%
Hypothetical**	$1,000	$1,021.88	$3.36	0.66%	$6.26	1.23%
Class K
Actual	$1,000	$1,079.50	$2.15	0.41%	$5.14	0.98%
Hypothetical**	$1,000	$1,023.14	$2.09	0.41%	$4.99	0.98%
Class I
Actual	$1,000	$1,079.70	$1.00	0.19%	$3.98	0.76%
Hypothetical**	$1,000	$1,024.25	$0.97	0.19%	$3.87	0.76%
Class Z
Actual	$1,000	$1,080.70	$0.89	0.17%	$3.88	0.74%
Hypothetical**	$1,000	$1,024.35	$0.87	0.17%	$3.77	0.74%

AB Multi-Manager Select 2025 Fund

	Beginning Account Value August 1, 2017	Ending Account Value January 31, 2018	Expenses Paid During Period*	Annualized Expense Ratio*	Total Expenses Paid During Period+	Total Annualized Expense Ratio+
Class A
Actual	$1,000	$1,092.00	$2.16	0.41%	$5.22	0.99%
Hypothetical**	$1,000	$1,023.14	$2.09	0.41%	$5.04	0.99%
Class C
Actual	$1,000	$1,088.60	$6.11	1.16%	$9.16	1.74%
Hypothetical**	$1,000	$1,019.36	$5.90	1.16%	$8.84	1.74%
Advisor Class
Actual	$1,000	$1,093.40	$0.84	0.16%	$3.90	0.74%
Hypothetical**	$1,000	$1,024.40	$0.82	0.16%	$3.77	0.74%
Class R
Actual	$1,000	$1,091.20	$3.48	0.66%	$6.54	1.24%
Hypothetical**	$1,000	$1,021.88	$3.36	0.66%	$6.31	1.24%
Class K
Actual	$1,000	$1,092.70	$2.16	0.41%	$5.22	0.99%
Hypothetical**	$1,000	$1,023.14	$2.09	0.41%	$5.04	0.99%
Class I
Actual	$1,000	$1,093.40	$0.90	0.17%	$3.96	0.75%
Hypothetical**	$1,000	$1,024.35	$0.87	0.17%	$3.82	0.75%
Class Z
Actual	$1,000	$1,093.80	$0.84	0.16%	$3.91	0.74%
Hypothetical**	$1,000	$1,024.40	$0.82	0.16%	$3.77	0.74%

50 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

EXPENSE EXAMPLE (continued)

(unaudited)

AB Multi-Manager Select 2030 Fund

	Beginning Account Value August 1, 2017	Ending Account Value January 31, 2018	Expenses Paid During Period*	Annualized Expense Ratio*	Total Expenses Paid During Period+	Total Annualized Expense Ratio+
Class A
Actual	$1,000	$1,104.50	$2.39	0.45%	$5.36	1.01%
Hypothetical**	$1,000	$1,022.94	$2.29	0.45%	$5.14	1.01%
Class C
Actual	$1,000	$1,100.20	$6.35	1.20%	$9.32	1.76%
Hypothetical**	$1,000	$1,019.16	$6.11	1.20%	$8.94	1.76%
Advisor Class
Actual	$1,000	$1,105.70	$1.06	0.20%	$4.03	0.76%
Hypothetical**	$1,000	$1,024.20	$1.02	0.20%	$3.87	0.76%
Class R
Actual	$1,000	$1,103.10	$3.71	0.70%	$6.68	1.26%
Hypothetical**	$1,000	$1,021.68	$3.57	0.70%	$6.41	1.26%
Class K
Actual	$1,000	$1,104.30	$2.39	0.45%	$5.36	1.01%
Hypothetical**	$1,000	$1,022.94	$2.29	0.45%	$5.14	1.01%
Class I
Actual	$1,000	$1,105.90	$1.11	0.21%	$4.09	0.77%
Hypothetical**	$1,000	$1,024.15	$1.07	0.21%	$3.92	0.77%
Class Z
Actual	$1,000	$1,105.20	$1.06	0.20%	$4.03	0.76%
Hypothetical**	$1,000	$1,024.20	$1.02	0.20%	$3.87	0.76%

AB Multi-Manager Select 2035 Fund

	Beginning Account Value August 1, 2017	Ending Account Value January 31, 2018	Expenses Paid During Period*	Annualized Expense Ratio*	Total Expenses Paid During Period+	Total Annualized Expense Ratio+
Class A
Actual	$1,000	$1,116.60	$2.40	0.45%	$5.44	1.02%
Hypothetical**	$1,000	$1,022.94	$2.29	0.45%	$5.19	1.02%
Class C
Actual	$1,000	$1,112.70	$6.39	1.20%	$9.43	1.77%
Hypothetical**	$1,000	$1,019.16	$6.11	1.20%	$9.00	1.77%
Advisor Class
Actual	$1,000	$1,118.70	$1.07	0.20%	$4.11	0.77%
Hypothetical**	$1,000	$1,024.20	$1.02	0.20%	$3.92	0.77%
Class R
Actual	$1,000	$1,115.90	$3.73	0.70%	$6.77	1.27%
Hypothetical**	$1,000	$1,021.68	$3.57	0.70%	$6.46	1.27%
Class K
Actual	$1,000	$1,116.80	$2.40	0.45%	$5.44	1.02%
Hypothetical**	$1,000	$1,022.94	$2.29	0.45%	$5.19	1.02%

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 51

EXPENSE EXAMPLE (continued)

(unaudited)

	Beginning Account Value August 1, 2017	Ending Account Value January 31, 2018	Expenses Paid During Period*	Annualized Expense Ratio*	Total Expenses Paid During Period+	Total Annualized Expense Ratio+
Class I
Actual	$1,000	$1,117.80	$1.17	0.22%	$4.22	0.79%
Hypothetical**	$1,000	$1,024.10	$1.12	0.22%	$4.02	0.79%
Class Z
Actual	$1,000	$1,118.50	$1.07	0.20%	$4.11	0.77%
Hypothetical**	$1,000	$1,024.20	$1.02	0.20%	$3.92	0.77%

AB Multi-Manager Select 2040 Fund

	Beginning Account Value August 1, 2017	Ending Account Value January 31, 2018	Expenses Paid During Period*	Annualized Expense Ratio*	Total Expenses Paid During Period+	Total Annualized Expense Ratio+
Class A
Actual	$1,000	$1,125.70	$2.57	0.48%	$5.68	1.06%
Hypothetical**	$1,000	$1,022.79	$2.45	0.48%	$5.40	1.06%
Class C
Actual	$1,000	$1,121.10	$6.58	1.23%	$9.68	1.81%
Hypothetical**	$1,000	$1,019.00	$6.26	1.23%	$9.20	1.81%
Advisor Class
Actual	$1,000	$1,126.70	$1.23	0.23%	$4.34	0.81%
Hypothetical**	$1,000	$1,024.05	$1.17	0.23%	$4.13	0.81%
Class R
Actual	$1,000	$1,124.40	$3.91	0.73%	$7.01	1.31%
Hypothetical**	$1,000	$1,021.53	$3.72	0.73%	$6.67	1.31%
Class K
Actual	$1,000	$1,125.00	$2.57	0.48%	$5.68	1.06%
Hypothetical**	$1,000	$1,022.79	$2.45	0.48%	$5.40	1.06%
Class I
Actual	$1,000	$1,126.20	$1.39	0.26%	$4.50	0.84%
Hypothetical**	$1,000	$1,023.89	$1.33	0.26%	$4.28	0.84%
Class Z
Actual	$1,000	$1,127.00	$1.23	0.23%	$4.34	0.81%
Hypothetical**	$1,000	$1,024.05	$1.17	0.23%	$4.13	0.81%

AB Multi-Manager Select 2045 Fund

	Beginning Account Value August 1, 2017	Ending Account Value January 31, 2018	Expenses Paid During Period*	Annualized Expense Ratio*	Total Expenses Paid During Period+	Total Annualized Expense Ratio+
Class A
Actual	$1,000	$1,130.10	$2.52	0.47%	$5.58	1.04%
Hypothetical**	$1,000	$1,022.84	$2.40	0.47%	$5.30	1.04%

52 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

EXPENSE EXAMPLE (continued)

(unaudited)

	Beginning Account Value August 1, 2017	Ending Account Value January 31, 2018	Expenses Paid During Period*	Annualized Expense Ratio*	Total Expenses Paid During Period+	Total Annualized Expense Ratio+
Class C
Actual	$1,000	$1,125.00	$6.53	1.22%	$9.59	1.79%
Hypothetical**	$1,000	$1,019.06	$6.21	1.22%	$9.10	1.79%
Advisor Class
Actual	$1,000	$1,131.00	$1.13	0.21%	$4.19	0.78%
Hypothetical**	$1,000	$1,024.15	$1.07	0.21%	$3.97	0.78%
Class R
Actual	$1,000	$1,128.00	$3.86	0.72%	$6.92	1.29%
Hypothetical**	$1,000	$1,021.58	$3.67	0.72%	$6.56	1.29%
Class K
Actual	$1,000	$1,129.40	$2.52	0.47%	$5.58	1.04%
Hypothetical**	$1,000	$1,022.84	$2.40	0.47%	$5.30	1.04%
Class I
Actual	$1,000	$1,130.50	$1.29	0.24%	$4.35	0.81%
Hypothetical**	$1,000	$1,024.00	$1.22	0.24%	$4.13	0.81%
Class Z
Actual	$1,000	$1,131.30	$1.18	0.22%	$4.24	0.79%
Hypothetical**	$1,000	$1,024.10	$1.12	0.22%	$4.02	0.79%

AB Multi-Manager Select 2050 Fund

	Beginning Account Value August 1, 2017	Ending Account Value January 31, 2018	Expenses Paid During Period*	Annualized Expense Ratio*	Total Expenses Paid During Period+	Total Annualized Expense Ratio+
Class A
Actual	$1,000	$1,129.20	$2.52	0.47%	$5.64	1.05%
Hypothetical**	$1,000	$1,022.84	$2.40	0.47%	$5.35	1.05%
Class C
Actual	$1,000	$1,125.10	$6.53	1.22%	$9.64	1.80%
Hypothetical**	$1,000	$1,019.06	$6.21	1.22%	$9.15	1.80%
Advisor Class
Actual	$1,000	$1,131.60	$1.18	0.22%	$4.30	0.80%
Hypothetical**	$1,000	$1,024.10	$1.12	0.22%	$4.08	0.80%
Class R
Actual	$1,000	$1,128.90	$3.86	0.72%	$6.98	1.30%
Hypothetical**	$1,000	$1,021.58	$3.67	0.72%	$6.61	1.30%
Class K
Actual	$1,000	$1,129.90	$2.52	0.47%	$5.64	1.05%
Hypothetical**	$1,000	$1,022.84	$2.40	0.47%	$5.35	1.05%
Class I
Actual	$1,000	$1,131.20	$1.18	0.22%	$4.30	0.80%
Hypothetical**	$1,000	$1,024.10	$1.12	0.22%	$4.08	0.80%
Class Z
Actual	$1,000	$1,131.60	$1.18	0.22%	$4.30	0.80%
Hypothetical**	$1,000	$1,024.10	$1.12	0.22%	$4.08	0.80%

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 53

EXPENSE EXAMPLE (continued)

(unaudited)

AB Multi-Manager Select 2055 Fund

	Beginning Account Value August 1, 2017	Ending Account Value January 31, 2018	Expenses Paid During Period*	Annualized Expense Ratio*	Total Expenses Paid During Period+	Total Annualized Expense Ratio+
Class A
Actual	$1,000	$1,129.80	$2.58	0.48%	$5.69	1.06%
Hypothetical**	$1,000	$1,022.79	$2.45	0.48%	$5.40	1.06%
Class C
Actual	$1,000	$1,126.00	$6.64	1.24%	$9.75	1.82%
Hypothetical**	$1,000	$1,018.95	$6.31	1.24%	$9.25	1.82%
Advisor Class
Actual	$1,000	$1,131.50	$1.24	0.23%	$4.35	0.81%
Hypothetical**	$1,000	$1,024.05	$1.17	0.23%	$4.13	0.81%
Class R
Actual	$1,000	$1,128.90	$3.86	0.72%	$6.98	1.30%
Hypothetical**	$1,000	$1,021.58	$3.67	0.72%	$6.61	1.30%
Class K
Actual	$1,000	$1,130.70	$2.58	0.48%	$5.69	1.06%
Hypothetical**	$1,000	$1,022.79	$2.45	0.48%	$5.40	1.06%
Class I
Actual	$1,000	$1,130.40	$1.34	0.25%	$4.46	0.83%
Hypothetical**	$1,000	$1,023.95	$1.28	0.25%	$4.23	0.83%
Class Z
Actual	$1,000	$1,131.40	$1.24	0.23%	$4.35	0.81%
Hypothetical**	$1,000	$1,024.05	$1.17	0.23%	$4.13	0.81%

*	Expenses are equal to the classes’ annualized expense ratios multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

**	Assumes 5% annual return before expenses.

+	In connection with the Funds’ investments in affiliated/unaffiliated underlying portfolios, the Funds incur no direct expenses, but bears proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated/unaffiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Funds in an amount equal to the Funds’ pro rata share of certain acquired fund fees and expenses of the affiliated underlying portfolios. The Funds’ total expenses are equal to the classes’ annualized expense ratio plus the Funds’ pro rata share of the weighted average expense ratio of the affiliated/unaffiliated underlying portfolios in which it invests, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

54 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

PORTFOLIO SUMMARY

AB MULTI-MANAGER SELECT RETIREMENT ALLOCATION FUND

January 31, 2018 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($thousand): $11,638

1	All data are as of January 31, 2018. The Fund’s portfolio breakdown is expressed as a percentage of total investments, based on the Adviser’s internal classification. Underlying Portfolios may not invest 100% of their assets in the category to which the Underlying Portfolio is assigned. The percentages may vary over time.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 55

PORTFOLIO SUMMARY

AB MULTI-MANAGER SELECT 2010 FUND

January 31, 2018 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($thousand): $17,205

1	All data are as of January 31, 2018. The Fund’s portfolio breakdown is expressed as a percentage of total investments, based on the Adviser’s internal classification. Underlying Portfolios may not invest 100% of their assets in the category to which the Underlying Portfolio is assigned. The percentages may vary over time.

56 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

PORTFOLIO SUMMARY

AB MULTI-MANAGER SELECT 2015 FUND

January 31, 2018 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($thousand): $44,401

1	All data are as of January 31, 2018. The Fund’s portfolio breakdown is expressed as a percentage of total investments, based on the Adviser’s internal classification. Underlying Portfolios may not invest 100% of their assets in the category to which the Underlying Portfolio is assigned. The percentages may vary over time.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 57

PORTFOLIO SUMMARY

AB MULTI-MANAGER SELECT 2020 FUND

January 31, 2018 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($thousand): $99,489

1	All data are as of January 31, 2018. The Fund’s portfolio breakdown is expressed as a percentage of total investments, based on the Adviser’s internal classification. Underlying Portfolios may not invest 100% of their assets in the category to which the Underlying Portfolio is assigned. The percentages may vary over time.

58 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

PORTFOLIO SUMMARY

AB MULTI-MANAGER SELECT 2025 FUND

January 31, 2018 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($thousand): $148,267

1	All data are as of January 31, 2018. The Fund’s portfolio breakdown is expressed as a percentage of total investments, based on the Adviser’s internal classification. Underlying Portfolios may not invest 100% of their assets in the category to which the Underlying Portfolio is assigned. The percentages may vary over time.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 59

PORTFOLIO SUMMARY

AB MULTI-MANAGER SELECT 2030 FUND

January 31, 2018 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($thousand): $120,668

1	All data are as of January 31, 2018. The Fund’s portfolio breakdown is expressed as a percentage of total investments, based on the Adviser’s internal classification. Underlying Portfolios may not invest 100% of their assets in the category to which the Underlying Portfolio is assigned. The percentages may vary over time.

60 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

PORTFOLIO SUMMARY

AB MULTI-MANAGER SELECT 2035 FUND

January 31, 2018 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($thousand): $114,906

1	All data are as of January 31, 2018. The Fund’s portfolio breakdown is expressed as a percentage of total investments, based on the Adviser’s internal classification. Underlying Portfolios may not invest 100% of their assets in the category to which the Underlying Portfolio is assigned. The percentages may vary over time.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 61

PORTFOLIO SUMMARY

AB MULTI-MANAGER SELECT 2040 FUND

January 31, 2018 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($thousand): $73,211

1	All data are as of January 31, 2018. The Fund’s portfolio breakdown is expressed as a percentage of total investments, based on the Adviser’s internal classification. Underlying Portfolios may not invest 100% of their assets in the category to which the Underlying Portfolio is assigned. The percentages may vary over time.

62 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

PORTFOLIO SUMMARY

AB MULTI-MANAGER SELECT 2045 FUND

January 31, 2018 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($thousand): $64,614

1	All data are as of January 31, 2018. The Fund’s portfolio breakdown is expressed as a percentage of total investments, based on the Adviser’s internal classification. Underlying Portfolios may not invest 100% of their assets in the category to which the Underlying Portfolio is assigned. The percentages may vary over time.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 63

PORTFOLIO SUMMARY

AB MULTI-MANAGER SELECT 2050 FUND

January 31, 2018 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($thousand): $24,908

1	All data are as of January 31, 2018. The Fund’s portfolio breakdown is expressed as a percentage of total investments, based on the Adviser’s internal classification. Underlying Portfolios may not invest 100% of their assets in the category to which the Underlying Portfolio is assigned. The percentages may vary over time.

64 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

PORTFOLIO SUMMARY

AB MULTI-MANAGER SELECT 2055 FUND

January 31, 2018 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($thousand): $29,691

1	All data are as of January 31, 2018. The Fund’s portfolio breakdown is expressed as a percentage of total investments, based on the Adviser’s internal classification. Underlying Portfolios may not invest 100% of their assets in the category to which the Underlying Portfolio is assigned. The percentages may vary over time.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 65

PORTFOLIO OF INVESTMENTS

AB MULTI-MANAGER SELECT RETIREMENT ALLOCATION FUND

January 31, 2018 (unaudited)

Company	Shares	U.S. $ Value

INVESTMENT COMPANIES – 100.0%
Funds and Investment Trusts – 100.0%(a)
AB All Market Real Return Portfolio – Class Z(b)	38,803	$355,434
AB Bond Inflation Strategy Portfolio – Class Z(b)	75,941	811,050
AB Discovery Value Fund – Class Z(b)	4,942	114,072
AB Global Bond Fund, Inc. – Class Z(b)	83,008	693,118
AB Global Real Estate Investment Fund II – Class I(b)	21,043	232,316
AB High Income Fund, Inc. – Class Z(b)	26,520	235,230
AB Intermediate Bond Portfolio – Class Z(b)	94,111	1,038,048
AB Relative Value Fund – Class Z(b)	38,413	238,545
AB Unconstrained Bond Fund, Inc. – Class Z(b)	40,651	351,630
AQR International Defensive Style Fund – Class R6	25,414	352,751
AQR Large Cap Defensive Style Fund – Class R6	18,122	361,711
AQR Long-Short Equity Fund – Class R6	16,457	239,451
Baird Short Term Bond Fund	84,244	809,585
DFA Commodity Strategy Portfolio	38,910	235,797
iShares Core S&P 500 ETF	3,862	1,097,387
iShares Currency Hedged MSCI Japan ETF	2,521	85,664
Metropolitan West Total Return Bond Fund	34,724	344,114
PIMCO Real Return Fund	63,256	693,282
Schwab US Dividend Equity ETF	8,866	474,331
T. Rowe Price Institutional Long Duration Credit Fund	32,258	342,575
T. Rowe Price International Funds – International Discovery Fund	1,610	121,761
Templeton Global Bond Fund – Class R6	9,745	116,545
Vanguard FTSE Developed Markets ETF	9,393	441,377
Vanguard Short-Term Bond ETF	15,425	1,214,256
Vanguard Total Bond Market ETF	6,776	545,875
WisdomTree Europe Hedged Equity Fund	1,282	84,535

Total Investment Companies (cost $11,290,242)		11,630,440

SHORT-TERM INVESTMENTS – 0.2%
Investment Companies – 0.2%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 1.17%(a)(b)(c) (cost $26,762)	26,762	26,762

Total Investments – 100.2% (cost $11,317,004)		11,657,202
Other assets less liabilities – (0.2)%		(18,941)

Net Assets – 100.0%		$11,638,261

66 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB MULTI-MANAGER SELECT RETIREMENT ALLOCATION FUND

(a)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(b)	Affiliated investments.

(c)	The rate shown represents the 7-day yield as of period end.

Glossary:

ETF – Exchange Traded Fund

FTSE – Financial Times Stock Exchange

MSCI – Morgan Stanley Capital International

See notes to financial statements.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 67

PORTFOLIO OF INVESTMENTS

AB MULTI-MANAGER SELECT 2010 FUND

January 31, 2018 (unaudited)

Company	Shares	U.S. $ Value

INVESTMENT COMPANIES – 99.4%
Funds and Investment Trusts – 99.4%(a)
AB All Market Real Return Portfolio – Class Z(b)	55,484	$508,236
AB Bond Inflation Strategy Portfolio – Class Z(b)	145,375	1,552,608
AB Discovery Growth Fund, Inc. – Class Z(b) (c)	14,044	170,770
AB Discovery Value Fund – Class Z(b)	7,354	169,724
AB Global Bond Fund, Inc. – Class Z(b)	123,315	1,029,680
AB Global Real Estate Investment Fund II – Class I(b)	31,543	348,235
AB High Income Fund, Inc. – Class Z(b)	39,069	346,540
AB Intermediate Bond Portfolio – Class Z(b)	141,017	1,555,415
AB Relative Value Fund – Class Z(b)	55,135	342,387
AB Unconstrained Bond Fund, Inc. – Class Z(b)	40,107	346,924
AQR International Defensive Style Fund – Class R6	36,579	507,718
AQR Large Cap Defensive Style Fund – Class R6	25,922	517,406
AQR Long-Short Equity Fund – Class R6	23,664	344,312
AQR Style Premia Alternative Fund – Class R6	48,604	514,229
Baird Short Term Bond Fund	12,851	123,498
DFA Commodity Strategy Portfolio	56,120	340,088
iShares Core S&P 500 ETF	8,565	2,433,745
iShares Currency Hedged MSCI Japan ETF	3,751	127,459
Metropolitan West Total Return Bond Fund	121,848	1,207,511
PIMCO Real Return Fund	78,145	856,473
Schwab US Dividend Equity ETF	16,064	859,424
T. Rowe Price Emerging Markets Stock Fund	3,534	171,394
T. Rowe Price Institutional Long Duration Credit Fund	32,440	344,512
T. Rowe Price International Funds – International Discovery Fund	2,275	172,076
Templeton Global Bond Fund – Class R6	14,415	172,410
Vanguard FTSE Developed Markets ETF	17,091	803,106
Vanguard Short-Term Bond ETF	2,735	215,299
Vanguard Total Bond Market ETF	11,149	898,163
WisdomTree Europe Hedged Equity Fund	1,908	125,814

Total Investment Companies (cost $16,300,242)		17,105,156

SHORT-TERM INVESTMENTS – 0.6%
Investment Companies – 0.6%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 1.17%(a)(b)(d) (cost $105,342)	105,342	105,342

Total Investments – 100.0% (cost $16,405,584)		17,210,498
Other assets less liabilities – 0.0%		(5,988)

Net Assets – 100.0%		$17,204,510

68 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB MULTI-MANAGER SELECT 2010 FUND

(a)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(b)	Affiliated investments.

(c)	Non-income producing security.

(d)	The rate shown represents the 7-day yield as of period end.

Glossary:

ETF – Exchange Traded Fund

FTSE – Financial Times Stock Exchange

MSCI – Morgan Stanley Capital International

See notes to financial statements.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 69

PORTFOLIO OF INVESTMENTS

AB MULTI-MANAGER SELECT 2015 FUND

January 31, 2018 (unaudited)

Company	Shares	U.S. $ Value

INVESTMENT COMPANIES – 99.9%
Funds and Investment Trusts – 99.9%(a)
AB All Market Real Return Portfolio – Class Z(b)	195,241	$1,788,405
AB Bond Inflation Strategy Portfolio – Class Z(b)	375,143	4,006,532
AB Discovery Growth Fund, Inc. – Class Z(b) (c)	37,467	455,601
AB Discovery Value Fund – Class Z(b)	38,026	877,647
AB Global Bond Fund, Inc. – Class Z(b)	320,413	2,675,448
AB Global Real Estate Investment Fund II – Class I(b)	78,850	870,502
AB High Income Fund, Inc. – Class Z(b)	201,957	1,791,363
AB Intermediate Bond Portfolio – Class Z(b)	283,048	3,122,014
AB Relative Value Fund – Class Z(b)	144,688	898,514
AB Unconstrained Bond Fund, Inc. – Class Z(b)	103,657	896,637
AQR International Defensive Style Fund – Class R6	95,646	1,327,569
AQR Large Cap Defensive Style Fund – Class R6	67,000	1,337,312
AQR Long-Short Equity Fund – Class R6	92,437	1,344,961
AQR Style Premia Alternative Fund – Class R6	126,116	1,334,303
DFA Commodity Strategy Portfolio	147,965	896,665
iShares Core S&P 500 ETF	23,832	6,771,863
iShares Currency Hedged MSCI Japan ETF	9,951	338,135
Metropolitan West Total Return Bond Fund	224,357	2,223,379
MFS Institutional International Equity Fund	33,098	884,050
PIMCO Real Return Fund	203,105	2,226,033
Schwab US Dividend Equity ETF	49,823	2,665,531
T. Rowe Price Emerging Markets Stock Fund	18,462	895,384
T. Rowe Price Institutional Long Duration Credit Fund	83,842	890,402
T. Rowe Price International Funds – International Discovery Fund	5,881	444,801
Templeton Global Bond Fund – Class R6	36,333	434,544
Vanguard FTSE Developed Markets ETF	44,600	2,095,754
Vanguard Total Bond Market ETF	6,675	537,738
WisdomTree Europe Hedged Equity Fund	5,064	333,920

Total Investment Companies (cost $41,418,394)		44,365,007

SHORT-TERM INVESTMENTS – 0.2%
Investment Companies – 0.2%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 1.17%(a)(b)(d) (cost $85,511)	85,511	85,511

Total Investments – 100.1% (cost $41,503,905)		44,450,518
Other assets less liabilities – (0.1)%		(49,274)

Net Assets – 100.0%		$44,401,244

70 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB MULTI-MANAGER SELECT 2015 FUND

(a)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(b)	Affiliated investments.

(c)	Non-income producing security.

(d)	The rate shown represents the 7-day yield as of period end.

Glossary:

ETF – Exchange Traded Fund

FTSE – Financial Times Stock Exchange

MSCI – Morgan Stanley Capital International

See notes to financial statements.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 71

PORTFOLIO OF INVESTMENTS

AB MULTI-MANAGER SELECT 2020 FUND

January 31, 2018 (unaudited)

Company	Shares	U.S. $ Value

INVESTMENT COMPANIES – 99.8%
Funds and Investment Trusts – 99.8%(a)
AB All Market Real Return Portfolio – Class Z(b)	436,269	$3,996,220
AB Bond Inflation Strategy Portfolio – Class Z(b)	561,881	6,000,888
AB Discovery Growth Fund, Inc. – Class Z(b) (c)	84,580	1,028,494
AB Discovery Value Fund – Class Z(b)	129,106	2,979,766
AB Global Bond Fund, Inc. – Class Z(b)	600,822	5,016,866
AB Global Real Estate Investment Fund II – Class I(b)	264,288	2,917,735
AB High Income Fund, Inc. – Class Z(b)	567,061	5,029,829
AB Intermediate Bond Portfolio – Class Z(b)	547,125	6,034,789
AB Relative Value Fund – Class Z(b)	317,244	1,970,087
AB Unconstrained Bond Fund, Inc. – Class Z(b)	228,231	1,974,199
AQR International Defensive Style Fund – Class R6	285,090	3,957,044
AQR Large Cap Defensive Style Fund – Class R6	149,201	2,978,046
AQR Long-Short Equity Fund – Class R6	273,688	3,982,167
AQR Style Premia Alternative Fund – Class R6	189,015	1,999,773
DFA Commodity Strategy Portfolio	334,483	2,026,965
iShares Core S&P 500 ETF	56,622	16,089,141
iShares Currency Hedged MSCI Japan ETF	21,073	716,061
Metropolitan West Total Return Bond Fund	302,582	2,998,589
MFS Institutional International Equity Fund	75,155	2,007,399
PIMCO Real Return Fund	456,671	5,005,116
Schwab US Dividend Equity ETF	92,141	4,929,544
T. Rowe Price Emerging Markets Stock Fund	40,798	1,978,691
T. Rowe Price Institutional Long Duration Credit Fund	185,486	1,969,862
T. Rowe Price International Funds – International Discovery Fund	13,610	1,029,477
Templeton Global Bond Fund – Class R6	83,756	1,001,727
Vanguard FTSE Developed Markets ETF	162,804	7,650,160
Vanguard Total Bond Market ETF	14,962	1,205,339
WisdomTree Europe Hedged Equity Fund	11,439	754,288

Total Investment Companies (cost $91,729,603)		99,228,262

SHORT-TERM INVESTMENTS – 0.3%
Investment Companies – 0.3%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 1.17%(a)(b)(d) (cost $322,263)	322,263	322,263

Total Investments – 100.1% (cost $92,051,866)		99,550,525
Other assets less liabilities – (0.1)%		(61,996)

Net Assets – 100.0%		$99,488,529

72 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB MULTI-MANAGER SELECT 2020 FUND

(a)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(b)	Affiliated investments.

(c)	Non-income producing security.

(d)	The rate shown represents the 7-day yield as of period end.

Glossary:

ETF – Exchange Traded Fund

FTSE – Financial Times Stock Exchange

MSCI – Morgan Stanley Capital International

See notes to financial statements.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 73

PORTFOLIO OF INVESTMENTS

AB MULTI-MANAGER SELECT 2025 FUND

January 31, 2018 (unaudited)

Company	Shares	U.S. $ Value

INVESTMENT COMPANIES – 99.4%
Funds and Investment Trusts – 99.4%(a)
AB All Market Real Return Portfolio – Class Z(b)	485,809	$4,450,011
AB Bond Inflation Strategy Portfolio – Class Z(b)	412,746	4,408,129
AB Discovery Growth Fund, Inc. – Class Z(b)(c)	243,220	2,957,558
AB Discovery Value Fund – Class Z(b)	191,455	4,418,777
AB Global Bond Fund, Inc. – Class Z(b)	704,063	5,878,926
AB Global Real Estate Investment Fund II – Class I(b)	533,879	5,894,022
AB High Income Fund, Inc. – Class Z(b)	1,004,403	8,909,058
AB Intermediate Bond Portfolio – Class Z(b)	797,219	8,793,327
AB Relative Value Fund – Class Z(b)	712,622	4,425,385
AB Unconstrained Bond Fund, Inc. – Class Z(b)	169,537	1,466,494
AQR International Defensive Style Fund – Class R6	323,199	4,485,995
AQR Large Cap Defensive Style Fund – Class R6	222,798	4,447,038
AQR Long-Short Equity Fund – Class R6	506,825	7,374,295
AQR Style Premia Alternative Fund – Class R6	278,938	2,951,167
DFA Commodity Strategy Portfolio	730,173	4,424,850
iShares Core S&P 500 ETF	105,662	30,023,857
iShares Currency Hedged MSCI Japan ETF	33,108	1,125,010
Metropolitan West Total Return Bond Fund	277	2,749
MFS Institutional International Equity Fund	110,824	2,960,110
PIMCO Real Return Fund	401,127	4,396,356
Schwab US Dividend Equity ETF	138,323	7,400,281
T. Rowe Price Emerging Markets Stock Fund	61,652	2,990,138
T. Rowe Price Institutional Long Duration Credit Fund	273,382	2,903,315
T. Rowe Price International Funds – International Discovery Fund	39,224	2,966,871
Templeton Global Bond Fund – Class R6	245,578	2,937,114
Vanguard FTSE Developed Markets ETF	275,074	12,925,727
Vanguard Total Bond Market ETF	4,532	365,098
WisdomTree Europe Hedged Equity Fund	16,850	1,111,089

Total Investments – 99.4% (cost $134,850,272)		147,392,747
Other assets less liabilities – 0.6%		874,580

Net Assets – 100.0%		$148,267,327

(a)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(b)	Affiliated investments.

(c)	Non-income producing security.

Glossary:

ETF – Exchange Traded Fund

FTSE – Financial Times Stock Exchange

MSCI – Morgan Stanley Capital International

See notes to financial statements.

74 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

PORTFOLIO OF INVESTMENTS

AB MULTI-MANAGER SELECT 2030 FUND

January 31, 2018 (unaudited)

Company	Shares	U.S. $ Value

INVESTMENT COMPANIES – 99.6%
Funds and Investment Trusts – 99.6%(a)
AB All Market Real Return Portfolio – Class Z(b)	260,099	$2,382,509
AB Discovery Growth Fund, Inc. – Class Z(b)(c)	204,606	2,488,016
AB Discovery Value Fund – Class Z(b)	153,925	3,552,586
AB Global Bond Fund, Inc. – Class Z(b)	419,609	3,503,734
AB Global Real Estate Investment Fund II – Class I(b)	323,548	3,571,968
AB High Income Fund, Inc. – Class Z(b)	939,177	8,330,497
AB Intermediate Bond Portfolio – Class Z(b)	641,885	7,079,992
AB Relative Value Fund – Class Z(b)	1,365,285	8,478,421
AB Unconstrained Bond Fund, Inc. – Class Z(b)	136,993	1,184,991
AQR International Defensive Style Fund – Class R6	345,833	4,800,158
AQR Large Cap Defensive Style Fund – Class R6	244,283	4,875,883
AQR Long-Short Equity Fund – Class R6	499,136	7,262,428
AQR Style Premia Alternative Fund – Class R6	109,392	1,157,365
DFA Commodity Strategy Portfolio	408,468	2,475,314
Franklin Growth Fund – Class R6	12,159	1,224,997
iShares Core S&P 500 ETF	90,726	25,779,793
iShares Currency Hedged MSCI Japan ETF	25,418	863,704
Metropolitan West Total Return Bond Fund	207	2,052
MFS Institutional International Equity Fund	136,508	3,646,120
PIMCO Real Return Fund	106,586	1,168,185
Schwab US Dividend Equity ETF	91,562	4,898,567
T. Rowe Price Emerging Markets Stock Fund	51,541	2,499,753
T. Rowe Price International Funds – International Discovery Fund	32,466	2,455,757
Templeton Global Bond Fund – Class R6	98,512	1,178,204
Vanguard FTSE Developed Markets ETF	275,897	12,964,400
Vanguard FTSE Emerging Markets ETF	24,972	1,244,604
Vanguard Total Bond Market ETF	3,588	289,049
WisdomTree Europe Hedged Equity Fund	12,936	853,000

Total Investment Companies (cost $109,022,749)		120,212,047

SHORT-TERM INVESTMENTS – 0.1%
Investment Companies – 0.1%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 1.17%(a)(b)(d) (cost $116,613)	116,613	116,613

Total Investments – 99.7% (cost $109,139,362)		120,328,660
Other assets less liabilities – 0.3%		338,856

Net Assets – 100.0%		$120,667,516

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 75

PORTFOLIO OF INVESTMENTS (continued)

AB MULTI-MANAGER SELECT 2030 FUND

(a)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(b)	Affiliated investments.

(c)	Non-income producing security.

(d)	The rate shown represents the 7-day yield as of period end.

Glossary:

ETF – Exchange Traded Fund

FTSE – Financial Times Stock Exchange

MSCI – Morgan Stanley Capital International

See notes to financial statements.

76 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

PORTFOLIO OF INVESTMENTS

AB MULTI-MANAGER SELECT 2035 FUND

January 31, 2018 (unaudited)

Company	Shares	U.S. $ Value

INVESTMENT COMPANIES – 99.5%
Funds and Investment Trusts – 99.5%(a)
AB All Market Real Return Portfolio – Class Z(b)	247,073	$2,263,186
AB Discovery Growth Fund, Inc. – Class Z(b)(c)	287,321	3,493,820
AB Discovery Value Fund – Class Z(b)	147,103	3,395,146
AB Global Bond Fund, Inc. – Class Z(b)	169,128	1,412,224
AB Global Real Estate Investment Fund II – Class I(b)	420,126	4,638,190
AB High Income Fund, Inc. – Class Z(b)	645,646	5,726,882
AB Intermediate Bond Portfolio – Class Z(b)	202,306	2,231,438
AB Relative Value Fund – Class Z(b)	922,589	5,729,279
AQR International Defensive Style Fund – Class R6	248,193	3,444,916
AQR Large Cap Defensive Style Fund – Class R6	232,133	4,633,372
AQR Long-Short Equity Fund – Class R6	551,620	8,026,076
AQR Style Premia Alternative Fund – Class R6	103,529	1,095,340
DFA Commodity Strategy Portfolio	374,982	2,272,392
Franklin Growth Fund – Class R6	22,927	2,309,886
iShares Core S&P 500 ETF	106,469	30,253,166
iShares Currency Hedged MSCI Japan ETF	23,517	799,108
MFS Institutional International Equity Fund	213,871	5,712,488
Schwab US Dividend Equity ETF	64,171	3,433,148
T. Rowe Price Emerging Markets Stock Fund	48,204	2,337,880
T. Rowe Price International Funds – International Discovery Fund	45,419	3,435,505
Templeton Global Bond Fund – Class R6	95,016	1,136,388
Vanguard FTSE Developed Markets ETF	284,028	13,346,476
Vanguard FTSE Emerging Markets ETF	46,348	2,309,984
WisdomTree Europe Hedged Equity Fund	12,777	842,515

Total Investment Companies (cost $102,424,141)		114,278,805

SHORT-TERM INVESTMENTS – 0.5%
Investment Companies – 0.5%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 1.17%(a)(b)(d) (cost $600,195)	600,195	600,195

Total Investments – 100.0% (cost $103,024,336)		114,879,000
Other assets less liabilities – 0.0%		26,847

Net Assets – 100.0%		$114,905,847

(a)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(b)	Affiliated investments.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 77

PORTFOLIO OF INVESTMENTS (continued)

AB MULTI-MANAGER SELECT 2035 FUND

(c)	Non-income producing security.

(d)	The rate shown represents the 7-day yield as of period end.

Glossary:

ETF – Exchange Traded Fund

FTSE – Financial Times Stock Exchange

MSCI – Morgan Stanley Capital International

See notes to financial statements.

78 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

PORTFOLIO OF INVESTMENTS

AB MULTI-MANAGER SELECT 2040 FUND

January 31, 2018 (unaudited)

Company	Shares	U.S. $ Value

INVESTMENT COMPANIES – 99.5%
Funds and Investment Trusts – 99.5%(a)
AB All Market Real Return Portfolio – Class Z(b)	80,904	$741,085
AB Discovery Growth Fund, Inc. – Class Z(b)(c)	180,181	2,191,003
AB Discovery Value Fund – Class Z(b)	93,560	2,159,370
AB Global Bond Fund, Inc. – Class Z(b)	107,997	901,779
AB Global Real Estate Investment Fund II – Class I(b)	199,915	2,207,065
AB Intermediate Bond Portfolio – Class Z(b)	134,019	1,478,230
AB Relative Value Fund – Class Z(b)	818,170	5,080,836
AQR International Defensive Style Fund – Class R6	156,759	2,175,813
AQR Large Cap Defensive Style Fund – Class R6	37,328	745,064
AQR Long-Short Equity Fund – Class R6	351,454	5,113,648
DFA Commodity Strategy Portfolio	245,050	1,485,004
Franklin Growth Fund – Class R6	14,503	1,461,185
iShares Core S&P 500 ETF	75,240	21,379,446
iShares Currency Hedged MSCI Japan ETF	15,862	538,991
MFS Institutional International Equity Fund	163,642	4,370,870
MFS Value Fund – Class R5	34,181	1,451,987
Schwab US Dividend Equity ETF	40,961	2,191,413
T. Rowe Price Emerging Markets Stock Fund	60,636	2,940,853
T. Rowe Price International Funds – International Discovery Fund	29,005	2,193,925
Templeton Global Bond Fund – Class R6	60,782	726,948
Vanguard FTSE Developed Markets ETF	213,932	10,052,665
Vanguard FTSE Emerging Markets ETF	14,842	739,725
WisdomTree Europe Hedged Equity Fund	8,072	532,268

Total Investments – 99.5% (cost $65,135,081)		72,859,173
Other assets less liabilities – 0.5%		352,142

Net Assets – 100.0%		$73,211,315

(a)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(b)	Affiliated investments.

(c)	Non-income producing security.

Glossary:

ETF – Exchange Traded Fund

FTSE – Financial Times Stock Exchange

MSCI – Morgan Stanley Capital International

See notes to financial statements.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 79

PORTFOLIO OF INVESTMENTS

AB MULTI-MANAGER SELECT 2045 FUND

January 31, 2018 (unaudited)

Company	Shares	U.S. $ Value

INVESTMENT COMPANIES – 99.0%
Funds and Investment Trusts – 99.0%(a)
AB Discovery Growth Fund, Inc. – Class Z(b)(c)	159,583	$1,940,536
AB Discovery Value Fund – Class Z(b)	109,038	2,516,592
AB Global Bond Fund, Inc. – Class Z(b)	46,193	385,709
AB Global Real Estate Investment Fund II – Class I(b)	175,090	1,932,991
AB Intermediate Bond Portfolio – Class Z(b)	34,809	383,939
AB Relative Value Fund – Class Z(b)	720,104	4,471,846
AQR International Defensive Style Fund – Class R6	45,904	637,146
AQR Large Cap Defensive Style Fund – Class R6	31,994	638,596
AQR Long-Short Equity Fund – Class R6	311,734	4,535,736
DFA Commodity Strategy Portfolio	212,738	1,289,194
Franklin Growth Fund – Class R6	25,678	2,587,069
iShares Core S&P 500 ETF	70,755	20,105,033
iShares Currency Hedged MSCI Japan ETF	13,373	454,415
MFS Institutional International Equity Fund	166,899	4,457,865
MFS Value Fund – Class R5	30,195	1,282,687
Schwab US Dividend Equity ETF	24,062	1,287,317
T. Rowe Price Emerging Markets Stock Fund	53,562	2,597,738
T. Rowe Price International Funds – International Discovery Fund	25,359	1,918,160
Vanguard FTSE Developed Markets ETF	200,652	9,428,637
Vanguard FTSE Emerging Markets ETF	13,138	654,798
WisdomTree Europe Hedged Equity Fund	7,146	471,208

Total Investment Companies (cost $56,654,628)		63,977,212

SHORT-TERM INVESTMENTS – 0.9%
Investment Companies – 0.9%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 1.17%(a)(b)(d) (cost $575,776)	575,776	575,776

Total Investments – 99.9% (cost $57,230,404)		64,552,988
Other assets less liabilities – 0.1%		60,640

Net Assets – 100.0%		$64,613,628

(a)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(b)	Affiliated investments.

(c)	Non-income producing security.

(d)	The rate shown represents the 7-day yield as of period end.

Glossary:

ETF – Exchange Traded Fund

FTSE – Financial Times Stock Exchange

MSCI – Morgan Stanley Capital International

See notes to financial statements.

80 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

PORTFOLIO OF INVESTMENTS

AB MULTI-MANAGER SELECT 2050 FUND

January 31, 2018 (unaudited)

Company	Shares	U.S. $ Value

INVESTMENT COMPANIES – 99.8%
Funds and Investment Trusts – 99.8%(a)
AB Discovery Growth Fund, Inc. – Class Z(b)(c)	61,095	$742,920
AB Discovery Value Fund – Class Z(b)	43,237	997,906
AB Global Bond Fund, Inc. – Class Z(b)	18,983	158,504
AB Global Real Estate Investment Fund II – Class I(b)	68,462	755,820
AB Intermediate Bond Portfolio – Class Z(b)	14,370	158,497
AB Relative Value Fund – Class Z(b)	279,436	1,735,300
AQR Long-Short Equity Fund – Class R6	119,237	1,734,901
DFA Commodity Strategy Portfolio	81,918	496,420
Franklin Growth Fund – Class R6	9,914	998,816
iShares Core S&P 500 ETF	29,153	8,283,825
iShares Currency Hedged MSCI Japan ETF	5,495	186,720
MFS Institutional International Equity Fund	74,489	1,989,606
MFS Value Fund – Class R5	11,780	500,425
T. Rowe Price Emerging Markets Stock Fund	15,475	750,537
T. Rowe Price International Funds – International Discovery Fund	9,992	755,820
Vanguard FTSE Developed Markets ETF	83,200	3,909,568
Vanguard FTSE Emerging Markets ETF	10,031	499,945
WisdomTree Europe Hedged Equity Fund	2,865	188,918

Total Investment Companies (cost $22,180,729)		24,844,448

SHORT-TERM INVESTMENTS – 0.1%
Investment Companies – 0.1%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 1.17%(a)(b)(d) (cost $29,911)	29,911	29,911

Total Investments – 99.9% (cost $22,210,640)		24,874,359
Other assets less liabilities – 0.1%		33,797

Net Assets – 100.0%		$24,908,156

(a)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(b)	Affiliated investments.

(c)	Non-income producing security.

(d)	The rate shown represents the 7-day yield as of period end.

Glossary:

ETF – Exchange Traded Fund

FTSE – Financial Times Stock Exchange

MSCI – Morgan Stanley Capital International

See notes to financial statements.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 81

PORTFOLIO OF INVESTMENTS

AB MULTI-MANAGER SELECT 2055 FUND

January 31, 2018 (unaudited)

Company	Shares	U.S. $ Value

INVESTMENT COMPANIES – 100.1%
Funds and Investment Trusts – 100.1%(a)
AB Discovery Growth Fund, Inc. – Class Z(b)(c)	73,271	$890,978
AB Discovery Value Fund – Class Z(b)	50,249	1,159,748
AB Global Bond Fund, Inc. – Class Z(b)	17,087	142,680
AB Global Real Estate Investment Fund II – Class I(b)	81,156	895,958
AB Intermediate Bond Portfolio – Class Z(b)	12,886	142,129
AB Relative Value Fund – Class Z(b)	334,246	2,075,670
AQR Long-Short Equity Fund – Class R6	144,737	2,105,920
DFA Commodity Strategy Portfolio	98,210	595,152
Franklin Growth Fund – Class R6	11,902	1,199,136
iShares Core S&P 500 ETF	35,611	10,118,866
iShares Currency Hedged MSCI Japan ETF	6,278	213,327
MFS Institutional International Equity Fund	89,406	2,388,048
MFS Value Fund – Class R5	14,206	603,476
T. Rowe Price Emerging Markets Stock Fund	18,601	902,127
T. Rowe Price International Funds – International Discovery Fund	11,925	902,004
Vanguard FTSE Developed Markets ETF	97,110	4,563,199
Vanguard FTSE Emerging Markets ETF	12,335	614,776
WisdomTree Europe Hedged Equity Fund	3,194	210,612

Total Investment Companies (cost $26,498,508)		29,723,806

SHORT-TERM INVESTMENTS – 0.2%
Investment Companies – 0.2%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 1.17%(a)(b)(d) (cost $64,053)	64,053	64,053

Total Investments – 100.3% (cost $26,562,561)		29,787,859
Other assets less liabilities – (0.3)%		(97,327)

Net Assets – 100.0%		$29,690,532

(a)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(b)	Affiliated investments.

(c)	Non-income producing security.

(d)	The rate shown represents the 7-day yield as of period end.

Glossary:

ETF – Exchange Traded Fund

FTSE – Financial Times Stock Exchange

MSCI – Morgan Stanley Capital International

See notes to financial statements.

82 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

STATEMENT OF ASSETS & LIABILITIES

January 31, 2018 (unaudited)

AB Multi-Manager Select Retirement Allocation Fund
Assets
Investments in Underlying Portfolios, at value
Unaffiliated issuers (cost $7,276,085)	$7,560,997
Affiliated issuers (cost $4,040,919)	4,096,205
Receivable due from Adviser	24,900
Affiliated dividends receivable	4,634
Receivable for capital stock sold	3,088
Unaffiliated dividends receivable	2,555

Total assets	11,692,379

Liabilities
Payable for capital stock redeemed	43,741
Payable for investments purchased	4,671
Directors’ fees payable	2,676
Transfer Agent fee payable	1,842
Distribution fee payable	1,188

Total liabilities	54,118

Net Assets	$11,638,261

Composition of Net Assets
Capital stock, at par	$109
Additional paid-in capital	10,999,474
Undistributed net investment income	8,653
Accumulated net realized gain on investment transactions	289,827
Net unrealized appreciation on investments	340,198

$11,638,261

Net Asset Value Per Share—11 billion shares of capital stock authorized, $.0001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$378,489	33,404	$11.33	*

C	$139,948	12,637	$11.07

Advisor	$29,578	2,587	$11.43

R	$410,310	38,685	$10.61

K	$10,650,134	999,822	$10.65

I	$18,867	1,733	$10.89

Z	$10,935	1,026	$10.66

*	The maximum offering price per share for Class A shares was $11.83 which reflects a sales charge of 4.25%.

See notes to financial statements.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 83

STATEMENT OF ASSETS & LIABILITIES (continued)

AB Multi-Manager Select 2010 Fund
Assets
Investments in Underlying Portfolios, at value
Unaffiliated issuers (cost $10,008,798)	$10,734,637
Affiliated issuers (cost $6,396,786)	6,475,861
Receivable due from Adviser	25,907
Affiliated dividends receivable	6,729
Unaffiliated dividends receivable	4,996
Receivable for capital stock sold	1,831

Total assets	17,249,961

Liabilities
Payable for capital stock redeemed	31,043
Payable for investments purchased	6,773
Directors’ fees payable	2,757
Distribution fee payable	2,723
Transfer Agent fee payable	2,155

Total liabilities	45,451

Net Assets	$17,204,510

Composition of Net Assets
Capital stock, at par	$159
Additional paid-in capital	15,923,490
Undistributed net investment income	11,614
Accumulated net realized gain on investment transactions	464,333
Net unrealized appreciation on investments	804,914

$17,204,510

Net Asset Value Per Share—11 billion shares of capital stock authorized, $.0001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$419,517	36,880	$11.38	*

C	$143,746	12,750	$11.27

Advisor	$792,788	70,097	$11.31

R	$420,636	38,918	$10.81

K	$15,359,444	1,424,365	$10.78

I	$57,228	5,313	$10.77

Z	$11,151	1,034	$10.79

*	The maximum offering price per share for Class A shares was $11.89 which reflects a sales charge of 4.25%.

See notes to financial statements.

84 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

STATEMENT OF ASSETS & LIABILITIES (continued)

AB Multi-Manager Select 2015 Fund
Assets
Investments in Underlying Portfolios, at value
Unaffiliated issuers (cost $24,424,731)	$26,982,344
Affiliated issuers (cost $17,079,174)	17,468,174
Receivable due from Adviser	27,435
Affiliated dividends receivable	20,665
Unaffiliated dividends receivable	10,454
Receivable for capital stock sold	5,988

Total assets	44,515,060

Liabilities
Payable for capital stock redeemed	83,090
Payable for investments purchased	20,690
Distribution fee payable	5,213
Directors’ fees payable	2,757
Transfer Agent fee payable	2,066

Total liabilities	113,816

Net Assets	$44,401,244

Composition of Net Assets
Capital stock, at par	$407
Additional paid-in capital	39,906,905
Undistributed net investment income	23,013
Accumulated net realized gain on investment transactions	1,524,306
Net unrealized appreciation on investments	2,946,613

$44,401,244

Net Asset Value Per Share—11 billion shares of capital stock authorized, $.0001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$2,164,999	194,563	$11.13	*

C	$640,860	57,848	$11.08

Advisor	$83,887	7,442	$11.27

R	$439,831	40,393	$10.89

K	$40,904,735	3,753,632	$10.90

I	$155,640	14,260	$10.91

Z	$11,292	1,038	$10.88

*	The maximum offering price per share for Class A shares was $11.62 which reflects a sales charge of 4.25%.

See notes to financial statements.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 85

STATEMENT OF ASSETS & LIABILITIES (continued)

AB Multi-Manager Select 2020 Fund
Assets
Investments in Underlying Portfolios, at value
Unaffiliated issuers (cost $55,708,170)	$62,279,389
Affiliated issuers (cost $36,343,696)	37,271,136
Affiliated dividends receivable	47,733
Receivable due from Adviser	31,318
Receivable for capital stock sold	21,460
Unaffiliated dividends receivable	17,861

Total assets	99,668,897

Liabilities
Payable for capital stock redeemed	106,064
Payable for investments purchased	47,758
Distribution fee payable	19,433
Transfer Agent fee payable	4,355
Directors’ fees payable	2,758

Total liabilities	180,368

Net Assets	$99,488,529

Composition of Net Assets
Capital stock, at par	$885
Additional paid-in capital	88,127,085
Undistributed net investment income	43,400
Accumulated net realized gain on investment transactions	3,818,500
Net unrealized appreciation on investments	7,498,659

$99,488,529

Net Asset Value Per Share—11 billion shares of capital stock authorized, $.0001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$5,080,679	443,663	$11.45	*

C	$1,318,777	116,078	$11.36

Advisor	$213,840	18,657	$11.46

R	$2,930,131	261,424	$11.21

K	$89,889,162	8,006,924	$11.23

I	$44,298	3,850	$11.51

Z	$11,642	1,039	$11.21

*	The maximum offering price per share for Class A shares was $11.96 which reflects a sales charge of 4.25%.

See notes to financial statements.

86 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

STATEMENT OF ASSETS & LIABILITIES (continued)

AB Multi-Manager Select 2025 Fund
Assets
Investments in Underlying Portfolios, at value
Unaffiliated issuers (cost $84,939,371)	$95,791,060
Affiliated issuers (cost $49,910,901)	51,601,687
Receivable for investments sold	2,176,280
Receivable for capital stock sold	134,053
Affiliated dividends receivable	76,859
Receivable due from Adviser	33,825
Unaffiliated dividends receivable	12,190

Total assets	149,825,954

Liabilities
Due to custodian	1,421,164
Payable for investments purchased	76,848
Distribution fee payable	32,549
Payable for capital stock redeemed	13,388
Transfer Agent fee payable	6,663
Directors’ fees payable	2,757
Accrued expenses	5,258

Total liabilities	1,558,627

Net Assets	$148,267,327

Composition of Net Assets
Capital stock, at par	$1,277
Additional paid-in capital	127,524,231
Undistributed net investment income	57,166
Accumulated net realized gain on investment transactions	8,142,178
Net unrealized appreciation on investments	12,542,475

$148,267,327

Net Asset Value Per Share—11 billion shares of capital stock authorized, $.0001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$5,411,037	457,055	$11.84	*

C	$755,027	64,228	$11.76

Advisor	$1,014,459	85,584	$11.85

R	$3,621,441	313,277	$11.56

K	$136,618,263	11,780,471	$11.60

I	$806,602	69,360	$11.63

Z	$40,498	3,495	$11.59

*	The maximum offering price per share for Class A shares was $12.37 which reflects a sales charge of 4.25%.

See notes to financial statements.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 87

STATEMENT OF ASSETS & LIABILITIES (continued)

AB Multi-Manager Select 2030 Fund
Assets
Investments in Underlying Portfolios, at value
Unaffiliated issuers (cost $70,099,588)	$79,639,333
Affiliated issuers (cost $39,039,774)	40,689,327
Receivable for capital stock sold	344,576
Affiliated dividends receivable	65,265
Receivable due from Adviser	29,489
Unaffiliated dividends receivable	907

Total assets	120,768,897

Liabilities
Payable for investments purchased	65,101
Distribution fee payable	25,774
Transfer Agent fee payable	5,298
Directors’ fees payable	2,676
Payable for capital stock redeemed	315
Accrued expenses	2,217

Total liabilities	101,381

Net Assets	$120,667,516

Composition of Net Assets
Capital stock, at par	$1,014
Additional paid-in capital	103,695,382
Undistributed net investment income	32,492
Accumulated net realized gain on investment transactions	5,749,330
Net unrealized appreciation on investments	11,189,298

$120,667,516

Net Asset Value Per Share—11 billion shares of capital stock authorized, $.0001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$7,552,551	622,703	$12.13	*

C	$871,046	72,248	$12.06

Advisor	$1,054,944	86,854	$12.15

R	$2,256,271	190,292	$11.86

K	$107,152,212	9,020,130	$11.88

I	$1,756,673	147,481	$11.91

Z	$23,819	2,005	$11.88

*	The maximum offering price per share for Class A shares was $12.67 which reflects a sales charge of 4.25%.

See notes to financial statements.

88 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

STATEMENT OF ASSETS & LIABILITIES (continued)

AB Multi-Manager Select 2035 Fund
Assets
Investments in Underlying Portfolios, at value
Unaffiliated issuers (cost $74,896,232)	$85,388,640
Affiliated issuers (cost $28,128,104)	29,490,360
Affiliated dividends receivable	38,505
Receivable for capital stock sold	34,141
Receivable due from Adviser	29,793

Total assets	114,981,439

Liabilities
Payable for investments purchased	37,571
Distribution fee payable	24,492
Transfer Agent fee payable	5,055
Directors’ fees payable	2,676
Payable for capital stock redeemed	1,188
Accrued expenses	4,610

Total liabilities	75,592

Net Assets	$114,905,847

Composition of Net Assets
Capital stock, at par	$940
Additional paid-in capital	97,076,077
Distributions in excess of net investment income	(1,531)
Accumulated net realized gain on investment transactions	5,975,697
Net unrealized appreciation on investments	11,854,664

$114,905,847

Net Asset Value Per Share—11 billion shares of capital stock authorized, $.0001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$5,237,344	419,185	$12.49	*

C	$613,307	49,390	$12.42

Advisor	$666,362	53,179	$12.53

R	$2,120,412	174,155	$12.18

K	$106,011,862	8,681,405	$12.21

I	$231,243	18,710	$12.36

Z	$25,317	2,073	$12.21

*	The maximum offering price per share for Class A shares was $13.04 which reflects a sales charge of 4.25%.

See notes to financial statements.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 89

STATEMENT OF ASSETS & LIABILITIES (continued)

AB Multi-Manager Select 2040 Fund
Assets
Investments in Underlying Portfolios, at value
Unaffiliated issuers (cost $51,283,405)	$58,099,805
Affiliated issuers (cost $13,851,676)	14,759,368
Receivable for capital stock sold	266,921
Receivable for investments sold	143,274
Receivable due from Adviser	26,999
Affiliated dividends receivable	5,125

Total assets	73,301,492

Liabilities
Due to custodian	63,483
Distribution fee payable	15,535
Payable for investments purchased	4,944
Transfer Agent fee payable	3,372
Directors’ fees payable	2,677
Payable for capital stock redeemed	166

Total liabilities	90,177

Net Assets	$73,211,315

Composition of Net Assets
Capital stock, at par	$591
Additional paid-in capital	59,709,080
Distributions in excess of net investment income	(10,177)
Accumulated net realized gain on investment transactions	5,787,729
Net unrealized appreciation on investments	7,724,092

$73,211,315

Net Asset Value Per Share—11 billion shares of capital stock authorized, $.0001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$4,375,037	345,982	$12.65	*

C	$553,395	44,062	$12.56

Advisor	$546,910	43,107	$12.69

R	$1,438,124	116,661	$12.33

K	$65,273,632	5,281,967	$12.36

I	$348,475	28,039	$12.43

Z	$675,742	54,691	$12.36

*	The maximum offering price per share for Class A shares was $13.21 which reflects a sales charge of 4.25%.

See notes to financial statements.

90 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

STATEMENT OF ASSETS & LIABILITIES (continued)

AB Multi-Manager Select 2045 Fund
Assets
Investments in Underlying Portfolios, at value
Unaffiliated issuers (cost $45,638,542)	$52,345,599
Affiliated issuers (cost $11,591,862)	12,207,389
Receivable for capital stock sold	54,584
Receivable due from Adviser	26,908
Affiliated dividends receivable	2,229

Total assets	64,636,709

Liabilities
Distribution fee payable	14,009
Transfer Agent fee payable	2,812
Directors’ fees payable	2,677
Payable for investments purchased	1,827
Payable for capital stock redeemed	1,355
Accrued expenses	401

Total liabilities	23,081

Net Assets	$64,613,628

Composition of Net Assets
Capital stock, at par	$515
Additional paid-in capital	52,771,294
Distributions in excess of net investment income	(13,324)
Accumulated net realized gain on investment transactions	4,532,559
Net unrealized appreciation on investments	7,322,584

$64,613,628

Net Asset Value Per Share—11 billion shares of capital stock authorized, $.0001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$3,539,614	275,086	$12.87	*

C	$333,839	25,980	$12.85

Advisor	$44,271	3,418	$12.95

R	$2,569,936	205,878	$12.48

K	$57,438,883	4,581,269	$12.54

I	$264,702	20,941	$12.64

Z	$422,383	33,712	$12.53

*	The maximum offering price per share for Class A shares was $13.44 which reflects a sales charge of 4.25%.

See notes to financial statements.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 91

STATEMENT OF ASSETS & LIABILITIES (continued)

AB Multi-Manager Select 2050 Fund
Assets
Investments in Underlying Portfolios, at value
Unaffiliated issuers (cost $17,847,467)	$20,295,501
Affiliated issuers (cost $4,363,173)	4,578,858
Receivable for investments sold	165,374
Receivable due from Adviser	25,370
Receivable for capital stock sold	22,013
Affiliated dividends receivable	829

Total assets	25,087,945

Liabilities
Payable for investments purchased	174,167
Directors’ fees payable	2,677
Transfer Agent fee payable	2,242
Distribution fee payable	703

Total liabilities	179,789

Net Assets	$24,908,156

Composition of Net Assets
Capital stock, at par	$199
Additional paid-in capital	20,355,063
Distributions in excess of net investment income	(4,760)
Accumulated net realized gain on investment transactions	1,893,935
Net unrealized appreciation on investments	2,663,719

$24,908,156

Net Asset Value Per Share—11 billion shares of capital stock authorized, $.0001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$1,054,784	80,427	$13.11	*

C	$86,423	6,661	$12.97

Advisor	$134,720	10,233	$13.17

R	$639,494	51,376	$12.45

K	$22,961,883	1,840,703	$12.47

I	$17,706	1,388	$12.76

Z	$13,146	1,053	$12.49

*	The maximum offering price per share for Class A shares was $13.69 which reflects a sales charge of 4.25%.

See notes to financial statements.

92 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

STATEMENT OF ASSETS & LIABILITIES (continued)

AB Multi-Manager Select 2055 Fund
Assets
Investments in Underlying Portfolios, at value
Unaffiliated issuers (cost $21,453,462)	$24,416,643
Affiliated issuers (cost $5,109,099)	5,371,216
Receivable for capital stock sold	27,011
Receivable due from Adviser	25,453
Affiliated dividends receivable	730

Total assets	29,841,053

Liabilities
Payable for capital stock redeemed	141,957
Transfer Agent fee payable	2,696
Directors’ fees payable	2,684
Distribution fee payable	2,551
Payable for investments purchased	633

Total liabilities	150,521

Net Assets	$29,690,532

Composition of Net Assets
Capital stock, at par	$237
Additional paid-in capital	24,402,089
Distributions in excess of net investment income	(5,833)
Accumulated net realized gain on investment transactions	2,068,741
Net unrealized appreciation on investments	3,225,298

$29,690,532

Net Asset Value Per Share—11 billion shares of capital stock authorized, $.0001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$1,321,064	101,512	$13.01	*

C	$111,116	8,614	$12.90

Advisor	$620,102	47,073	$13.17

R	$470,798	37,707	$12.49

K	$27,067,607	2,162,359	$12.52

I	$83,183	6,565	$12.67

Z	$16,662	1,329	$12.53

*	The maximum offering price per share for Class A shares was $13.59 which reflects a sales charge of 4.25%.

See notes to financial statements.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 93

STATEMENT OF OPERATIONS

Six Months Ended January 31, 2018 (unaudited)

	AB Multi-Manager Select Retirement Allocation Fund
Investment Income
Income distributions from unaffiliated Underlying Portfolios	$96,687
Income distributions from affiliated Underlying Portfolios	63,989	$160,676

Expenses
Advisory fee (see Note B)	8,127
Distribution fee – Class A	448
Distribution fee – Class C	875
Distribution fee – Class R	764
Distribution fee – Class K	12,192
Transfer agency – Class A	4,992
Transfer agency – Class C	2,435
Transfer agency – Advisor Class	383
Transfer agency – Class R	377
Transfer agency – Class K	9,755
Transfer agency – Class I	26
Transfer agency – Class Z	1
Registration fees	47,721
Custodian	35,156
Audit and tax	18,194
Legal	15,078
Directors’ fees	14,740
Printing	1,432
Miscellaneous	3,272

Total expenses	175,968
Less: expenses waived and reimbursed by the Adviser (see Note B)	(151,938)

Net expenses		24,030

Net investment income		136,646

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain on:
Affiliated Underlying Portfolios		92,113
Unaffiliated Underlying Portfolios		258,674
Net realized gain distributions from:
Affiliated Underlying Portfolios		25,443
Unaffiliated Underlying Portfolios		12,555
Net change in unrealized appreciation/depreciation in:
Affiliated Underlying Portfolios		(63,521)
Unaffiliated Underlying Portfolios		(829)

Net gain on investment transactions		324,435

Net Increase in Net Assets from Operations		$461,081

See notes to financial statements.

94 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

STATEMENT OF OPERATIONS (continued)

	AB Multi-Manager Select 2010 Fund
Investment Income
Income distributions from unaffiliated Underlying Portfolios	$173,763
Income distributions from affiliated Underlying Portfolios	97,031	$270,794

Expenses
Advisory fee (see Note B)	12,107
Distribution fee – Class A	491
Distribution fee – Class C	718
Distribution fee – Class R	1,025
Distribution fee – Class K	17,914
Transfer agency – Class A	2,042
Transfer agency – Class C	766
Transfer agency – Advisor Class	4,144
Transfer agency – Class R	468
Transfer agency – Class K	14,331
Transfer agency – Class I	14
Transfer agency – Class Z	1
Registration fees	48,145
Custodian	35,115
Audit and tax	17,022
Legal	15,097
Directors’ fees	14,821
Printing	3,894
Miscellaneous	3,215

Total expenses	191,330
Less: expenses waived and reimbursed by the Adviser (see Note B)	(159,436)

Net expenses		31,894

Net investment income		238,900

Realized and Unrealized Gain on Investment Transactions
Net realized gain on:
Affiliated Underlying Portfolios		103,398
Unaffiliated Underlying Portfolios		461,001
Net realized gain distributions from:
Affiliated Underlying Portfolios		47,923
Unaffiliated Underlying Portfolios		17,912
Net change in unrealized appreciation/depreciation in:
Affiliated Underlying Portfolios		(66,188)
Unaffiliated Underlying Portfolios		151,701

Net gain on investment transactions		715,747

Net Increase in Net Assets from Operations		$954,647

See notes to financial statements.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 95

STATEMENT OF OPERATIONS (continued)

	AB Multi-Manager Select 2015 Fund
Investment Income
Income distributions from unaffiliated Underlying Portfolios	$479,921
Income distributions from affiliated Underlying Portfolios	296,657	$776,578

Expenses
Advisory fee (see Note B)	33,236
Distribution fee – Class A	2,739
Distribution fee – Class C	3,247
Distribution fee – Class R	1,048
Distribution fee – Class K	50,920
Transfer agency – Class A	1,457
Transfer agency – Class C	442
Transfer agency – Advisor Class	54
Transfer agency – Class R	545
Transfer agency – Class K	40,736
Transfer agency – Class I	120
Transfer agency – Class Z	1
Registration fees	47,839
Custodian	35,579
Audit and tax	16,124
Legal	15,091
Directors’ fees	14,821
Printing	3,096
Miscellaneous	3,863

Total expenses	270,958
Less: expenses waived and reimbursed by the Adviser (see Note B)	(183,740)

Net expenses		87,218

Net investment income		689,360

Realized and Unrealized Gain on Investment Transactions
Net realized gain on:
Affiliated Underlying Portfolios		205,665
Unaffiliated Underlying Portfolios		1,747,207
Net realized gain distributions from:
Affiliated Underlying Portfolios		151,276
Unaffiliated Underlying Portfolios		60,454
Net change in unrealized appreciation/depreciation in:
Affiliated Underlying Portfolios		(124,174)
Unaffiliated Underlying Portfolios		281,548

Net gain on investment transactions		2,321,976

Net Increase in Net Assets from Operations		$3,011,336

See notes to financial statements.

96 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

STATEMENT OF OPERATIONS (continued)

	AB Multi-Manager Select 2020 Fund
Investment Income
Income distributions from unaffiliated Underlying Portfolios	$1,048,924
Income distributions from affiliated Underlying Portfolios	660,265	$1,709,189

Expenses
Advisory fee (see Note B)	70,613
Distribution fee – Class A	6,511
Distribution fee – Class C	7,315
Distribution fee – Class R	6,524
Distribution fee – Class K	105,220
Transfer agency – Class A	2,588
Transfer agency – Class C	761
Transfer agency – Advisor Class	113
Transfer agency – Class R	3,337
Transfer agency – Class K	84,176
Transfer agency – Class I	97
Transfer agency – Class Z	1
Registration fees	48,512
Custodian	35,972
Audit and tax	16,129
Legal	15,078
Directors’ fees	14,821
Printing	6,502
Miscellaneous	4,437

Total expenses	428,707
Less: expenses waived and reimbursed by the Adviser (see Note B)	(225,777)

Net expenses		202,930

Net investment income		1,506,259

Realized and Unrealized Gain on Investment Transactions
Net realized gain on:
Affiliated Underlying Portfolios		717,877
Unaffiliated Underlying Portfolios		3,530,684
Net realized gain distributions from:
Affiliated Underlying Portfolios		382,697
Unaffiliated Underlying Portfolios		162,621
Net change in unrealized appreciation/depreciation in:
Affiliated Underlying Portfolios		(343,308)
Unaffiliated Underlying Portfolios		1,218,976

Net gain on investment transactions		5,669,547

Net Increase in Net Assets from Operations		$7,175,806

See notes to financial statements.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 97

STATEMENT OF OPERATIONS (continued)

	AB Multi-Manager Select 2025 Fund
Investment Income
Income distributions from unaffiliated Underlying Portfolios	$1,682,015
Income distributions from affiliated Underlying Portfolios	1,038,781	$2,720,796

Expenses
Advisory fee (see Note B)	108,733
Distribution fee – Class A	6,255
Distribution fee – Class C	3,311
Distribution fee – Class R	8,616
Distribution fee – Class K	167,228
Transfer agency – Class A	2,957
Transfer agency – Class C	446
Transfer agency – Advisor Class	540
Transfer agency – Class R	4,150
Transfer agency – Class K	133,782
Transfer agency – Class I	497
Transfer agency – Class Z	4
Registration fees	48,721
Custodian	35,768
Audit and tax	16,128
Legal	15,085
Directors’ fees	14,821
Printing	7,204
Miscellaneous	4,280

Total expenses	578,526
Less: expenses waived and reimbursed by the Adviser (see Note B)	(276,037)

Net expenses		302,489

Net investment income		2,418,307

Realized and Unrealized Gain on Investment Transactions
Net realized gain on:
Affiliated Underlying Portfolios		1,921,940
Unaffiliated Underlying Portfolios		5,910,447
Net realized gain distributions from:
Affiliated Underlying Portfolios		810,660
Unaffiliated Underlying Portfolios		315,445
Net change in unrealized appreciation/depreciation in:
Affiliated Underlying Portfolios		(919,483)
Unaffiliated Underlying Portfolios		2,376,916

Net gain on investment transactions		10,415,925

Net Increase in Net Assets from Operations		$12,834,232

See notes to financial statements.

98 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

STATEMENT OF OPERATIONS (continued)

	AB Multi-Manager Select 2030 Fund
Investment Income
Income distributions from unaffiliated Underlying Portfolios	$1,302,761
Income distributions from affiliated Underlying Portfolios	823,834	$2,126,595

Expenses
Advisory fee (see Note B)	83,231
Distribution fee – Class A	8,189
Distribution fee – Class C	4,699
Distribution fee – Class R	4,834
Distribution fee – Class K	123,007
Transfer agency – Class A	3,041
Transfer agency – Class C	479
Transfer agency – Advisor Class	454
Transfer agency – Class R	2,297
Transfer agency – Class K	98,405
Transfer agency – Class I	1,197
Transfer agency – Class Z	2
Registration fees	48,484
Custodian	35,357
Audit and tax	16,129
Legal	15,085
Directors’ fees	14,740
Printing	7,351
Miscellaneous	3,867

Total expenses	470,848
Less: expenses waived and reimbursed by the Adviser (see Note B)	(219,108)

Net expenses		251,740

Net investment income		1,874,855

Realized and Unrealized Gain on Investment Transactions
Net realized gain on:
Affiliated Underlying Portfolios		1,414,422
Unaffiliated Underlying Portfolios		4,152,643
Net realized gain distributions from:
Affiliated Underlying Portfolios		1,000,767
Unaffiliated Underlying Portfolios		300,366
Net change in unrealized appreciation/depreciation in:
Affiliated Underlying Portfolios		(458,462)
Unaffiliated Underlying Portfolios		2,858,755

Net gain on investment transactions		9,268,491

Net Increase in Net Assets from Operations		$11,143,346

See notes to financial statements.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 99

STATEMENT OF OPERATIONS (continued)

	AB Multi-Manager Select 2035 Fund
Investment Income
Income distributions from unaffiliated Underlying Portfolios	$1,300,078
Income distributions from affiliated Underlying Portfolios	659,122	$1,959,200

Expenses
Advisory fee (see Note B)	76,952
Distribution fee – Class A	6,148
Distribution fee – Class C	3,114
Distribution fee – Class R	4,749
Distribution fee – Class K	116,909
Transfer agency – Class A	3,431
Transfer agency – Class C	463
Transfer agency – Advisor Class	418
Transfer agency – Class R	2,206
Transfer agency – Class K	93,527
Transfer agency – Class I	246
Transfer agency – Class Z	3
Registration fees	48,474
Custodian	35,045
Audit and tax	16,129
Legal	15,078
Directors’ fees	14,740
Printing	8,249
Miscellaneous	3,917

Total expenses	449,798
Less: expenses waived and reimbursed by the Adviser (see Note B)	(216,548)

Net expenses		233,250

Net investment income		1,725,950

Realized and Unrealized Gain on Investment Transactions
Net realized gain on:
Affiliated Underlying Portfolios		2,327,225
Unaffiliated Underlying Portfolios		3,841,918
Net realized gain distributions from:
Affiliated Underlying Portfolios		819,968
Unaffiliated Underlying Portfolios		352,241
Net change in unrealized appreciation/depreciation in:
Affiliated Underlying Portfolios		(1,014,419)
Unaffiliated Underlying Portfolios		3,542,973

Net gain on investment transactions		9,869,906

Net Increase in Net Assets from Operations		$11,595,856

See notes to financial statements.

100 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

STATEMENT OF OPERATIONS (continued)

	AB Multi-Manager Select 2040 Fund
Investment Income
Income distributions from unaffiliated Underlying Portfolios	$835,393
Income distributions from affiliated Underlying Portfolios	317,913	$1,153,306

Expenses
Advisory fee (see Note B)	52,006
Distribution fee – Class A	5,379
Distribution fee – Class C	2,355
Distribution fee – Class R	3,894
Distribution fee – Class K	76,151
Transfer agency – Class A	3,162
Transfer agency – Class C	371
Transfer agency – Advisor Class	358
Transfer agency – Class R	1,807
Transfer agency – Class K	60,921
Transfer agency – Class I	361
Transfer agency – Class Z	63
Registration fees	48,300
Custodian	34,864
Audit and tax	16,124
Legal	15,085
Directors’ fees	14,740
Printing	6,654
Miscellaneous	4,032

Total expenses	346,627
Less: expenses waived and reimbursed by the Adviser (see Note B)	(179,229)

Net expenses		167,398

Net investment income		985,908

Realized and Unrealized Gain on Investment Transactions
Net realized gain on:
Affiliated Underlying Portfolios		2,222,734
Unaffiliated Underlying Portfolios		3,528,365
Net realized gain distributions from:
Affiliated Underlying Portfolios		669,226
Unaffiliated Underlying Portfolios		263,266
Net change in unrealized appreciation/depreciation in:
Affiliated Underlying Portfolios		(1,074,850)
Unaffiliated Underlying Portfolios		1,681,115

Net gain on investment transactions		7,289,856

Net Increase in Net Assets from Operations		$8,275,764

See notes to financial statements.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 101

STATEMENT OF OPERATIONS (continued)

	AB Multi-Manager Select 2045 Fund
Investment Income
Income distributions from unaffiliated Underlying Portfolios	$695,898
Income distributions from affiliated Underlying Portfolios	237,346	$933,244

Expenses
Advisory fee (see Note B)	44,066
Distribution fee – Class A	3,981
Distribution fee – Class C	1,497
Distribution fee – Class R	5,853
Distribution fee – Class K	64,448
Transfer agency – Class A	3,868
Transfer agency – Class C	382
Transfer agency – Advisor Class	43
Transfer agency – Class R	2,713
Transfer agency – Class K	51,559
Transfer agency – Class I	309
Transfer agency – Class Z	39
Registration fees	48,525
Custodian	34,684
Audit and tax	16,098
Legal	15,078
Directors’ fees	14,741
Printing	6,208
Miscellaneous	3,927

Total expenses	318,019
Less: expenses waived and reimbursed by the Adviser (see Note B)	(178,644)

Net expenses		139,375

Net investment income		793,869

Realized and Unrealized Gain on Investment Transactions
Net realized gain on:
Affiliated Underlying Portfolios		1,865,129
Unaffiliated Underlying Portfolios		2,510,018
Net realized gain distributions from:
Affiliated Underlying Portfolios		598,775
Unaffiliated Underlying Portfolios		251,072
Net change in unrealized appreciation/depreciation in:
Affiliated Underlying Portfolios		(933,677)
Unaffiliated Underlying Portfolios		2,171,895

Net gain on investment transactions		6,463,212

Net Increase in Net Assets from Operations		$7,257,081

See notes to financial statements.

102 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

STATEMENT OF OPERATIONS (continued)

	AB Multi-Manager Select 2050 Fund
Investment Income
Income distributions from unaffiliated Underlying Portfolios	$262,026
Income distributions from affiliated Underlying Portfolios	93,221	$355,247

Expenses
Advisory fee (see Note B)	17,026
Distribution fee – Class A	1,271
Distribution fee – Class C	431
Distribution fee – Class R	1,483
Distribution fee – Class K	25,557
Transfer agency – Class A	5,041
Transfer agency – Class C	449
Transfer agency – Advisor Class	617
Transfer agency – Class R	771
Transfer agency – Class K	20,445
Transfer agency – Class I	48
Transfer agency – Class Z	1
Registration fees	47,843
Custodian	34,317
Audit and tax	17,022
Legal	15,078
Directors’ fees	14,740
Printing	4,251
Miscellaneous	3,176

Total expenses	209,567
Less: expenses waived and reimbursed by the Adviser (see Note B)	(155,876)

Net expenses		53,691

Net investment income		301,556

Realized and Unrealized Gain on Investment Transactions
Net realized gain on:
Affiliated Underlying Portfolios		732,252
Unaffiliated Underlying Portfolios		1,247,302
Net realized gain distributions from:
Affiliated Underlying Portfolios		235,123
Unaffiliated Underlying Portfolios		95,593
Net change in unrealized appreciation/depreciation in:
Affiliated Underlying Portfolios		(391,160)
Unaffiliated Underlying Portfolios		579,048

Net gain on investment transactions		2,498,158

Net Increase in Net Assets from Operations		$2,799,714

See notes to financial statements.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 103

STATEMENT OF OPERATIONS (continued)

	AB Multi-Manager Select 2055 Fund
Investment Income
Income distributions from unaffiliated Underlying Portfolios	$314,130
Income distributions from affiliated Underlying Portfolios	110,590	$424,720

Expenses
Advisory fee (see Note B)	20,446
Distribution fee – Class A	1,495
Distribution fee – Class C	871
Distribution fee – Class R	984
Distribution fee – Class K	30,613
Transfer agency – Class A	3,382
Transfer agency – Class C	543
Transfer agency – Advisor Class	1,643
Transfer agency – Class R	453
Transfer agency – Class K	24,491
Transfer agency – Class I	129
Transfer agency – Class Z	1
Registration fees	47,884
Custodian	34,350
Audit and tax	17,022
Legal	15,078
Directors’ fees	14,748
Printing	5,616
Miscellaneous	2,598

Total expenses	222,347
Less: expenses waived and reimbursed by the Adviser (see Note B)	(157,529)

Net expenses		64,818

Net investment income		359,902

Realized and Unrealized Gain on Investment Transactions
Net realized gain on:
Affiliated Underlying Portfolios		834,160
Unaffiliated Underlying Portfolios		1,245,574
Net realized gain distributions from:
Affiliated Underlying Portfolios		281,058
Unaffiliated Underlying Portfolios		114,392
Net change in unrealized appreciation/depreciation in:
Affiliated Underlying Portfolios		(416,123)
Unaffiliated Underlying Portfolios		967,378

Net gain on investment transactions		3,026,439

Net Increase in Net Assets from Operations		$3,386,341

See notes to financial statements.

104 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

STATEMENT OF CHANGES IN NET ASSETS

AB Multi-Manager Select Retirement Allocation Fund
Six Months Ended January 31, 2018 (unaudited)	Year Ended July 31, 2017
Increase (Decrease) in Net Assets from Operations
Net investment income	$136,646	$193,437
Net realized gain on Underlying Portfolios	350,787	109,108
Net realized gain distributions from Underlying Portfolios	37,998	32,287
Net change in unrealized appreciation/depreciation of investments in Underlying Portfolios	(64,350)	148,809

Net increase in net assets from operations	461,081	483,641
Dividends and Distributions to Shareholders from
Net investment income
Class R	(8,415)	(729)
Class K	(189,978)	(156,811)
Class I	– 0	–	(17,281)
Class Z	(235)	(234)
Net realized gain on investment transactions
Class A	(3,562)	– 0	–
Class C	(1,351)	– 0	–
Advisor Class	(271)	– 0	–
Class R	(4,345)	– 0	–
Class K	(105,729)	– 0	–
Class I	(186)	– 0	–
Class Z	(110)	– 0	–
Capital Stock Transactions
Net increase	2,016,897	(438,400)

Total increase (decrease)	2,163,796	(129,814)
Net Assets
Beginning of period	9,474,465	9,604,279

End of period (including undistributed net investment income of $8,653 and $70,635, respectively)	$11,638,261	$9,474,465

See notes to financial statements.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 105

STATEMENT OF CHANGES IN NET ASSETS (continued)

AB Multi-Manager Select 2010 Fund
Six Months Ended January 31, 2018 (unaudited)	Year Ended July 31, 2017
Increase in Net Assets from Operations
Net investment income	$238,900	$276,523
Net realized gain on Underlying Portfolios	564,399	308,548
Net realized gain distributions from Underlying Portfolios	65,835	52,451
Net change in unrealized appreciation/depreciation of investments in Underlying Portfolios	85,513	180,543

Net increase in net assets from operations	954,647	818,065
Dividends and Distributions to Shareholders from
Net investment income
Class A	(4,530)	(419)
Class C	(273)	– 0	–
Advisor Class	(9,122)	(10,370)
Class R	(6,292)	(10,769)
Class K	(306,629)	(230,069)
Class I	(1,324)	(610)
Class Z	(277)	(265)
Net realized gain on investment transactions
Class A	(9,803)	(1,101)
Class C	(3,381)	(321)
Advisor Class	(19,024)	(2,149)
Class R	(10,073)	(1,827)
Class K	(367,577)	(34,560)
Class I	(1,390)	(70)
Class Z	(281)	(33)
Capital Stock Transactions
Net increase	3,790,745	(2,647,412)

Total increase (decrease)	4,005,416	(2,121,910)
Net Assets
Beginning of period	13,199,094	15,321,004

End of period (including undistributed net investment income of $11,614 and $101,161, respectively)	$17,204,510	$13,199,094

See notes to financial statements.

106 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

STATEMENT OF CHANGES IN NET ASSETS (continued)

	AB Multi-Manager Select 2015 Fund
	Six Months Ended January 31, 2018 (unaudited)	Year Ended July 31, 2017
Increase in Net Assets from Operations
Net investment income	$689,360	$881,367
Net realized gain on Underlying Portfolios	1,952,872	1,055,709
Net realized gain distributions from Underlying Portfolios	211,730	177,469
Net change in unrealized appreciation/depreciation of investments in Underlying Portfolios	157,374	956,697

Net increase in net assets from operations	3,011,336	3,071,242
Dividends and Distributions to Shareholders from
Net investment income
Class A	(50,322)	(34,876)
Class C	(9,478)	(9,155)
Advisor Class	(2,034)	(1,595)
Class R	(8,697)	(6,163)
Class K	(898,791)	(764,529)
Class I	(3,711)	(13,513)
Class Z	(315)	(257)
Net realized gain on investment transactions
Class A	(75,097)	(10,425)
Class C	(22,415)	(3,838)
Advisor Class	(2,744)	(365)
Class R	(14,799)	(2,037)
Class K	(1,367,497)	(205,519)
Class I	(5,254)	(3,065)
Class Z	(404)	(57)
Capital Stock Transactions
Net increase	1,782,442	(6,878,024)

Total increase (decrease)	2,332,220	(4,862,176)
Net Assets
Beginning of period	42,069,024	46,931,200

End of period (including undistributed net investment income of $23,013 and $307,001, respectively)	$44,401,244	$42,069,024

See notes to financial statements.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 107

STATEMENT OF CHANGES IN NET ASSETS (continued)

AB Multi-Manager Select 2020 Fund
Six Months Ended January 31, 2018 (unaudited)	Year Ended July 31, 2017
Increase in Net Assets from Operations
Net investment income	$1,506,259	$1,767,096
Net realized gain on Underlying Portfolios	4,248,561	2,065,523
Net realized gain distributions from Underlying Portfolios	545,318	442,449
Net change in unrealized appreciation/depreciation of investments in Underlying Portfolios	875,668	3,453,636

Net increase in net assets from operations	7,175,806	7,728,704
Dividends and Distributions to Shareholders from
Net investment income
Class A	(107,667)	(88,088)
Class C	(20,036)	(14,696)
Advisor Class	(5,601)	(4,135)
Class R	(57,210)	(26,966)
Class K	(1,915,476)	(1,331,949)
Class I	– 0	–	(49,437)
Class Z	(304)	(238)
Net realized gain on investment transactions
Class A	(134,467)	(25,316)
Class C	(38,851)	(6,210)
Advisor Class	(6,214)	(948)
Class R	(78,005)	(9,846)
Class K	(2,419,105)	(359,437)
Class I	(1,186)	(11,434)
Class Z	(327)	(53)
Capital Stock Transactions
Net increase	3,545,930	644,807

Total increase	5,937,287	6,444,758
Net Assets
Beginning of period	93,551,242	87,106,484

End of period (including undistributed net investment income of $43,400 and $643,435, respectively)	$99,488,529	$93,551,242

See notes to financial statements.

108 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

STATEMENT OF CHANGES IN NET ASSETS (continued)

	AB Multi-Manager Select 2025 Fund
	Six Months Ended January 31, 2018 (unaudited)	Year Ended July 31, 2017
Increase in Net Assets from Operations
Net investment income	$2,418,307	$2,500,070
Net realized gain on Underlying Portfolios	7,832,387	2,752,225
Net realized gain distributions from Underlying Portfolios	1,126,105	769,473
Net change in unrealized appreciation/depreciation of investments in Underlying Portfolios	1,457,433	6,575,255

Net increase in net assets from operations	12,834,232	12,597,023
Dividends and Distributions to Shareholders from
Net investment income
Class A	(109,349)	(58,560)
Class C	(9,376)	(9,756)
Advisor Class	(22,569)	(15,502)
Class R	(72,949)	(41,732)
Class K	(2,963,832)	(1,894,206)
Class I	(17,256)	(54,800)
Class Z	(996)	(755)
Net realized gain on investment transactions
Class A	(107,080)	(29,013)
Class C	(14,822)	(6,180)
Advisor Class	(19,987)	(5,471)
Class R	(78,437)	(20,866)
Class K	(2,947,335)	(780,630)
Class I	(16,479)	(19,261)
Class Z	(846)	(255)
Capital Stock Transactions
Net increase	9,170,496	831,400

Total increase	15,623,415	10,491,436
Net Assets
Beginning of period	132,643,912	122,152,476

End of period (including undistributed net investment income of $57,166 and $835,186, respectively)	$148,267,327	$132,643,912

See notes to financial statements.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 109

STATEMENT OF CHANGES IN NET ASSETS (continued)

	AB Multi-Manager Select 2030 Fund
	Six Months Ended January 31, 2018 (unaudited)	Year Ended July 31, 2017
Increase in Net Assets from Operations
Net investment income	$1,874,855	$1,731,878
Net realized gain on Underlying Portfolios	5,567,065	2,649,543
Net realized gain distributions from Underlying Portfolios	1,301,133	636,757
Net change in unrealized appreciation/depreciation of investments in Underlying Portfolios	2,400,293	5,754,970

Net increase in net assets from operations	11,143,346	10,773,148
Dividends and Distributions to Shareholders from
Net investment income
Class A	(137,071)	(67,828)
Class C	(9,198)	(9,903)
Advisor Class	(22,314)	(13,562)
Class R	(41,904)	(21,869)
Class K	(2,131,822)	(1,194,305)
Class I	(37,171)	(67,735)
Class Z	(534)	(240)
Net realized gain on investment transactions
Class A	(197,840)	(41,193)
Class C	(25,010)	(8,018)
Advisor Class	(29,085)	(6,109)
Class R	(65,849)	(15,399)
Class K	(3,140,630)	(636,869)
Class I	(50,575)	(30,156)
Class Z	(674)	(105)
Capital Stock Transactions
Net increase	13,652,598	7,423,509

Total increase	18,906,267	16,083,366
Net Assets
Beginning of period	101,761,249	85,677,883

End of period (including undistributed net investment income of $32,492 and $537,651, respectively)	$120,667,516	$101,761,249

See notes to financial statements.

110 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

STATEMENT OF CHANGES IN NET ASSETS (continued)

	AB Multi-Manager Select 2035 Fund
	Six Months Ended January 31, 2018 (unaudited)	Year Ended July 31, 2017
Increase in Net Assets from Operations
Net investment income	$1,725,950	$1,381,711
Net realized gain on Underlying Portfolios	6,169,143	1,920,637
Net realized gain distributions from Underlying Portfolios	1,172,209	666,500
Net change in unrealized appreciation/depreciation of investments in Underlying Portfolios	2,528,554	6,704,770

Net increase in net assets from operations	11,595,856	10,673,618
Dividends and Distributions to Shareholders from
Net investment income
Class A	(96,756)	(36,140)
Class C	(4,549)	(8,011)
Advisor Class	(13,663)	(7,300)
Class R	(35,799)	(16,201)
Class K	(1,986,962)	(836,846)
Class I	(2,580)	(60,400)
Class Z	(558)	(275)
Net realized gain on investment transactions
Class A	(146,717)	(27,220)
Class C	(17,488)	(8,139)
Advisor Class	(18,589)	(3,474)
Class R	(59,254)	(11,632)
Class K	(2,982,455)	(480,016)
Class I	(6,541)	(28,468)
Class Z	(720)	(125)
Capital Stock Transactions
Net increase	17,184,064	10,991,918

Total increase	23,407,289	20,141,289
Net Assets
Beginning of period	91,498,558	71,357,269

End of period (including distributions in excess of net investment income of ($1,531) and undistributed net investment income of $413,386, respectively)	$114,905,847	$91,498,558

See notes to financial statements.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 111

STATEMENT OF CHANGES IN NET ASSETS (continued)

	AB Multi-Manager Select 2040 Fund
	Six Months Ended January 31, 2018 (unaudited)	Year Ended July 31, 2017
Increase in Net Assets from Operations
Net investment income	$985,908	$895,145
Net realized gain on Underlying Portfolios	5,751,099	1,408,460
Net realized gain distributions from Underlying Portfolios	932,492	628,559
Net change in unrealized appreciation/depreciation of investments in Underlying Portfolios	606,265	5,296,600

Net increase in net assets from operations	8,275,764	8,228,764
Dividends and Distributions to Shareholders from
Net investment income
Class A	(71,705)	(22,743)
Class C	(3,453)	(6,144)
Advisor Class	(9,243)	(5,361)
Class R	(18,334)	(13,274)
Class K	(1,089,346)	(584,318)
Class I	(4,510)	(39,695)
Class Z	(13,101)	(8,500)
Net realized gain on investment transactions
Class A	(135,759)	(21,120)
Class C	(16,481)	(6,520)
Advisor Class	(15,492)	(2,596)
Class R	(43,234)	(9,662)
Class K	(2,053,618)	(354,310)
Class I	(10,048)	(19,137)
Class Z	(20,514)	(3,954)
Capital Stock Transactions
Net increase	3,878,073	(1,214,511)

Total increase	8,648,999	5,916,919
Net Assets
Beginning of period	64,562,316	58,645,397

End of period (including distributions in excess of net investment income of ($10,177) and undistributed net investment income of $213,607, respectively)	$73,211,315	$64,562,316

See notes to financial statements.

112 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

STATEMENT OF CHANGES IN NET ASSETS (continued)

	AB Multi-Manager Select 2045 Fund
	Six Months Ended January 31, 2018 (unaudited)	Year Ended July 31, 2017
Increase in Net Assets from Operations
Net investment income	$793,869	$685,752
Net realized gain on Underlying Portfolios	4,375,147	1,111,848
Net realized gain distributions from Underlying Portfolios	849,847	549,532
Net change in unrealized appreciation/depreciation of investments in Underlying Portfolios	1,238,218	4,649,209

Net increase in net assets from operations	7,257,081	6,996,341
Dividends and Distributions to Shareholders from
Net investment income
Class A	(47,183)	(15,732)
Class C	(2,301)	(1,036)
Advisor Class	(641)	(347)
Class R	(34,874)	(19,126)
Class K	(880,904)	(438,618)
Class I	(2,856)	(40,162)
Class Z	(7,842)	(5,050)
Net realized gain on investment transactions
Class A	(97,242)	(15,285)
Class C	(9,290)	(1,803)
Advisor Class	(1,133)	(167)
Class R	(74,255)	(12,525)
Class K	(1,669,992)	(225,030)
Class I	(7,755)	(16,592)
Class Z	(12,337)	(2,003)
Capital Stock Transactions
Net increase	5,772,805	4,297,883

Total increase	10,181,281	10,500,748
Net Assets
Beginning of period	54,432,347	43,931,599

End of period (including distributions in excess of net investment income of ($13,324) and undistributed net investment income of $169,408, respectively)	$64,613,628	$54,432,347

See notes to financial statements.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 113

STATEMENT OF CHANGES IN NET ASSETS (continued)

AB Multi-Manager Select 2050 Fund
Six Months Ended January 31, 2018 (unaudited)	Year Ended July 31, 2017
Increase in Net Assets from Operations
Net investment income	$301,556	$287,101
Net realized gain on Underlying Portfolios	1,979,554	464,854
Net realized gain distributions from Underlying Portfolios	330,716	228,150
Net change in unrealized appreciation/depreciation of investments in Underlying Portfolios	187,888	1,930,883

Net increase in net assets from operations	2,799,714	2,910,988
Dividends and Distributions to Shareholders from
Net investment income
Class A	(5,631)	– 0	–
Advisor Class	(1,280)	(462)
Class R	(8,288)	(4,942)
Class K	(359,191)	(189,810)
Class I	– 0	–	(24,707)
Class Z	(264)	(171)
Net realized gain on investment transactions
Class A	(36,553)	(3,875)
Class C	(3,114)	(292)
Advisor Class	(4,736)	(326)
Class R	(23,165)	(2,216)
Class K	(834,956)	(76,402)
Class I	(663)	(8,083)
Class Z	(510)	(54)
Capital Stock Transactions
Net increase	1,529,749	1,611,571

Total increase	3,051,112	4,211,219
Net Assets
Beginning of period	21,857,044	17,645,825

End of period (including distributions in excess of net investment income of ($4,760) and undistributed net investment income of $68,338, respectively)	$24,908,156	$21,857,044

See notes to financial statements.

114 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

STATEMENT OF CHANGES IN NET ASSETS (continued)

	AB Multi-Manager Select 2055 Fund
	Six Months Ended January 31, 2018 (unaudited)	Year Ended July 31, 2017
Increase in Net Assets from Operations
Net investment income	$359,902	$286,413
Net realized gain on Underlying Portfolios	2,079,734	417,082
Net realized gain distributions from Underlying Portfolios	395,450	224,681
Net change in unrealized appreciation/depreciation of investments in Underlying Portfolios	551,255	2,102,765

Net increase in net assets from operations	3,386,341	3,030,941
Dividends and Distributions to Shareholders from
Net investment income
Class A	(13,558)	0 (a)
Advisor Class	(6,754)	(1,691)
Class R	(6,352)	(809)
Class K	(410,840)	(195,029)
Class I	(652)	(17,327)
Class Z	(312)	(179)
Net realized gain on investment transactions
Class A	(35,195)	(3,750)
Class C	(3,547)	(552)
Advisor Class	(16,644)	(2,811)
Class R	(12,577)	(446)
Class K	(758,141)	(95,602)
Class I	(2,249)	(6,897)
Class Z	(479)	(69)
Capital Stock Transactions
Net increase	2,160,799	5,585,891

Total increase	4,279,840	8,291,670
Net Assets
Beginning of period	25,410,692	17,119,022

End of period (including distributions in excess of net investment income of ($5,833) and undistributed net investment income of $72,733, respectively)	$29,690,532	$25,410,692

(a)	Amount is less than $.50.

See notes to financial statements.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 115

NOTES TO FINANCIAL STATEMENTS

January 31, 2018 (unaudited)

NOTE A

Significant Accounting Policies

AB Cap Fund, Inc. (the “Company”), which is a Maryland corporation, is registered under the Investment Company Act of 1940 as an open-end management investment company. The Company operates as a series company currently comprised of 29 portfolios. Each portfolio is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AB Multi-Manager Select Retirement Allocation Fund, AB Multi-Manager Select 2010 Fund, AB Multi-Manager Select 2015 Fund, AB Multi-Manager Select 2020 Fund, AB Multi-Manager Select 2025 Fund, AB Multi-Manager Select 2030 Fund, AB Multi-Manager Select 2035 Fund, AB Multi-Manager Select 2040 Fund, AB Multi-Manager Select 2045 Fund, AB Multi-Manager Select 2050 Fund and AB Multi-Manager Select 2055 Fund (the “Funds”), each a diversified portfolio. The Funds have authorized the issuance of Class A, Class B, Class C, Advisor Class, Class R, Class K, Class I, Class Z, Class T, Class 1 and Class 2 shares. Class B, Class T, Class 1 and Class 2 shares have not been issued. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Effective April 10, 2017, Class C shares will automatically convert to Class A shares ten years after the end of the calendar month of purchase. Class R and Class K shares are sold without an initial or contingent deferred sales charge. Advisor Class, Class I and Class Z shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All eleven classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. In order to implement the Funds’ investment strategies, Morningstar Investment Management LLC, the Funds’ sub-adviser, selects mutual funds and ETFs (“Underlying Portfolios”) for investment by the Funds from among AB mutual funds and funds offered by other fund complexes that have entered into a participation agreement or similar arrangement with the Funds. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the

116 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Funds.

1. Security Valuation

Net asset value per share of the Funds, which may be based on the NAVs of the Underlying Portfolios, is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m., Eastern Time. Investments in the Underlying Portfolios are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The following tables summarize the valuation of the Funds’ investments by the above fair value hierarchy levels as of January 31, 2018:

Investments in Underlying Portfolios:	Level 1	Level 2			Level 3			Total
AB Multi-Manager Select Retirement Allocation Fund
Investment Companies	$11,630,440	$	– 0	–	$	– 0	–	$11,630,440
Short-Term Investments	26,762		– 0	–		– 0	–	26,762

Total(a)	$11,657,202	$	– 0	–	$	– 0	–	$11,657,202

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 117

NOTES TO FINANCIAL STATEMENTS (continued)

Investments in Underlying Portfolios:	Level 1	Level 2			Level 3			Total
AB Multi-Manager Select 2010 Fund
Investment Companies	$17,105,156	$	– 0	–	$	– 0	–	$17,105,156
Short-Term Investments	105,342		– 0	–		– 0	–	105,342

Total(a)	$17,210,498	$	– 0	–	$	– 0	–	$17,210,498

AB Multi-Manager Select 2015 Fund
Investment Companies	$44,365,007	$	– 0	–	$	– 0	–	$44,365,007
Short-Term Investments	85,511		– 0	–		– 0	–	85,511

Total(a)	$44,450,518	$	– 0	–	$	– 0	–	$44,450,518

AB Multi-Manager Select 2020 Fund
Investment Companies	$99,228,262	$	– 0	–	$	– 0	–	$99,228,262
Short-Term Investments	322,263		– 0	–		– 0	–	322,263

Total(a)	$99,550,525	$	– 0	–	$	– 0	–	$99,550,525

AB Multi-Manager Select 2025 Fund
Investment Companies	$147,392,747	$	– 0	–	$	– 0	–	$147,392,747

Total(a)	$147,392,747	$	– 0	–	$	– 0	–	$147,392,747

AB Multi-Manager Select 2030 Fund
Investment Companies	$120,212,047	$	– 0	–	$	– 0	–	$120,212,047
Short-Term Investments	116,613		– 0	–		– 0	–	116,613

Total(a)	$120,328,660	$	– 0	–	$	– 0	–	$120,328,660

AB Multi-Manager Select 2035 Fund
Investment Companies	$114,278,805	$	– 0	–	$	– 0	–	$114,278,805
Short-Term Investments	600,195		– 0	–		– 0	–	600,195

Total	$114,879,000	$	– 0	–	$	– 0	–	$114,879,000

AB Multi-Manager Select 2040 Fund
Investment Companies	$72,859,173	$	– 0	–	$	– 0	–	$72,859,173

Total(a)	$72,859,173	$	– 0	–	$	– 0	–	$72,859,173

AB Multi-Manager Select 2045 Fund
Investment Companies	$63,977,212	$	– 0	–	$	– 0	–	$63,977,212
Short-Term Investments	575,776		– 0	–		– 0	–	575,776

Total(a)	$64,552,988	$	– 0	–	$	– 0	–	$64,552,988

AB Multi-Manager Select 2050 Fund
Investment Companies	$24,844,448	$	– 0	–	$	– 0	–	$24,844,448
Short-Term Investments	29,911		– 0	–		– 0	–	29,911

Total(a)	$24,874,359	$	– 0	–	$	– 0	–	$24,874,359

AB Multi-Manager Select 2055 Fund
Investment Companies	$29,723,806	$	– 0	–	$	– 0	–	$29,723,806
Short-Term Investments	64,053		– 0	–		– 0	–	64,053

Total(a)	$29,787,859	$	– 0	–	$	– 0	–	$29,787,859

(a)	There were no transfers between any levels during the reporting period.

118 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

The Funds recognize all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established a Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Funds. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and processes at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

3. Taxes

It is each Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 119

NOTES TO FINANCIAL STATEMENTS (continued)

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Funds’ tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Funds’ financial statements.

4. Investment Income and Investment Transactions

Income and capital gain distributions from the Underlying Portfolios, if any, are recorded on the ex-dividend date. Transactions in shares of the Underlying Portfolios are accounted for on the trade date. Investment gains and losses are determined on the identified cost basis.

5. Class Allocations

All income earned and expenses incurred by the Funds are borne on a pro-rata basis by each settled class of shares, based on the proportionate interest in the Funds represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses included in the accompanying statements of operations do not include any expenses of the Underlying Portfolios. Expenses of the Company are charged proportionately to each portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

6. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, each Fund pays the Adviser an advisory fee at an annual rate of .15% of the Funds’ average daily net assets. The fee is accrued daily and paid monthly. From its advisory fees received from the Funds, the Adviser pays the fees of Morningstar Investment Management LLC, the Funds’ sub-adviser. The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses (excluding the fees and expenses of Underlying Portfolios, interest expense, taxes, extraordinary expenses, brokerage commissions and other transaction costs, and

120 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

expenses associated with securities sold short) on an annual basis (the “Expense Caps”) as follows:

	Effective November 30, 2017
Multi-Manager Select Fund	Class A	Class C	Advisor Class	Class R	Class K	Class I	Class Z
Retirement Allocation Fund	0.45%	1.20%	0.20%	0.70%	0.45%	0.20%	0.20%
2010 Fund	0.39%	1.14%	0.14%	0.64%	0.39%	0.14%	0.14%
2015 Fund	0.35%	1.10%	0.10%	0.60%	0.35%	0.10%	0.10%
2020 Fund	0.37%	1.12%	0.12%	0.62%	0.37%	0.12%	0.12%
2025 Fund	0.38%	1.13%	0.13%	0.63%	0.38%	0.13%	0.13%
2030 Fund	0.40%	1.15%	0.15%	0.65%	0.40%	0.15%	0.15%
2035 Fund	0.40%	1.15%	0.15%	0.65%	0.40%	0.15%	0.15%
2040 Fund	0.41%	1.16%	0.16%	0.66%	0.41%	0.16%	0.16%
2045 Fund	0.41%	1.16%	0.16%	0.66%	0.41%	0.16%	0.16%
2050 Fund	0.42%	1.17%	0.17%	0.67%	0.42%	0.17%	0.17%
2055 Fund	0.42%	1.17%	0.17%	0.67%	0.42%	0.17%	0.17%

	December 1, 2016 to November 30, 2017
Multi-Manager Select Fund	Class A	Class C	Advisor Class	Class R	Class K	Class I	Class Z
Retirement Allocation Fund	0.42%	1.17%	0.17%	0.67%	0.42%	0.17%	0.17%
2010 Fund	0.40%	1.15%	0.15%	0.65%	0.40%	0.15%	0.15%
2015 Fund	0.40%	1.15%	0.15%	0.65%	0.40%	0.15%	0.15%
2020 Fund	0.44%	1.19%	0.19%	0.69%	0.44%	0.19%	0.19%
2025 Fund	0.43%	1.18%	0.18%	0.68%	0.43%	0.18%	0.18%
2030 Fund	0.48%	1.23%	0.23%	0.73%	0.48%	0.23%	0.23%
2035 Fund	0.48%	1.23%	0.23%	0.73%	0.48%	0.23%	0.23%
2040 Fund	0.52%	1.27%	0.27%	0.77%	0.52%	0.27%	0.27%
2045 Fund	0.50%	1.25%	0.25%	0.75%	0.50%	0.25%	0.25%
2050 Fund	0.50%	1.25%	0.25%	0.75%	0.50%	0.25%	0.25%
2055 Fund	0.51%	1.26%	0.26%	0.76%	0.51%	0.26%	0.26%

	January 6, 2016 to December 1, 2016
Multi-Manager Select Fund	Class A	Class C	Advisor Class	Class R	Class K	Class I	Class Z
Retirement Allocation Fund	0.42%	1.17%	0.17%	0.67%	0.42%	0.17%	0.17%
2010 Fund	0.41%	1.16%	0.16%	0.66%	0.41%	0.16%	0.16%
2015 Fund	0.40%	1.15%	0.15%	0.65%	0.40%	0.15%	0.15%
2020 Fund	0.45%	1.20%	0.20%	0.70%	0.45%	0.20%	0.20%
2025 Fund	0.44%	1.19%	0.19%	0.69%	0.44%	0.19%	0.19%
2030 Fund	0.48%	1.23%	0.23%	0.73%	0.48%	0.23%	0.23%
2035 Fund	0.49%	1.24%	0.24%	0.74%	0.49%	0.24%	0.24%
2040 Fund	0.52%	1.27%	0.27%	0.77%	0.52%	0.27%	0.27%
2045 Fund	0.51%	1.26%	0.26%	0.76%	0.51%	0.26%	0.26%
2050 Fund	0.52%	1.27%	0.27%	0.77%	0.52%	0.27%	0.27%
2055 Fund	0.52%	1.27%	0.27%	0.77%	0.52%	0.27%	0.27%

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 121

NOTES TO FINANCIAL STATEMENTS (continued)

	Prior to January 6, 2016
Multi-Manager Select Fund	Class A	Class C	Advisor Class	Class R	Class K	Class I	Class Z
Retirement Allocation Fund	0.39%	1.14%	0.14%	0.64%	0.39%	0.14%	0.14%
2010 Fund	0.38%	1.13%	0.13%	0.63%	0.38%	0.13%	0.13%
2015 Fund	0.42%	1.17%	0.17%	0.67%	0.42%	0.17%	0.17%
2020 Fund	0.46%	1.21%	0.21%	0.71%	0.46%	0.21%	0.21%
2025 Fund	0.45%	1.20%	0.20%	0.70%	0.45%	0.20%	0.20%
2030 Fund	0.49%	1.24%	0.24%	0.74%	0.49%	0.24%	0.24%
2035 Fund	0.49%	1.24%	0.24%	0.74%	0.49%	0.24%	0.24%
2040 Fund	0.53%	1.28%	0.28%	0.78%	0.53%	0.28%	0.28%
2045 Fund	0.54%	1.29%	0.29%	0.79%	0.54%	0.29%	0.29%
2050 Fund	0.53%	1.28%	0.28%	0.78%	0.53%	0.28%	0.28%
2055 Fund	0.53%	1.28%	0.28%	0.78%	0.53%	0.28%	0.28%

The Expense Caps in effect as of November 30, 2017 may not be terminated by the Adviser before November 30, 2018. For the six months ended January 31, 2018, such waivers and reimbursement amounted to:

Multi-Manager Select Fund	Amount	Multi-Manager Select Fund	Amount
Retirement Allocation Fund	$151,884	2035 Fund	$215,919
2010 Fund	159,365	2040 Fund	178,875
2015 Fund	183,544	2045 Fund	178,345
2020 Fund	225,409	2050 Fund	155,741
2025 Fund	275,429	2055 Fund	157,390
2030 Fund	218,588

Any fees waived and expenses borne by the Adviser from December 15, 2014 through July 31, 2015 are subject to repayment by the Funds until July 31, 2018; such waivers that are subject to repayment amounted to:

Multi-Manager Select Fund	Amount	Fund	Amount
Retirement Allocation Fund	$206,043	2035 Fund	$206,713
2010 Fund	206,330	2040 Fund	204,490
2015 Fund	206,688	2045 Fund	204,804
2020 Fund	205,253	2050 Fund	205,292
2025 Fund	206,723	2055 Fund	203,471
2030 Fund	207,192

Any fees waived and expenses borne by the Adviser from August 1, 2015 through January 5, 2016 are subject to repayment by the Funds until July 31, 2019; such waivers that are subject to repayment amounted to:

Multi-Manager Select Fund	Amount	Fund	Amount
Retirement Allocation Fund	$148,582	2035 Fund	$140,240
2010 Fund	149,220	2040 Fund	135,952
2015 Fund	149,516	2045 Fund	138,850
2020 Fund	143,920	2050 Fund	144,451

122 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

Multi-Manager Select Fund	Amount	Fund	Amount
2025 Fund	$145,154	2055 Fund	$144,775
2030 Fund	138,748

In any case, no repayment will be made that would cause the Funds’ total annual operating expenses to exceed the net fee percentages set forth per the Expense Caps in effect at the time of the fee waiver/bearing of expenses or at the time of the potential repayment.

The Funds compensate AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Funds. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. For the six months ended January 31, 2018, such compensation retained by ABIS was as follows:

Multi-Manager Select Fund	Amount	Multi-Manager Select Fund	Amount
Retirement Allocation Fund	$8,985	2035 Fund	$25,385
2010 Fund	8,985	2040 Fund	16,858
2015 Fund	10,933	2045 Fund	14,574
2020 Fund	22,993	2050 Fund	8,880
2025 Fund	35,753	2055 Fund	8,880
2030 Fund	26,638

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Funds’ shares. The Distributor has advised the Funds that it has retained front-end sales charges from the sale of Class A shares and received contingent deferred sales charges imposed upon redemptions by shareholders of Class A and Class C shares for each Fund for the six months ended January 31, 2018 as follows:

	Front-End Sales Charges	Contingent Deferred Sales Charges
Multi-Manager Select Fund	Class A	Class A			Class C
Retirement Allocation Fund	$1	$	– 0	–	$	– 0	–
2010 Fund	44		– 0	–		– 0	–
2015 Fund	144		51			– 0	–
2020 Fund	455		5			– 0	–
2025 Fund	1,311		2			12
2030 Fund	291		49			– 0	–
2035 Fund	450		36			284
2040 Fund	124		137			– 0	–
2045 Fund	124		137			– 0	–
2050 Fund	133		48			28
2055 Fund	75		52			215

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 123

NOTES TO FINANCIAL STATEMENTS (continued)

The Funds may invest in AB Government Money Market Portfolio (the “Government Money Market Portfolio”) which has a contractual annual advisory fee rate of ..20% of the portfolio’s average daily net assets and bears its own expenses. In connection with the investment by the Funds in the Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Funds in an amount equal to each Fund’s pro rata share of the effective advisory fee of Government Money Market Portfolio, as borne indirectly by the Funds as an acquired fund fee and expense. For the six months ended January 31, 2018, such waivers amounted to:

Multi-Manager Select Fund	Amount	Multi-Manager Select Fund	Amount
Retirement Allocation Fund	$54	2035 Fund	$629
2010 Fund	71	2040 Fund	354
2015 Fund	196	2045 Fund	299
2020 Fund	368	2050 Fund	135
2025 Fund	608	2055 Fund	139
2030 Fund	520

A summary of the Funds’ transactions in AB mutual funds for the six months ended January 31, 2018 is as follows:

Multi-Manager Select Retirement Allocation Fund
Distributions
Fund	Market Value 7/31/17 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./(Depr.) (000)	Market Value 1/31/18 (000)	Dividend Income (000)	Realized Gains (000)
Government Money Market Portfolio	$178	$3,021	$3,172	$	– 0	–	$	– 0	–	$27	$0	*	$	– 0	–
AB All Market Real Return Portfolio	245	135	47	5	17	355	12	– 0	–
AB Bond Inflation Strategy	570	315	70	3	(7)	811	7	– 0	–
AB Concentrated Growth Fund	96	23	126	23	(16)	– 0	–	– 0	–	– 0	–
AB Discovery Value Fund, Inc.	– 0	–	118	– 0	–	– 0	–	(4)	114	1	7
AB Global Bond Fund, Inc.	191	527	19	0	*	(6)	693	5	– 0	–
AB Global Real Estate Investment Fund II	334	105	212	12	(7)	232	10	– 0	–
AB High Income Fund, Inc.	238	82	82	5	(8)	235	8	– 0	–
AB Intermediate Bond Portfolio	758	391	100	2	(13)	1,038	11	– 0	–
AB Relative Value Fund	381	118	284	41	(17)	239	7	18
AB Unconstrained Bond Fund, Inc.	282	105	33	1	(3)	352	3	– 0	–

Total	$92	$(64)	$4,096	$64	$25

*	Amount is less than $500.

124 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

Multi-Manager Select 2010 Fund
Distributions
Fund	Market Value 7/31/17 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./(Depr.) (000)	Market Value 1/31/18 (000)	Dividend Income (000)	Realized Gains (000)
Government Money Market Portfolio	$218	$5,232	$5,345	$	– 0	–	$	– 0	–	$105	$1	$	– 0	–
AB All Market Real Return Portfolio	399	138	65	7	29	508	18	– 0	–
AB Bond Inflation Strategy	1,063	619	118	4	(15)	1,553	15	– 0	–
AB Discovery Growth Fund, Inc.	– 0	–	175	7	0	*	3	171	– 0	–	10
AB Discovery Value Fund, Inc.	– 0	–	176	– 0	–	– 0	–	(6)	170	1	10
AB Global Bond Fund, Inc.	530	568	58	1	(11)	1,030	10	– 0	–
AB Global Real Estate Investment Fund II	530	188	378	22	(14)	348	15	– 0	–
AB High Income Fund, Inc.	304	113	66	4	(8)	347	11	– 0	–
AB Intermediate Bond Portfolio	795	864	88	1	(17)	1,555	13	– 0	–
AB Relative Value Fund	533	203	433	63	(24)	342	10	28
AB Unconstrained Bond Fund, Inc.	261	105	17	1	(3)	347	3	– 0	–

Total	$103	$(66)	$6,476	$97	$48

*	Amount is less than $500.

Multi-Manager Select 2015 Fund
Distributions
Fund	Market Value 7/31/17 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./(Depr.) (000)	Market Value 1/31/18 (000)	Dividend Income (000)	Realized Gains (000)
Government Money Market Portfolio	$693	$8,503	$9,112	$	– 0	–	$	– 0	–	$84	$1	$	– 0	–
AB All Market Real Return Portfolio	1,291	690	302	23	86	1,788	61	– 0	–
AB Bond Inflation Strategy	3,356	1,236	560	22	(47)	4,007	40	– 0	–
AB Discovery Growth Fund, Inc.	– 0	–	465	16	(1)	8	456	– 0	–	27
AB Discovery Value Fund, Inc.	428	543	106	19	(6)	878	4	52
AB Global Bond Fund, Inc.	1,673	1,332	305	3	(28)	2,675	26	– 0	–
AB Global Real Estate Investment Fund II	1,694	235	1,084	89	(63)	871	41	– 0	–
AB High Income Fund, Inc.	1,695	377	264	23	(40)	1,791	58	– 0	–
AB Intermediate Bond Portfolio	2,102	1,435	384	4	(35)	3,122	30	– 0	–
AB Relative Value Fund	845	212	189	21	10	899	27	72
AB Unconstrained Bond Fund, Inc.	834	174	105	3	(9)	897	9	– 0	–

Total	$206	$(124)	$17,468	$297	$151

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 125

NOTES TO FINANCIAL STATEMENTS (continued)

Multi-Manager Select 2020 Fund
Distributions
Fund	Market Value 7/31/17 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./(Depr.) (000)	Market Value 1/31/18 (000)	Dividend Income (000)	Realized Gains (000)
Government Money Market Portfolio	$1,553	$12,136	$13,367	$	– 0	–	$	– 0	–	$322	$1	$	– 0	–
AB All Market Real Return Portfolio	2,814	1,300	352	23	211	3,996	131	– 0	–
AB Bond Inflation Strategy	5,639	947	548	21	(58)	6,001	61	– 0	–
AB Discovery Growth Fund, Inc.	– 0	–	1,037	28	(1)	20	1,028	– 0	–	57
AB Discovery Value Fund, Inc.	930	2,213	152	20	(31)	2,980	14	168
AB Global Bond Fund, Inc.	2,794	2,525	260	3	(45)	5,017	43	– 0	–
AB Global Real Estate Investment Fund II	3,738	390	1,240	95	(65)	2,918	124	– 0	–
AB High Income Fund, Inc.	4,691	790	406	24	(69)	5,030	154	– 0	–
AB Intermediate Bond Portfolio	4,699	1,849	451	4	(66)	6,035	60	– 0	–
AB Relative Value Fund	4,665	370	3,356	526	(235)	1,970	59	158
AB Unconstrained Bond Fund, Inc.	951	1,128	103	3	(5)	1,974	13	– 0	–

Total	$718	$(343)	$37,271	$660	$383

Multi-Manager Select 2025 Fund
Distributions
Fund	Market Value 7/31/17 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./(Depr.) (000)	Market Value 1/31/18 (000)	Dividend Income (000)	Realized Gains (000)
Government Money Market Portfolio	$2,693	$21,071	$23,764	$	– 0	–	$	– 0	–	$	– 0	–	$4	$	– 0	–
AB All Market Real Return Portfolio	2,727	1,846	375	42	210	4,450	154	– 0	–
AB Bond Inflation Strategy	3,938	625	127	2	(30)	4,408	46	– 0	–
AB Concentrated Growth Fund	3,943	383	4,573	776	(529)	– 0	–	– 0	–	– 0	–
AB Discovery Growth Fund, Inc.	1,312	1,751	325	67	153	2,958	– 0	–	179
AB Discovery Value Fund, Inc.	1,301	3,423	293	42	(54)	4,419	21	260
AB Global Bond Fund, Inc.	3,941	2,135	140	2	(58)	5,880	60	– 0	–
AB Global Real Estate Investment Fund II	6,622	908	1,681	131	(86)	5,894	258	– 0	–
AB High Income Fund, Inc.	7,949	1,359	313	18	(104)	8,909	285	– 0	–
AB Intermediate Bond Portfolio	3,957	5,109	193	(2)	(78)	8,793	68	– 0	–
AB Relative Value Fund	7,941	1,180	5,192	844	(348)	4,425	138	372
AB Unconstrained Bond Fund, Inc.	– 0	–	1,461	– 0	–	– 0	–	5	1,466	5	– 0	–

Total	$1,922	$(919)	$51,602	$1,039	$811

126 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

Multi-Manager Select 2030 Fund
Distributions
Fund	Market Value 7/31/17 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./(Depr.) (000)	Market Value 1/31/18 (000)	Dividend Income (000)	Realized Gains (000)
Government Money Market Portfolio	$2,156	$18,323	$20,363	$	– 0	–	$	– 0	–	$116	$3	$	– 0	–
AB All Market Real Return Portfolio	1,010	1,377	117	14	99	2,383	79	– 0	–
AB Concentrated Growth Fund	3,004	286	3,477	637	(450)	– 0	–	– 0	–	– 0	–
AB Discovery Growth Fund, Inc.	989	1,376	47	3	167	2,488	– 0	–	137
AB Discovery Value Fund, Inc.	2,013	1,658	216	32	66	3,553	16	200
AB Global Bond Fund, Inc.	3,024	595	78	1	(38)	3,504	42	– 0	–
AB Global Real Estate Investment Fund II	4,118	638	1,218	108	(74)	3,572	149	– 0	–
AB High Income Fund, Inc.	6,143	2,550	302	27	(88)	8,330	233	– 0	–
AB Intermediate Bond Portfolio	3,039	4,292	188	(3)	(60)	7,080	52	– 0	–
AB Relative Value Fund	10,180	2,011	4,224	595	(84)	8,478	246	664
AB Unconstrained Bond Fund, Inc.	– 0	–	1,181	– 0	–	– 0	–	4	1,185	4	– 0	–

Total	$1,414	$(458)	$40,689	$824	$1,001

Multi-Manager Select 2035 Fund
Distributions
Fund	Market Value 7/31/17 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./(Depr.) (000)	Market Value 1/31/18 (000)	Dividend Income (000)	Realized Gains (000)
Government Money Market Portfolio	$1,004	$18,673	$19,076	$	– 0	–	$	– 0	–	$601	$4	$	– 0	–
AB All Market Real Return Portfolio	910	1,343	94	7	97	2,263	73	– 0	–
AB Concentrated Growth Fund	4,508	637	5,431	894	(608)	– 0	–	– 0	–	– 0	–
AB Discovery Growth Fund, Inc.	903	2,514	105	27	155	3,494	– 0	–	190
AB Discovery Value Fund, Inc.	1,823	1,621	130	10	71	3,395	15	189
AB Global Bond Fund, Inc.	– 0	–	2,210	791	1	(8)	1,412	7	– 0	–
AB Global Real Estate Investment Fund II	3,639	1,141	148	11	(5)	4,638	182	– 0	–
AB High Income Fund, Inc.	5,500	1,628	1,340	114	(175)	5,727	188	– 0	–
AB Intermediate Bond Portfolio	1,833	1,275	853	(7)	(17)	2,231	26	– 0	–
AB Relative Value Fund	10,994	2,176	8,187	1,270	(524)	5,729	164	441

Total	$2,327	$(1,014)	$29,490	$659	$820

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 127

NOTES TO FINANCIAL STATEMENTS (continued)

Multi-Manager Select 2040 Fund
Distributions
Fund	Market Value 7/31/17 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./(Depr.) (000)	Market Value 1/31/18 (000)	Dividend Income (000)	Realized Gains (000)
Government Money Market Portfolio	$1,204	$12,226	$13,430	$	– 0	–	$	– 0	–	$	– 0	–	$2	$	– 0	–
AB All Market Real Return Portfolio	– 0	–	722	– 0	–	– 0	–	19	741	25	– 0	–
AB Concentrated Growth Fund	5,165	478	5,954	1,085	(774)	– 0	–	– 0	–	– 0	–
AB Discovery Growth Fund, Inc.	627	1,592	146	41	77	2,191	– 0	–	128
AB Discovery Value Fund, Inc.	1,932	456	351	41	81	2,159	10	125
AB Global Bond Fund, Inc.	– 0	–	1,449	543	1	(5)	902	5	– 0	–
AB Global Real Estate Investment Fund II	1,938	439	175	6	(1)	2,207	91	– 0	–
AB High Income Fund, Inc.	634	63	689	27	(35)	– 0	–	13	– 0	–
AB Intermediate Bond Portfolio	1,287	825	619	(5)	(10)	1,478	18	– 0	–
AB Relative Value Fund	9,672	1,675	6,866	1,027	(427)	5,081	154	416

Total	$2,223	$(1,075)	$14,759	$318	$669

Multi-Manager Select 2045 Fund
Distributions
Fund	Market Value 7/31/17 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./(Depr.) (000)	Market Value 1/31/18 (000)	Dividend Income (000)	Realized Gains (000)
Government Money Market Portfolio	$252	$10,337	$10,013	$	– 0	–	$	– 0	–	$576	$1	$	– 0	–
AB Concentrated Growth Fund	4,309	436	5,008	906	(643)	– 0	–	– 0	–	– 0	–
AB Discovery Growth Fund, Inc.	– 0	–	1,939	31	0	*	33	1,941	– 0	–	110
AB Discovery Value Fund, Inc.	1,619	978	163	18	65	2,517	11	141
AB Global Bond Fund, Inc.	– 0	–	845	458	1	(2)	386	3	– 0	–
AB Global Real Estate Investment Fund II	1,641	371	81	3	(1)	1,933	77	– 0	–
AB Intermediate Bond Portfolio	1,500	177	1,283	(1)	(9)	384	16	– 0	–
AB Relative Value Fund	8,728	1,447	6,266	938	(377)	4,470	129	348

Total	$1,865	$(934)	$12,207	$237	$599

*	Amount is less than $500.

128 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

Multi-Manager Select 2050 Fund
													Distributions
Fund	Market Value 7/31/17 (000)		Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)			Change in Unrealized Appr./(Depr.) (000)			Market Value 1/31/18 (000)		Dividend Income (000)		Realized Gains (000)
Government Money Market Portfolio	$113		$4,106	$4,189	$	– 0	–	$	– 0	–	$30		$(43)		$	– 0	–
AB Concentrated Growth Fund	1,950		231	2,293		375			(263)		– 0	–	– 0	–		– 0	–
AB Discovery Growth Fund, Inc.	– 0	–	745	14		(1)			13		743		43			43
AB Discovery Value Fund, Inc.	651		440	122		14			15		998		5			56
AB Global Bond Fund, Inc.	– 0	–	339	179		0	*		(1)		159		1			– 0	–
AB Global Real Estate Investment Fund II	654		181	81		2			0	*	756		30			– 0	–
AB Intermediate Bond Portfolio	603		96	537		0	*		(4)		158		6			– 0	–
AB Relative Value Fund	3,279		539	2,274		342			(151)		1,735		51			136

Total						$732			$(391)		$4,579		$93			$235

*	Amount is less than $500.

Multi-Manager Select 2055 Fund
Distributions
Fund	Market Value 7/31/17 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./(Depr.) (000)	Market Value 1/31/18 (000)	Dividend Income (000)	Realized Gains (000)
Government Money Market Portfolio	$170	$3,501	$3,607	$	– 0	–	$	– 0	–	$64	$1	$	– 0	–
AB Concentrated Growth Fund	2,289	277	2,702	426	(290)	– 0	–	– 0	–	– 0	–
AB Discovery Growth Fund, Inc.	– 0	–	940	66	(3)	20	891	– 0	–	51
AB Discovery Value Fund, Inc.	757	439	74	8	29	1,159	5	66
AB Global Bond Fund, Inc.	– 0	–	243	99	0	*	(1)	143	1	– 0	–
AB Global Real Estate Investment Fund II	760	218	83	2	(1)	896	36	– 0	–
AB Intermediate Bond Portfolio	700	95	649	(1)	(3)	142	7	– 0	–
AB Relative Value Fund	3,827	639	2,622	402	(170)	2,076	61	164

Total	$834	$(416)	$5,371	$111	$281

*	Amount is less than $500.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 129

NOTES TO FINANCIAL STATEMENTS (continued)

Brokerage commissions paid on investment transactions and brokerage commissions paid to Sanford C. Bernstein & Co. LLC and Sanford C. Bernstein Limited, affiliates of the Adviser, for the six months ended January 31, 2018 were as follows:

Multi-Manager Select Fund	Total Commissions	Sanford C. Bernstein & Co. LLC			Sanford C. Bernstein Limited
Retirement Allocation Fund	$435	$	– 0	–	$	– 0	–
2010 Fund	721		– 0	–		– 0	–
2015 Fund	2,157		– 0	–		– 0	–
2020 Fund	3,216		– 0	–		– 0	–
2025 Fund	5,530		– 0	–		– 0	–
2030 Fund	4,406		– 0	–		– 0	–
2035 Fund	3,695		– 0	–		– 0	–
2040 Fund	2,710		– 0	–		– 0	–
2045 Fund	1,671		– 0	–		– 0	–
2050 Fund	875		– 0	–		– 0	–
2055 Fund	760		– 0	–		– 0	–

NOTE C

Distribution Services Agreement

The Funds have adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Funds pay distribution and servicing fees to the Distributor at an annual rate of up to .25% of each Fund’s average daily net assets attributable to Class A shares and 1% of each Fund’s average daily net assets attributable to Class C shares, .50% of each Fund’s average daily net assets attributable to Class R shares and .25% of each Fund’s average daily net assets attributable to Class K shares. There are no distribution and servicing fees on the Advisor Class, Class I and Class Z shares.

The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

Since the commencement of the Funds’ operations, the Distributor has incurred expenses in excess of the distribution costs eligible to be reimbursed by each Fund for Class C, Class R and Class K as follows:

Multi-Manager Select Fund	Class C		Class R	Class K
Retirement Allocation Fund	$440		$267	$	– 0	–
2010 Fund	– 0	–	2,352		– 0	–
2015 Fund	3,116		1,834		– 0	–
2020 Fund	4,369		11,155		– 0	–
2025 Fund	4,634		14,160		115
2030 Fund	2,272		9,694		22,534
2035 Fund	3,372		8,219		7,785

130 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

Multi-Manager Select Fund	Class C		Class R	Class K
2040 Fund	$2,372		$6,022	$700
2045 Fund	7,819		10,712	7,819
2050 Fund	– 0	–	2,059	711
2055 Fund	491		1,080	6,169

While such costs may be recovered from the Funds in future periods so long as the Agreement is in effect, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Funds’ shares.

NOTE D

Investment Transactions

Purchases and sales of investments in the Underlying Portfolios for the six months ended January 31, 2018 were as follows:

Multi-Manager Select Fund	Purchases	Sales
Retirement Allocation Fund	$6,942,705	$5,103,294
2010 Fund	10,299,542	7,092,387
2015 Fund	23,145,619	22,977,074
2020 Fund	41,689,755	41,059,836
2025 Fund	71,958,063	66,010,005
2030 Fund	60,327,825	49,443,695
2035 Fund	61,414,924	46,863,632
2040 Fund	40,921,816	38,744,554
2045 Fund	33,483,120	29,393,319
2050 Fund	13,763,325	12,871,223
2055 Fund	15,587,065	13,872,045

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

	Gross Unrealized		Net Unrealized Appreciation
Fund	Appreciation	(Depreciation)
AB Multi-Manager Select Retirement Allocation Fund	$404,825	$(64,627)	$340,198
AB Multi-Manager Select 2010 Fund	865,346	(60,432)	804,914
AB Multi-Manager Select 2015 Fund	3,034,536	(87,923)	2,946,613
AB Multi-Manager Select 2020 Fund	7,672,948	(174,289)	7,498,659
AB Multi-Manager Select 2025 Fund	12,781,475	(239,000)	12,542,475
AB Multi-Manager Select 2030 Fund	11,339,306	(150,008)	11,189,298
AB Multi-Manager Select 2035 Fund	11,884,652	(29,988)	11,854,664
AB Multi-Manager Select 2040 Fund	7,743,313	(19,221)	7,724,092
AB Multi-Manager Select 2045 Fund	7,329,637	(7,053)	7,322,584
AB Multi-Manager Select 2050 Fund	2,666,368	(2,649)	2,663,719
AB Multi-Manager Select 2055 Fund	3,227,778	(2,480)	3,225,298

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 131

NOTES TO FINANCIAL STATEMENTS (continued)

1. Currency Transactions

A Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis through its investments in an Underlying Portfolio. A Fund or an Underlying Portfolio may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. A Fund or an Underlying Portfolio may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Funds or the Underlying Portfolio and do not present attractive investment opportunities. Such transactions may also be used when the Adviser or an Underlying Portfolio’s investment adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. A Fund or an Underlying Portfolio may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E

Capital Stock

Each class consists of 1,000,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	AB Multi-Manager Select Retirement Allocation Fund
	Shares			Amount
	Six Months Ended January 31, 2018 (unaudited)	Year Ended July 31, 2017		Six Months Ended January 31, 2018 (unaudited)	Year Ended July 31, 2017

Class A
Shares sold	4,914	3,018		$54,362	$32,094

Shares issued in reinvestment of dividends and distributions	318	– 0	–	3,562	– 0	–

Shares redeemed	(45)	(17,180)		(517)	(177,975)

Net increase (decrease)	5,187	(14,162)		$57,407	$(145,881)

Class C
Shares sold	1,535	6,701		$16,669	$68,616

Shares issued in reinvestment of dividends and distributions	104	– 0	–	1,133	– 0	–

Shares redeemed	(6,287)	(1,629)		(68,968)	(16,704)

Net increase (decrease)	(4,648)	5,072		$(51,166)	$51,912

132 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

AB Multi-Manager Select Retirement Allocation Fund
Shares	Amount
Six Months Ended January 31, 2018 (unaudited)	Year Ended July 31, 2017	Six Months Ended January 31, 2018 (unaudited)	Year Ended July 31, 2017

Advisor Class
Shares sold	332	259	$3,735	$2,770

Shares issued in reinvestment of dividends and distributions	14	– 0	–	163	– 0	–

Shares redeemed	(32)	(65)	(366)	(689)

Net increase	314	194	$3,532	$2,081

Class R
Shares sold	39,460	1,910	$418,042	$19,411

Shares issued in reinvestment of dividends and distributions	1,187	57	12,439	569

Shares redeemed	(3,563)	(3,611)	(37,665)	(36,318)

Net increase (decrease)	37,084	(1,644)	$392,816	$(16,338)

Class K
Shares sold	274,321	144,712	$2,913,411	$1,469,367

Shares issued in reinvestment of dividends and distributions	28,109	15,808	295,707	156,811

Shares redeemed	(51,522)	(226,516)	(549,821)	(2,314,088)

Net increase (decrease)	250,908	(65,996)	$2,659,297	$(687,910)

Class I
Shares sold	1,878	41,259	$19,807	$422,484

Shares issued in reinvestment of dividends and distributions	6	1,714	67	17,035

Shares redeemed	(100,495)	(7,995)	(1,064,867)	(81,885)

Net increase (decrease)	(98,611)	34,978	$(1,044,993)	$357,634

Class Z
Shares sold	– 0	–	10	$	– 0	–	$100

Shares issued in reinvestment of dividends and distributions	0	(a)	0	(a)	4	2

Net increase	0	10	$4	$102

(a)	Amount is less than one share.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 133

NOTES TO FINANCIAL STATEMENTS (continued)

	AB Multi-Manager Select 2010 Fund
	Shares			Amount
	Six Months Ended January 31, 2018 (unaudited)		Year Ended July 31, 2017	Six Months Ended January 31, 2018 (unaudited)			Year Ended July 31, 2017

Class A
Shares sold	3,842		11,547		$44,021		$123,292

Shares issued in reinvestment of dividends and distributions	819		132		9,148		1,376

Shares converted from Class C	– 0	–	270		– 0	–	2,929

Shares redeemed	(1,628)		(38,140)		(18,501)		(399,782)

Net increase (decrease)	3,033		(26,191)		$34,668		$(272,185)

Class C
Shares sold	226		3,101		$2,551		$32,279

Shares issued in reinvestment of dividends and distributions	330		31		3,654		321

Shares converted to Class A	– 0	–	(274)		– 0	–	(2,929)

Shares redeemed	(785)		(102)		(8,812)		(1,070)

Net increase (decrease)	(229)		2,756		$(2,607)		$28,601

Advisor Class
Shares sold	– 0	–	1,979	$	– 0	–	$21,000

Shares issued in reinvestment of dividends and distributions	2,538		1,214		28,145		12,518

Shares redeemed	(2,915)		(941)		(33,323)		(10,000)

Net increase (decrease)	(377)		2,252		$(5,178)		$23,518

Class R
Shares sold	2,298		4,753		$24,764		$48,703

Shares issued in reinvestment of dividends and distributions	1,541		1,265		16,363		12,595

Shares redeemed	(1,466)		(30,330)		(16,039)		(317,523)

Net increase (decrease)	2,373		(24,312)		$25,088		$(256,225)

134 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

	AB Multi-Manager Select 2010 Fund
	Shares				Amount
	Six Months Ended January 31, 2018 (unaudited)		Year Ended July 31, 2017		Six Months Ended January 31, 2018 (unaudited)			Year Ended July 31, 2017

Class K
Shares sold	495,775		276,887			$5,324,840		$2,839,354

Shares issued in reinvestment of dividends and distributions	63,664		26,569			674,206		264,629

Shares redeemed	(210,010)		(520,319)			(2,261,846)		(5,313,915)

Net increase (decrease)	349,429		(216,863)			$3,737,200		$(2,209,932)

Class I
Shares sold	718		3,774			$7,630		$38,367

Shares issued in reinvestment of dividends and distributions	201		35			2,129		344

Shares redeemed	(764)		0	(a)		(8,191)		(1)

Net increase	155		3,809			$1,568		$38,710

Class Z
Shares sold	– 0	–	10		$	– 0	–	$99

Shares issued in reinvestment of dividends and distributions	1		0	(a)		6		3

Shares redeemed	– 0	–	0	(a)		– 0	–	(1)

Net increase	1		10			$6		$101

(a)	Amount is less than one share.

	AB Multi-Manager Select 2015 Fund
	Shares			Amount
	Six Months Ended January 31, 2018 (unaudited)		Year Ended July 31, 2017	Six Months Ended January 31, 2018 (unaudited)		Year Ended July 31, 2017

Class A
Shares sold	6,414		19,374	$72,321		$204,353

Shares issued in reinvestment of dividends and distributions	6,864		4,202	74,606		42,978

Shares converted from Class C	– 0	–	3,894	– 0	–	41,704

Shares redeemed	(20,665)		(170,793)	(228,984)		(1,772,945)

Net decrease	(7,387)		(143,323)	$(82,057)		$(1,483,910)

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 135

NOTES TO FINANCIAL STATEMENTS (continued)

AB Multi-Manager Select 2015 Fund
Shares	Amount
Six Months Ended January 31, 2018 (unaudited)	Year Ended July 31, 2017	Six Months Ended January 31, 2018 (unaudited)	Year Ended July 31, 2017

Class C
Shares sold	58	2,915	$640	$30,530

Shares issued in reinvestment of dividends and distributions	1,925	784	20,850	7,982

Shares converted to Class A	– 0	–	(3,920)	– 0	–	(41,704)

Shares redeemed	(11,688)	(1,213)	(127,869)	(12,738)

Net decrease	(9,705)	(1,434)	$(106,379)	$(15,930)

Advisor Class
Shares sold	122	240	$1,386	$2,573

Shares issued in reinvestment of dividends and distributions	372	161	4,095	1,664

Net increase	494	401	$5,481	$4,237

Class R
Shares sold	1,352	2,945	$14,794	$30,517

Shares issued in reinvestment of dividends and distributions	2,208	818	23,495	8,200

Shares redeemed	(166)	(3,392)	(1,799)	(35,122)

Net increase	3,394	371	$36,490	$3,595

Class K
Shares sold	747,147	639,497	$8,151,873	$6,618,689

Shares issued in reinvestment of dividends and distributions	212,797	96,811	2,266,289	970,047

Shares redeemed	(734,636)	(1,254,954)	(8,106,912)	(12,946,470)

Net increase (decrease)	225,308	(518,646)	$2,311,250	$(5,357,734)

Class I
Shares sold	932	25,491	$10,076	$262,853

Shares issued in reinvestment of dividends and distributions	772	1,620	8,234	16,250

Shares redeemed	(36,825)	(30,233)	(400,661)	(307,519)

Net decrease	(35,121)	(3,122)	$(382,351)	$(28,416)

136 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

	AB Multi-Manager Select 2015 Fund
	Shares				Amount
	Six Months Ended January 31, 2018 (unaudited)		Year Ended July 31, 2017		Six Months Ended January 31, 2018 (unaudited)			Year Ended July 31, 2017

Class Z
Shares sold	– 0	–	13		$	– 0	–	$131

Shares issued in reinvestment of dividends and distributions	1		0	(a)		8		3

Net increase	1		13			$8		$134

(a)	Amount is less than one share.

	AB Multi-Manager Select 2020 Fund
	Shares			Amount
	Six Months Ended January 31, 2018 (unaudited)		Year Ended July 31, 2017	Six Months Ended January 31, 2018 (unaudited)		Year Ended July 31, 2017

Class A
Shares sold	25,575		45,084	$292,962		$474,554

Shares issued in reinvestment of dividends and distributions	19,918		10,199	222,285		104,849

Shares converted from Class C	– 0	–	9,433	– 0	–	102,063

Shares redeemed	(71,782)		(392,338)	(822,736)		(4,092,506)

Net decrease	(26,289)		(327,622)	$(307,489)		$(3,411,040)

Class C
Shares sold	8,118		42,959	$92,343		$453,426

Shares issued in reinvestment of dividends and distributions	5,314		2,035	58,886		20,776

Shares converted to Class A	– 0	–	(9,530)	– 0	–	(102,063)

Shares redeemed	(40,950)		(16,030)	(461,027)		(166,636)

Net increase (decrease)	(27,518)		19,434	$(309,798)		$205,503

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 137

NOTES TO FINANCIAL STATEMENTS (continued)

	AB Multi-Manager Select 2020 Fund
	Shares				Amount
	Six Months Ended January 31, 2018 (unaudited)		Year Ended July 31, 2017		Six Months Ended January 31, 2018 (unaudited)			Year Ended July 31, 2017

Advisor Class
Shares sold	1,335		3,366			$15,243		$35,963

Shares issued in reinvestment of dividends and distributions	1,058		494			11,815		5,082

Shares redeemed	(3,457)		(1,173)			(39,469)		(12,355)

Net increase (decrease)	(1,064)		2,687			$(12,411)		$28,690

Class R
Shares sold	61,277		19,556			$680,174		$202,316

Shares issued in reinvestment of dividends and distributions	12,382		3,652			135,215		36,811

Shares redeemed	(245)		(62,862)			(2,721)		(650,287)

Net increase (decrease)	73,414		(39,654)			$812,668		$(411,160)

Class K
Shares sold	1,016,206		2,551,822			$11,491,593		$26,644,803

Shares issued in reinvestment of dividends and distributions	396,214		167,630			4,334,579		1,691,387

Shares redeemed	(927,108)		(2,265,517)			(10,310,864)		(23,770,610)

Net increase	485,312		453,935			$5,515,308		$4,565,580

Class I
Shares sold	1,554		46,558			$17,021		$484,587

Shares issued in reinvestment of dividends and distributions	75		6,003			839		60,570

Shares redeemed	(196,934)		(84,230)			(2,170,215)		(878,024)

Net decrease	(195,305)		(31,669)			$(2,152,355)		$(332,867)

Class Z
Shares sold	– 0	–	10		$	– 0	–	$100

Shares issued in reinvestment of dividends and distributions	1		– 0	–		7		3

Shares redeemed	– 0	–	– 0	–		– 0	–	(2)

Net increase	1		10			$7		$101

138 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

	AB Multi-Manager Select 2025 Fund
	Shares			Amount
	Six Months Ended January 31, 2018 (unaudited)		Year Ended July 31, 2017	Six Months Ended January 31, 2018 (unaudited)		Year Ended July 31, 2017

Class A
Shares sold	40,326		78,998	$469,412		$838,142

Shares issued in reinvestment of dividends and distributions	18,648		8,139	214,064		84,079

Shares converted from Class C	– 0	–	22,819	– 0	–	249,408

Shares redeemed	(26,419)		(532,894)	(304,891)		(5,527,675)

Net increase (decrease)	32,555		(422,938)	$378,585		$(4,356,046)

Class C
Shares sold	13,070		8,246	$152,216		$86,192

Shares issued in reinvestment of dividends and distributions	2,105		1,554	24,023		15,935

Shares converted to Class A	– 0	–	(23,029)	– 0	–	(249,408)

Shares redeemed	(7,193)		(9,359)	(83,339)		(99,125)

Net increase (decrease)	7,982		(22,588)	$92,900		$(246,406)

Advisor Class
Shares sold	7,113		7,513	$83,998		$80,325

Shares issued in reinvestment of dividends and distributions	2,800		1,276	32,181		13,176

Shares redeemed	(212)		(240)	(2,525)		(2,525)

Net increase	9,701		8,549	$113,654		$90,976

Class R
Shares sold	68,210		30,783	$768,813		$318,266

Shares issued in reinvestment of dividends and distributions	13,505		6,198	151,386		62,598

Shares redeemed	(26,423)		(52,736)	(303,912)		(552,728)

Net increase (decrease)	55,292		(15,755)	$616,287		$(171,864)

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 139

NOTES TO FINANCIAL STATEMENTS (continued)

	AB Multi-Manager Select 2025 Fund
	Shares			Amount
	Six Months Ended January 31, 2018 (unaudited)		Year Ended July 31, 2017	Six Months Ended January 31, 2018 (unaudited)			Year Ended July 31, 2017

Class K
Shares sold	1,785,064		2,401,295		$20,175,430		$25,106,311

Shares issued in reinvestment of dividends and distributions	525,905		264,312		5,911,168		2,674,836

Shares redeemed	(1,370,731)		(2,191,060)		(15,670,959)		(22,844,881)

Net increase	940,238		474,547		$10,415,639		$4,936,266

Class I
Shares sold	59,551		120,028		$676,173		$1,255,986

Shares issued in reinvestment of dividends and distributions	2,943		7,279		33,171		73,738

Shares redeemed	(282,400)		(72,876)		(3,156,997)		(775,480)

Net increase (decrease)	(219,906)		54,431		$(2,447,653)		$554,244

Class Z
Shares sold	– 0	–	2,325	$	– 0	–	$23,812

Shares issued in reinvestment of dividends and distributions	113		69		1,280		699

Shares redeemed	(16)		(27)		(196)		(281)

Net increase	97		2,367		$1,084		$24,230

	AB Multi-Manager Select 2030 Fund
	Shares			Amount
	Six Months Ended January 31, 2018 (unaudited)		Year Ended July 31, 2017	Six Months Ended January 31, 2018 (unaudited)		Year Ended July 31, 2017

Class A
Shares sold	112,846		76,367	$1,344,010		$823,423

Shares issued in reinvestment of dividends and distributions	28,449		10,346	332,574		108,009

Shares converted from Class C	– 0	–	21,985	– 0	–	244,695

Shares redeemed	(33,649)		(408,189)	(402,871)		(4,264,323)

Net increase (decrease)	107,646		(299,491)	$1,273,713		$(3,088,196)

140 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

AB Multi-Manager Select 2030 Fund
Shares	Amount
Six Months Ended January 31, 2018 (unaudited)	Year Ended July 31, 2017	Six Months Ended January 31, 2018 (unaudited)	Year Ended July 31, 2017

Class C
Shares sold	4,957	25,606	$58,251	$275,799

Shares issued in reinvestment of dividends and distributions	2,941	1,730	34,208	17,921

Shares converted to Class A	– 0	–	(22,205)	– 0	–	(244,695)

Shares redeemed	(18,858)	(9,311)	(225,605)	(95,516)

Net decrease	(10,960)	(4,180)	$(133,146)	$(46,491)

Advisor Class
Shares sold	2,835	18,422	$34,541	$209,002

Shares issued in reinvestment of dividends and distributions	4,309	1,882	50,462	19,670

Shares redeemed	(63)	(7,027)	(754)	(75,345)

Net increase	7,081	13,277	$84,249	$153,327

Class R
Shares sold	69,625	17,955	$803,261	$189,829

Shares issued in reinvestment of dividends and distributions	9,427	3,643	107,751	37,267

Shares redeemed	(3,712)	(88,038)	(43,893)	(926,840)

Net increase (decrease)	75,340	(66,440)	$867,119	$(699,744)

Class K
Shares sold	1,598,304	2,591,107	$18,583,353	$27,455,252

Shares issued in reinvestment of dividends and distributions	460,477	179,000	5,272,451	1,831,174

Shares redeemed	(832,944)	(1,853,202)	(9,679,941)	(19,445,912)

Net increase	1,225,837	916,905	$14,175,863	$9,840,514

Class I
Shares sold	17,964	254,944	$204,888	$2,695,053

Shares issued in reinvestment of dividends and distributions	7,583	9,528	87,052	97,564

Shares redeemed	(255,476)	(146,203)	(2,913,454)	(1,532,949)

Net increase (decrease)	(229,929)	118,269	$(2,621,514)	$1,259,668

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 141

NOTES TO FINANCIAL STATEMENTS (continued)

	AB Multi-Manager Select 2030 Fund
	Shares		Amount
	Six Months Ended January 31, 2018 (unaudited)	Year Ended July 31, 2017	Six Months Ended January 31, 2018 (unaudited)	Year Ended July 31, 2017

Class Z
Shares sold	499	408	$5,829	$4,417

Shares issued in reinvestment of dividends and distributions	47	3	535	32

Shares redeemed	(4)	(1)	(50)	(18)

Net increase	542	410	$6,314	$4,431

	AB Multi-Manager Select 2035 Fund
	Shares			Amount
	Six Months Ended January 31, 2018 (unaudited)		Year Ended July 31, 2017	Six Months Ended January 31, 2018 (unaudited)		Year Ended July 31, 2017

Class A
Shares sold	25,979		73,403	$314,011		$798,189

Shares issued in reinvestment of dividends and distributions	20,230		6,017	242,360		63,122

Shares converted from Class C	– 0	–	56,995	– 0	–	642,900

Shares redeemed	(24,199)		(432,477)	(293,957)		(4,517,850)

Net increase (decrease)	22,010		(296,062)	$262,414		$(3,013,639)

Class C
Shares sold	4,070		17,189	$48,775		$187,265

Shares issued in reinvestment of dividends and distributions	1,719		1,501	20,469		15,597

Shares converted to Class A	– 0	–	(57,711)	– 0	–	(642,900)

Shares redeemed	(8,468)		(1,365)	(103,469)		(14,910)

Net decrease	(2,679)		(40,386)	$(34,225)		$(454,948)

Advisor Class
Shares sold	5,343		2,418	$64,765		$27,278

Shares issued in reinvestment of dividends and distributions	2,685		1,024	32,251		10,774

Shares redeemed	(139)		(778)	(1,722)		(8,035)

Net increase	7,889		2,664	$95,294		$30,017

142 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

	AB Multi-Manager Select 2035 Fund
	Shares		Amount
	Six Months Ended January 31, 2018 (unaudited)	Year Ended July 31, 2017	Six Months Ended January 31, 2018 (unaudited)	Year Ended July 31, 2017

Class R
Shares sold	24,205	32,754	$286,986	$349,362

Shares issued in reinvestment of dividends and distributions	8,138	2,715	95,052	27,833

Shares redeemed	(7,153)	(22,736)	(86,010)	(245,295)

Net increase	25,190	12,733	$296,028	$131,900

Class K
Shares sold	1,801,135	2,349,873	$21,233,289	$25,115,267

Shares issued in reinvestment of dividends and distributions	424,374	128,224	4,969,416	1,316,862

Shares redeemed	(466,945)	(1,213,404)	(5,551,465)	(12,911,015)

Net increase	1,758,564	1,264,693	$20,651,240	$13,521,114

Class I
Shares sold	16,714	147,279	$192,759	$1,571,935

Shares issued in reinvestment of dividends and distributions	722	8,618	8,552	88,582

Shares redeemed	(369,640)	(83,851)	(4,287,582)	(893,859)

Net increase (decrease)	(352,204)	72,046	$(4,086,271)	$766,658

Class Z
Shares sold	396	1,005	$4,711	$10,768

Shares issued in reinvestment of dividends and distributions	51	12	596	123

Shares redeemed	(480)	(7)	(5,723)	(75)

Net increase (decrease)	(33)	1,010	$(416)	$10,816

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 143

NOTES TO FINANCIAL STATEMENTS (continued)

	AB Multi-Manager Select 2040 Fund
	Shares			Amount
	Six Months Ended January 31, 2018 (unaudited)		Year Ended July 31, 2017	Six Months Ended January 31, 2018 (unaudited)		Year Ended July 31, 2017

Class A
Shares sold	36,273		82,193	$443,348		$885,731

Shares issued in reinvestment of dividends and distributions	17,147		4,177	207,132		43,774

Shares converted from Class C	– 0	–	54,157	– 0	–	611,973

Shares redeemed	(50,687)		(452,420)	(630,691)		(4,694,831)

Net increase (decrease)	2,733		(311,893)	$19,789		$(3,153,353)

Class C
Shares sold	14,633		7,178	$176,215		$77,510

Shares issued in reinvestment of dividends and distributions	1,565		1,219	18,794		12,664

Shares converted to Class A	– 0	–	(54,787)	– 0	–	(611,973)

Shares redeemed	(6,325)		(1,151)	(76,097)		(12,108)

Net increase (decrease)	9,873		(47,541)	$118,912		$(533,907)

Advisor Class
Shares sold	2,594		14,047	$32,341		$152,018

Shares issued in reinvestment of dividends and distributions	1,756		652	21,284		6,843

Shares redeemed	(10)		(1,438)	(127)		(15,227)

Net increase	4,340		13,261	$53,498		$143,634

Class R
Shares sold	14,370		20,635	$170,576		$220,454

Shares issued in reinvestment of dividends and distributions	5,226		2,244	61,566		22,935

Shares redeemed	(34,137)		(11,954)	(416,941)		(127,178)

Net increase (decrease)	(14,541)		10,925	$(184,799)		$116,211

144 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

	AB Multi-Manager Select 2040 Fund
	Shares			Amount
	Six Months Ended January 31, 2018 (unaudited)		Year Ended July 31, 2017	Six Months Ended January 31, 2018 (unaudited)			Year Ended July 31, 2017

Class K
Shares sold	1,027,434		1,318,382		$12,180,223		$14,069,295

Shares issued in reinvestment of dividends and distributions	266,127		91,573		3,142,963		938,628

Shares redeemed	(680,113)		(1,323,891)		(8,150,740)		(13,948,811)

Net increase	613,448		86,064		$7,172,446		$1,059,112

Class I
Shares sold	15,294		120,587		$177,757		$1,294,331

Shares issued in reinvestment of dividends and distributions	1,173		5,708		13,927		58,567

Shares redeemed	(303,447)		(20,115)		(3,527,071)		(211,660)

Net increase (decrease)	(286,980)		106,180		$(3,335,387)		$1,141,238

Class Z
Shares sold	– 0	–	10	$	– 0	–	$100

Shares issued in reinvestment of dividends and distributions	2,849		1,214		33,614		12,454

Net increase	2,849		1,224		$33,614		$12,554

	AB Multi-Manager Select 2045 Fund
	Shares			Amount
	Six Months Ended January 31, 2018 (unaudited)		Year Ended July 31, 2017	Six Months Ended January 31, 2018 (unaudited)		Year Ended July 31, 2017

Class A
Shares sold	29,783		62,001	$370,031		$675,477

Shares issued in reinvestment of dividends and distributions	11,457		2,879	140,573		30,402

Shares converted from Class C	– 0	–	636	– 0	–	7,256

Shares redeemed	(19,024)		(302,467)	(233,244)		(3,155,362)

Net increase (decrease)	22,216		(236,951)	$277,360		$(2,442,227)

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 145

NOTES TO FINANCIAL STATEMENTS (continued)

AB Multi-Manager Select 2045 Fund
Shares	Amount
Six Months Ended January 31, 2018 (unaudited)	Year Ended July 31, 2017	Six Months Ended January 31, 2018 (unaudited)	Year Ended July 31, 2017

Class C
Shares sold	2,055	2,525	$25,236	$27,461

Shares issued in reinvestment of dividends and distributions	945	269	11,590	2,839

Shares converted to Class A	– 0	–	(639)	– 0	–	(7,256)

Shares redeemed	(195)	(6,683)	(2,450)	(73,537)

Net increase (decrease)	2,805	(4,528)	$34,376	$(50,493)

Advisor Class
Shares sold	627	118	$7,891	$1,339

Shares issued in reinvestment of dividends and distributions	93	29	1,157	310

Shares redeemed	0	(a)	(2,520)	(4)	(26,292)

Net increase (decrease)	720	(2,373)	$9,044	$(24,643)

Class R
Shares sold	17,946	37,859	$215,721	$402,526

Shares issued in reinvestment of dividends and distributions	9,163	3,079	109,129	31,651

Shares redeemed	(8,776)	(33,420)	(106,056)	(359,142)

Net increase	18,333	7,518	$218,794	$75,035

Class K
Shares sold	864,069	1,155,595	$10,375,048	$12,416,436

Shares issued in reinvestment of dividends and distributions	213,286	64,307	2,550,896	663,648

Shares redeemed	(337,075)	(698,967)	(4,116,072)	(7,450,461)

Net increase	740,280	520,935	$8,809,872	$5,629,623

Class I
Shares sold	7,509	125,071	$87,209	$1,346,651

Shares issued in reinvestment of dividends and distributions	832	5,476	10,030	56,509

Shares redeemed	(315,545)	(28,155)	(3,698,304)	(301,762)

Net increase (decrease)	(307,204)	102,392	$(3,601,065)	$1,101,398

146 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

	AB Multi-Manager Select 2045 Fund
	Shares		Amount
	Six Months Ended January 31, 2018 (unaudited)	Year Ended July 31, 2017	Six Months Ended January 31, 2018 (unaudited)	Year Ended July 31, 2017

Class Z
Shares sold	352	199	$4,272	$2,152

Shares issued in reinvestment of dividends and distributions	1,689	683	20,178	7,052

Shares redeemed	(2)	(1)	(26)	(14)

Net increase	2,039	881	$24,424	$9,190

(a)	Amount is less than one share.

	AB Multi-Manager Select 2050 Fund
	Shares			Amount
	Six Months Ended January 31, 2018 (unaudited)		Year Ended July 31, 2017	Six Months Ended January 31, 2018 (unaudited)		Year Ended July 31, 2017

Class A
Shares sold	10,341		33,577	$130,333		$370,952

Shares issued in reinvestment of dividends and distributions	3,374		362	42,183		3,875

Shares converted from Class C	– 0	–	462	– 0	–	5,355

Shares redeemed	(18,676)		(64,003)	(233,860)		(679,621)

Net decrease	(4,961)		(29,602)	$(61,344)		$(299,439)

Class C
Shares sold	963		2,476	$11,936		$27,259

Shares issued in reinvestment of dividends and distributions	212		23	2,618		239

Shares converted to Class A	– 0	–	(468)	– 0	–	(5,355)

Shares redeemed	(1,298)		(12)	(16,456)		(139)

Net increase (decrease)	(123)		2,019	$(1,902)		$22,004

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 147

NOTES TO FINANCIAL STATEMENTS (continued)

	AB Multi-Manager Select 2050 Fund
	Shares				Amount
	Six Months Ended January 31, 2018 (unaudited)		Year Ended July 31, 2017		Six Months Ended January 31, 2018 (unaudited)			Year Ended July 31, 2017

Advisor Class
Shares sold	179		3,765			$2,269		$42,601

Shares issued in reinvestment of dividends and distributions	429		61			5,387		661

Shares redeemed	– 0	–	(407)			(3)		(4,392)

Net increase	608		3,419			$7,653		$38,870

Class R
Shares sold	12,539		15,009			$151,215		$162,515

Shares issued in reinvestment of dividends and distributions	2,641		695			31,344		7,157

Shares redeemed	(12,780)		(6,490)			(154,246)		(70,150)

Net increase	2,400		9,214			$28,313		$99,522

Class K
Shares sold	405,285		632,437			$4,903,961		$6,772,015

Shares issued in reinvestment of dividends and distributions	100,433		25,796			1,194,145		266,212

Shares redeemed	(176,031)		(563,038)			(2,157,578)		(5,996,027)

Net increase	329,687		95,195			$3,940,528		$1,042,200

Class I
Shares sold	6,486		81,678			$75,988		$887,144

Shares issued in reinvestment of dividends and distributions	11		3,149			130		32,562

Shares redeemed	(208,797)		(19,511)			(2,459,626)		(211,394)

Net increase (decrease)	(202,300)		65,316			$(2,383,508)		$708,312

Class Z
Shares sold	– 0	–	10		$	– 0	–	$100

Shares issued in reinvestment of dividends and distributions	1		– 0	–		9		2

Net increase	1		10			$9		$102

148 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

	AB Multi-Manager Select 2055 Fund
	Shares		Amount
	Six Months Ended January 31, 2018 (unaudited)	Year Ended July 31, 2017	Six Months Ended January 31, 2018 (unaudited)	Year Ended July 31, 2017

Class A
Shares sold	14,994	50,854	$185,465	$569,577

Shares issued in reinvestment of dividends and distributions	3,507	354	43,478	3,750

Shares redeemed	(8,277)	(49,461)	(102,537)	(517,543)

Net increase	10,224	1,747	$126,406	$55,784

Class C
Shares sold	1,732	9,371	$21,115	$101,831

Shares issued in reinvestment of dividends and distributions	288	53	3,546	552

Shares redeemed	(9,678)	(37)	(121,422)	(405)

Net increase (decrease)	(7,658)	9,387	$(96,761)	$101,978

Advisor Class
Shares sold	416	2,195	$5,203	$23,841

Shares issued in reinvestment of dividends and distributions	1,864	420	23,397	4,503

Shares redeemed	(331)	(1,803)	(4,250)	(19,457)

Net increase	1,949	812	$24,350	$8,887

Class R
Shares sold	10,179	24,488	$121,944	$262,956

Shares issued in reinvestment of dividends and distributions	1,542	105	18,352	1,072

Shares redeemed	(1,950)	(3,155)	(23,624)	(33,041)

Net increase	9,771	21,438	$116,672	$230,987

Class K
Shares sold	382,042	798,664	$4,557,366	$8,556,644

Shares issued in reinvestment of dividends and distributions	97,987	28,354	1,168,980	290,631

Shares redeemed	(165,692)	(422,285)	(2,008,017)	(4,394,753)

Net increase	314,337	404,733	$3,718,329	$4,452,522

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 149

NOTES TO FINANCIAL STATEMENTS (continued)

	AB Multi-Manager Select 2055 Fund
	Shares		Amount
	Six Months Ended January 31, 2018 (unaudited)	Year Ended July 31, 2017	Six Months Ended January 31, 2018 (unaudited)	Year Ended July 31, 2017

Class I
Shares sold	7,756	94,682	$90,523	$1,019,512

Shares issued in reinvestment of dividends and distributions	197	2,333	2,376	23,982

Shares redeemed	(156,000)	(28,329)	(1,823,791)	(305,967)

Net increase (decrease)	(148,047)	68,686	$(1,730,892)	$737,527

Class Z
Shares sold	273	91	$3,300	$970

Shares issued in reinvestment of dividends and distributions	13	2	159	16

Shares redeemed	(66)	(265)	(764)	(2,780)

Net increase (decrease)	220	(172)	$2,695	$(1,794)

At January 31, 2018, certain shareholders of the Retirement Allocation Fund, 2010 Fund, 2015 Fund, 2020 Fund, 2025 Fund, 2030 Fund, 2035 Fund, 2040 Fund, 2045 Fund, 2050 Fund and 2055 Fund owned 92%, 79%, 83%, 75%, 78%, 75%, 77%, 72%, 72%, 71% and 73%, respectively, in aggregate of the Funds’ outstanding shares. Significant transactions by such shareholders, if any, may impact the Funds’ performance.

NOTE F

Risks Involved in Investing in the Funds

Allocation Risk—The allocation of investments among the Underlying Portfolios’ different investment styles, such as equity or debt securities, or U.S. or non-U.S. securities, may have a more significant effect on a Fund’s net asset value (“NAV”) when one of these investments is performing more poorly than the other. There is no assurance that allocation decisions will result in the desired effects. Subjective decisions made by the Adviser and/or Morningstar may cause the Funds to incur losses or to miss profit opportunities on which it might otherwise have capitalized. The limited universe of Underlying Portfolios and the requirement that a specified percentage of Fund assets be invested in AB mutual funds as noted above may adversely affect Fund performance.

150 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

Interest Rate Risk and Credit Risk—Interest rate risk is the risk that changes in interest rates will affect the value of the Funds’ investments in Underlying Portfolios that invest in fixed-income debt securities such as bonds or notes. Increases in interest rates may cause the value of the Funds’ investments to decline. Credit risk is the risk that the issuer or guarantor of a debt security, or the counterparty to a derivative contract, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. The degree of risk for a particular security may be reflected in its credit rating. Credit risk is greater for medium quality and lower-rated securities. Lower-rated debt securities and similar unrated securities (commonly known as “junk bonds”) have speculative elements or are predominantly speculative risks.

High Yield Debt Security Risk—Investments in fixed-income securities with ratings below investment grade, commonly known as “junk bonds”, tend to have a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the junk bond market generally and less secondary market liquidity.

Inflation Risk—This is the risk that the value of assets or income from the Funds’ investments in the Underlying Portfolios will be less in the future as inflation decreases the value of money. As inflation increases, the value of each Underlying Portfolio’s assets can decline as can the value of that Underlying Portfolio’s distributions.

Foreign (Non-U.S.) Risk—Investments in non-U.S. issuers by Underlying Portfolios may involve more risk than investments in U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Funds’ investments or reduce its returns.

Capitalization Risk—Investments in small- and mid-capitalization companies by Underlying Portfolios tend to be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies often have limited product lines, markets, or financial resources.

Derivatives Risk—The Underlying Portfolios may enter into derivative transactions such as forwards, options, futures and swaps. Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Underlying Portfolios, and subject to counterparty risk to a greater degree than more traditional investments.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 151

NOTES TO FINANCIAL STATEMENTS (continued)

Derivatives may result in significant losses, including losses that are far greater than the value of the derivatives reflected on the statement of assets and liabilities.

Leverage Risk—When an Underlying Portfolio borrows money or otherwise leverages its investments, its performance may be volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Underlying Portfolio’s investments. An Underlying Portfolio may create leverage through the use of reverse repurchase arrangements, forward currency exchange contracts, forward commitments, dollar rolls or futures or by borrowing money. The use of other types of derivative instruments by the Underlying Portfolios, such as options and swaps, may also result in a form of leverage. Leverage may result in higher returns to an Underlying Portfolio than if the Underlying Portfolio were not leveraged, but may also adversely affect returns, particularly if the market is declining.

Investment in Other Investment Companies Risk—As with other investments, investments in other investment companies, including ETFs, are subject to market and selection risk. In addition, shareholders of a Fund bear both their proportionate share of expenses in the Funds (including management fees) and, indirectly, the expenses of the investment companies.

Indemnification Risk—In the ordinary course of business, the Funds enter into contracts that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these indemnification provisions and expect the risk of loss thereunder to be remote. Therefore, the Funds have not accrued any liability in connection with these indemnification provisions.

NOTE G

Distributions to Shareholders

The tax character of distributions to be paid for the year ending July 31, 2018 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended July 31, 2017 and July 31, 2016 were as follows:

AB Multi-Manager Select Retirement Allocation Fund	2017		2016
Distributions paid from:
Ordinary income	$175,055		$101,342
Long-term capital gains	– 0	–	4,800

Total distributions paid	$175,055		$106,142

152 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

AB Multi-Manager Select 2010 Fund	2017		2016
Distributions paid from:
Ordinary income	$292,563		$199,078
Long-term capital gains	– 0	–	5,762

Total distributions paid	$292,563		$204,840

AB Multi-Manager Select 2015 Fund	2017		2016
Distributions paid from:
Ordinary income	$960,632		$617,121
Long-term capital gains	94,762		6,304

Total distributions paid	$1,055,394		$623,425

AB Multi-Manager Select 2020 Fund	2017		2016
Distributions paid from:
Ordinary income	$1,721,344		$1,102,419
Long-term capital gains	207,409		11,698

Total distributions paid	$1,928,753		$1,114,117

AB Multi-Manager Select 2025 Fund	2017		2016
Distributions paid from:
Ordinary income	$2,300,639		$1,474,437
Long-term capital gains	636,348		15,221

Total distributions paid	$2,936,987		$1,489,658

AB Multi-Manager Select 2030 Fund	2017		2016
Distributions paid from:
Ordinary income	$1,618,093		$1,061,915
Long-term capital gains	495,198		18,348

Total distributions paid	$2,113,291		$1,080,263

AB Multi-Manager Select 2035 Fund	2017		2016
Distributions paid from:
Ordinary income	$1,075,640		$848,665
Long-term capital gains	448,607		52,006

Total distributions paid	$1,524,247		$900,671

AB Multi-Manager Select 2040 Fund	2017		2016
Distributions paid from:
Ordinary income	$762,319		$578,457
Long-term capital gains	335,015		159,931

Total distributions paid	$1,097,334		$738,388

AB Multi-Manager Select 2045 Fund	2017		2016
Distributions paid from:
Ordinary income	$582,419		$424,764
Long-term capital gains	211,057		157,036

Total distributions paid	$793,476		$581,800

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 153

NOTES TO FINANCIAL STATEMENTS (continued)

AB Multi-Manager Select 2050 Fund	2017	2016
Distributions paid from:
Ordinary income	$245,220	$161,697
Long-term capital gains	66,120	47,261

Total distributions paid	$311,340	$208,958

AB Multi-Manager Select 2055 Fund	2017	2016
Distributions paid from:
Ordinary income	$237,061	$143,408
Long-term capital gains	88,101	42,182

Total distributions paid	$325,162	$185,590

As of July 31, 2017, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Multi-Manager Select Fund	Undistributed Ordinary Income	Undistributed Capital Gains(a)	Unrealized Appreciation/ (Depreciation)(b)	Total Accumulated Earnings/ (Deficit)
Retirement Allocation Fund	$70,635	$59,013	$362,129	$491,777
2010 Fund	188,914	214,263	663,011	1,066,188
2015 Fund	438,400	856,706	2,649,046	3,944,152
2020 Fund	868,811	1,828,388	6,272,003	8,969,202
2025 Fund	1,191,256	2,460,416	10,637,228	14,288,900
2030 Fund	1,188,855	2,167,667	8,360,929	11,717,451
2035 Fund	898,317	1,786,569	8,920,719	11,605,605
2040 Fund	610,956	1,438,763	6,680,999	8,730,718
2045 Fund	453,554	1,203,178	5,776,611	7,433,343
2050 Fund	151,401	542,784	2,337,346	3,031,531
2055 Fund	173,537	478,066	2,517,562	3,169,165

(a)	During the fiscal year ended July 31, 2017, AB Multi-Manager Select Retirement Allocation Fund utilized $79,044 of capital loss carryforwards to offset current year net realized gains.

(b)	The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales and return of capital distributions received from underlying securities.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of July 31, 2017, none of the Funds had any capital loss carryforwards.

NOTE H

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Funds, participate in a $280 million revolving credit facility (the “Facility”) intended to provide short-term financing, if necessary, subject to

154 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Funds did not utilize the Facility during the six months ended January 31, 2018.

NOTE I

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Funds’ financial statements through this date.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 155

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB Multi-Manager Select Retirement Allocation Fund
	Class A
	Six Months Ended January 31, 2018 (unaudited)		Year Ended July 31,			December 15, 2014(a) to July 31, 2015
			2017		2016

Net asset value, beginning of period	$ 10.97		$ 10.44		$ 10.18	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.14		.20		.23	.11
Net realized and unrealized gain on investment transactions	.33		.33		.06	.07
Contributions from Affiliates	– 0	–	– 0	–	.00 (d)	– 0	–

Net increase in net asset value from operations	.47		.53		.29	.18

Less: Dividends and Distributions
Dividends from net investment income	– 0	–	– 0	–	(.02)	– 0	–
Distributions from net realized gain on investment transactions	(.11)		– 0	–	(.01)	– 0	–

Total dividends and distributions	(.11)		– 0	–	(.03)	– 0	–

Net asset value, end of period	$ 11.33		$ 10.97		$ 10.44	$ 10.18

Total Return
Total investment return based on net asset value(e)	4.28%		5.08%		2.82%	1.80%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$378		$309		$442	$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.43	%^	.42%		.41%	.39	%^
Expenses, before waivers/reimbursements(f)	5.70	%^	6.32%		8.37%	45.18	%^
Net investment income(c)(f)	2.53	%^	1.89%		2.28%	1.79	%^
Portfolio turnover rate	47%		60%		102%	12%

See footnote summary on page 232.

156 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB Multi-Manager Select Retirement Allocation Fund
	Class C
	Six Months Ended January 31, 2018 (unaudited)		Year Ended July 31,			December 15, 2014(a) to July 31, 2015
			2017		2016

Net asset value, beginning of period	$ 10.76		$ 10.32		$ 10.13	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.08		.14		.12	.06
Net realized and unrealized gain on investment transactions	.34		.30		.08	.07
Contributions from Affiliates	– 0	–	– 0	–	.00 (d)	– 0	–

Net increase in net asset value from operations	.42		.44		.20	.13

Less: Distributions
Distributions from net realized gain on investment transactions	(.11)		– 0	–	(.01)	– 0	–

Net asset value, end of period	$ 11.07		$ 10.76		$ 10.32	$ 10.13

Total Return
Total investment return based on net asset value(e)	3.89%		4.26%		1.94%	1.30%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$140		$186		$126	$45
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	1.18	%^	1.17%		1.16%	1.14	%^
Expenses, before waivers/reimbursements(f)	6.46	%^	7.21%		11.03%	43.43	%^
Net investment income(c)(f)	1.46	%^	1.34%		1.19%	.96	%^
Portfolio turnover rate	47%		60%		102%	12%

See footnote summary on page 232.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 157

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB Multi-Manager Select Retirement Allocation Fund
	Advisor Class
	Six Months Ended January 31, 2018 (unaudited)		Year Ended July 31,			December 15, 2014(a) to July 31, 2015
			2017		2016

Net asset value, beginning of period	$ 11.05		$ 10.49		$ 10.20	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.16		.24		.20	.13
Net realized and unrealized gain on investment transactions	.33		.32		.10	.07
Contributions from Affiliates	– 0	–	– 0	–	.00 (d)	– 0	–

Net increase in net asset value from operations	.49		.56		.30	.20

Less: Distributions
Distributions from net realized gain on investment transactions	(.11)		– 0	–	(.01)	– 0	–

Net asset value, end of period	$ 11.43		$ 11.05		$ 10.49	$ 10.20

Total Return
Total investment return based on net asset value(e)	4.43%		5.34%		2.91%	2.00%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$30		$25		$22	$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.18	%^	.17%		.16%	.14	%^
Expenses, before waivers/reimbursements(f)	5.44	%^	6.16%		9.14%	44.95	%^
Net investment income(c)(f)	2.77	%^	2.22%		1.98%	2.05	%^
Portfolio turnover rate	47%		60%		102%	12%

See footnote summary on page 232.

158 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB Multi-Manager Select Retirement Allocation Fund
	Class R
	Six Months Ended January 31, 2018 (unaudited)		Year Ended July 31,			December 15, 2014(a) to July 31, 2015
			2017		2016

Net asset value, beginning of period	$ 10.49		$ 10.16		$ 10.02	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.15		.22		.14	.10
Net realized and unrealized gain on investment transactions	.29		.27		.09	.06
Contributions from Affiliates	– 0	–	– 0	–	.00 (d)	– 0	–

Net increase in net asset value from operations	.44		.49		.23	.16

Less: Dividends and Distributions
Dividends from net investment income	(.21)		(.16)		(.08)	(.14)
Distributions from net realized gain on investment transactions	(.11)		– 0	–	(.01)	– 0	–

Total dividends and distributions	(.32)		(.16)		(.09)	(.14)

Net asset value, end of period	$ 10.61		$ 10.49		$ 10.16	$ 10.02

Total Return
Total investment return based on net asset value(e)	4.20%		4.88%		2.36%	1.62%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$410		$17		$33	$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.68	%^	.67%		.66%	.64	%^
Expenses, before waivers/reimbursements(f)	3.35	%^	3.59%		5.08%	30.60	%^
Net investment income(c)(f)	2.78	%^	2.20%		1.42%	1.56	%^
Portfolio turnover rate	47%		60%		102%	12%

See footnote summary on page 232.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 159

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB Multi-Manager Select Retirement Allocation Fund
	Class K
	Six Months Ended January 31, 2018 (unaudited)		Year Ended July 31,			December 15, 2014(a) to July 31, 2015
			2017		2016

Net asset value, beginning of period	$ 10.51		$ 10.19		$ 10.04	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.14		.20		.22	.09
Net realized and unrealized gain on investment transactions	.30		.31		.04	.09
Contributions from Affiliates	– 0	–	– 0	–	.00 (d)	– 0	–

Net increase in net asset value from operations	.44		.51		.26	.18

Less: Dividends and Distributions
Dividends from net investment income	(.19)		(.19)		(.10)	(.14)
Distributions from net realized gain on investment transactions	(.11)		– 0	–	(.01)	– 0	–

Total dividends and distributions	(.30)		(.19)		(.11)	(.14)

Net asset value, end of period	$ 10.65		$ 10.51		$ 10.19	$ 10.04

Total Return
Total investment return based on net asset value(e)	4.24%		5.15%		2.65%	1.84%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10,650		$7,869		$8,303	$671
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.43	%^	.42%		.41%	.39	%^
Expenses, before waivers/reimbursements(f)	3.11	%^	3.37%		4.40%	21.09	%^
Net investment income(c)(f)	2.56	%^	2.00%		2.26%	1.45	%^
Portfolio turnover rate	47%		60%		102%	12%

See footnote summary on page 232.

160 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB Multi-Manager Select Retirement Allocation Fund
	Class I
	Six Months Ended January 31, 2018 (unaudited)		Year Ended July 31,			December 15, 2014(a) to July 31, 2015
			2017		2016

Net asset value, beginning of period	$ 10.54		$ 10.23		$ 10.05	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.07		.22		.27	.13
Net realized and unrealized gain on investment transactions	.39		.31		.02	.06
Capital contributions	– 0	–	– 0	–	.00 (d)	– 0	–

Net increase in net asset value from operations	.46		.53		.29	.19

Less: Dividends and Distributions
Dividends from net investment income	– 0	–	(.22)		(.10)	(.14)
Distributions from net realized gain on investment transactions	(.11)		– 0	–	(.01)	– 0	–

Total dividends and distributions	(.11)		(.22)		(.11)	(.14)

Net asset value, end of period	$ 10.89		$ 10.54		$ 10.23	$ 10.05

Total Return
Total investment return based on net asset value(e)	4.36%		5.35%		2.98%	1.95%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$19		$1,057		$668	$959
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.17	%^	.17%		.15%	.14	%^
Expenses, before waivers/reimbursements(f)	2.61	%^	3.06%		7.57%	30.07	%^
Net investment income(c)(f)	1.21	%^	2.20%		2.71%	2.06	%^
Portfolio turnover rate	47%		60%		102%	12%

See footnote summary on page 232.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 161

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB Multi-Manager Select Retirement Allocation Fund
	Class Z
	Six Months Ended January 31, 2018 (unaudited)		Year Ended July 31,			December 15, 2014(a) to July 31, 2015
			2017		2016

Net asset value, beginning of period	$ 10.53		$ 10.22		$ 10.05	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.15		.23		.22	.13
Net realized and unrealized gain on investment transactions	.32		.31		.06	.06
Contributions from Affiliates	– 0	–	– 0	–	.00 (d)	– 0	–

Net increase in net asset value from operations	.47		.54		.28	.19

Less: Dividends and Distributions
Dividends from net investment income	(.23)		(.23)		(.10)	(.14)
Distributions from net realized gain on investment transactions	(.11)		– 0	–	(.01)	– 0	–

Total dividends and distributions	(.34)		(.23)		(.11)	(.14)

Net asset value, end of period	$ 10.66		$ 10.53		$ 10.22	$ 10.05

Total Return
Total investment return based on net asset value(e)	4.47%		5.41%		2.88%	1.95%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$11		$11		$10	$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.18	%^	.17%		.16%	.14	%^
Expenses, before waivers/reimbursements(f)	2.68	%^	2.95%		7.38%	30.15	%^
Net investment income(c)(f)	2.76	%^	2.27%		2.27%	2.07	%^
Portfolio turnover rate	47%		60%		102%	12%

See footnote summary on page 232.

162 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2010 Fund
Class A
Six Months Ended January 31, 2018 (unaudited)	Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2017	2016

Net asset value, beginning of period	$ 11.11	$ 10.47	$ 10.23	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.17	.21	.24	.16
Net realized and unrealized gain on investment transactions	.50	.47	.09	.10
Contributions from Affiliates	– 0	–	– 0	–	.00	(d)	– 0	–

Net increase in net asset value from operations	.67	.68	.33	.26

Less: Dividends and Distributions
Dividends from net investment income	(.13)	(.01)	(.08)	(.03)
Distributions from net realized gain on investment transactions	(.27)	(.03)	(.01)	– 0	–

Total dividends and distributions	(.40)	(.04)	(.09)	(.03)

Net asset value, end of period	$ 11.38	$ 11.11	$ 10.47	$ 10.23

Total Return
Total investment return based on net asset value(e)	6.08%	6.56%	3.24%	2.58%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$420	$376	$629	$16
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.40	%^	.40%	.40%	.38	%^
Expenses, before waivers/reimbursements(f)	3.15	%^	3.42%	4.07%	46.32	%^
Net investment income(c)(f)	2.98	%^	1.95%	2.47%	2.53	%^
Portfolio turnover rate	45%	49%	116%	15%

See footnote summary on page 232.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 163

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB Multi-Manager Select 2010 Fund
	Class C
	Six Months Ended January 31, 2018 (unaudited)		Year Ended July 31,			December 15, 2014(a) to July 31, 2015
			2017		2016

Net asset value, beginning of period	$ 10.96		$ 10.39		$ 10.18	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.12		.12		.21	.12
Net realized and unrealized gain on investment transactions	.48		.48		.03	.08
Contributions from Affiliates	– 0	–	– 0	–	.00 (d)	– 0	–

Net increase in net asset value from operations	.60		.60		.24	.20

Less: Dividends and Distributions
Dividends from net investment income	(.02)		– 0	–	(.02)	(.02)
Distributions from net realized gain on investment transactions	(.27)		(.03)		(.01)	– 0	–

Total dividends and distributions	(.29)		(.03)		(.03)	(.02)

Net asset value, end of period	$ 11.27		$ 10.96		$ 10.39	$ 10.18

Total Return
Total investment return based on net asset value(e)	5.56%		5.81%		2.41%	2.04%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$144		$142		$106	$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	1.15	%^	1.15%		1.15%	1.13	%^
Expenses, before waivers/reimbursements(f)	3.93	%^	4.32%		5.48%	47.09	%^
Net investment income(c)(f)	2.10	% ^	1.15%		2.10%	1.84	%^
Portfolio turnover rate	45%		49%		116%	15%

See footnote summary on page 232.

164 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2010 Fund
Advisor Class
Six Months Ended January 31, 2018 (unaudited)	Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2017	2016

Net asset value, beginning of period	$ 11.04	$ 10.52	$ 10.24	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.18	.24	.25	.18
Net realized and unrealized gain on investment transactions	.50	.46	.10	.09
Contributions from Affiliates	– 0	–	– 0	–	.00	(d)	– 0	–

Net increase in net asset value from operations	.68	.70	.35	.27

Less: Dividends and Distributions
Dividends from net investment income	(.14)	(.15)	(.06)	(.03)
Distributions from net realized gain on investment transactions	(.27)	(.03)	(.01)	– 0	–

Total dividends and distributions	(.41)	(.18)	(.07)	(.03)

Net asset value, end of period	$ 11.31	$ 11.04	$ 10.52	$ 10.24

Total Return
Total investment return based on net asset value(e)	6.27%	6.81%	3.50%	2.70%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$793	$778	$717	$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.15	%^	.15%	.15%	.13	%^
Expenses, before waivers/reimbursements(f)	2.91	%^	3.26%	3.56%	46.11	%^
Net investment income(c)(f)	3.14	%^	2.28%	2.54%	2.81	%^
Portfolio turnover rate	45%	49%	116%	15%

See footnote summary on page 232.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 165

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2010 Fund
Class R	Class R
Six Months Ended January 31, 2018 (unaudited)	Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2017	2016

Net asset value, beginning of period	$ 10.63	$ 10.22	$ 10.04	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.14	.18	.21	.15
Net realized and unrealized gain on investment transactions	.48	.45	.08	.09
Contributions from Affiliates	– 0	–	– 0	–	.00	(d)	– 0	–

Net increase in net asset value from operations	.62	.63	.29	.24

Less: Dividends and Distributions
Dividends from net investment income	(.17)	(.19)	(.10)	(.20)
Distributions from net realized gain on investment transactions	(.27)	(.03)	(.01)	– 0	–

Total dividends and distributions	(.44)	(.22)	(.11)	(.20)

Net asset value, end of period	$ 10.81	$ 10.63	$ 10.22	$ 10.04

Total Return
Total investment return based on net asset value(e)	5.92%	6.28%	2.99%	2.43%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$421	$389	$622	$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.65	%^	.65%	.65%	.63	%^
Expenses, before waivers/reimbursements(f)	2.59	%^	2.82%	3.59%	30.49	%^
Net investment income(c)(f)	2.65	%^	1.80%	2.12%	2.31	%^
Portfolio turnover rate	45%	49%	116%	15%

See footnote summary on page 232.

166 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2010 Fund
Class K
Six Months Ended January 31, 2018 (unaudited)	Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2017	2016

Net asset value, beginning of period	$ 10.65	$ 10.24	$ 10.05	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.16	.21	.23	.10
Net realized and unrealized gain on investment transactions	.47	.44	.08	.15
Contributions from Affiliates	– 0	–	– 0	–	.00	(d)	– 0	–

Net increase in net asset value from operations	.63	.65	.31	.25

Less: Dividends and Distributions
Dividends from net investment income	(.23)	(.21)	(.11)	(.20)
Distributions from net realized gain on investment transactions	(.27)	(.03)	(.01)	– 0	–

Total dividends and distributions	(.50)	(.24)	(.12)	(.20)

Net asset value, end of period	$ 10.78	$ 10.65	$ 10.24	$ 10.05

Total Return
Total investment return based on net asset value(e)	5.99%	6.52%	3.16%	2.54%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$15,359	$11,448	$13,222	$597
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.40	%^	.40%	.40%	.38	%^
Expenses, before waivers/reimbursements(f)	2.30	%^	2.54%	2.84%	23.54	%^
Net investment income(c)(f)	2.97	%^	2.04%	2.39%	1.72	%^
Portfolio turnover rate	45%	49%	116%	15%

See footnote summary on page 232.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 167

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB Multi-Manager Select 2010 Fund
	Class I
	Six Months Ended January 31, 2018 (unaudited)	Year Ended July 31,		December 15, 2014(a) to July 31, 2015
		2017	2016

Net asset value, beginning of period	$ 10.66	$ 10.28	$ 10.07	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.17	.20	.31	.18
Net realized and unrealized gain on investment transactions	.47	.49	.02	.09

Net increase in net asset value from operations	.64	.69	.33	.27

Less: Dividends and Distributions
Dividends from net investment income	(.26)	(.28)	(.11)	(.20)
Distributions from net realized gain on investment transactions	(.27)	(.03)	(.01)	– 0	–

Total dividends and distributions	(.53)	(.31)	(.12)	(.20)

Net asset value, end of period	$ 10.77	$ 10.66	$ 10.28	$ 10.07

Total Return
Total investment return based on net asset value(e)	6.11%	6.88%	3.38%	2.76%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$57	$55	$14	$966
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.15%^	.15%	.13%	.13	%^
Expenses, before waivers/reimbursements(f)	1.92%^	2.34%	10.46%	29.96	%^
Net investment income(c)(f)	3.11%^	1.98%	3.17%	2.82	%^
Portfolio turnover rate	45%	49%	116%	15%
See footnote summary on page 232.

168 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB Multi-Manager Select 2010 Fund
	Class Z
	Six Months Ended January 31, 2018 (unaudited)	Year Ended July 31,		December 15, 2014(a) to July 31, 2015
		2017	2016

Net asset value, beginning of period	$ 10.68	$ 10.28	$ 10.07	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.17	.24	.23	.18
Net realized and unrealized gain on investment transactions	.48	.45	.10	.09

Net increase in net asset value from operations	.65	.69	.33	.27

Less: Dividends and Distributions
Dividends from net investment income	(.27)	(.26)	(.11)	(.20)
Distributions from net realized gain on investment transactions	(.27)	(.03)	(.01)	– 0	–

Total dividends and distributions	(.54)	(.29)	(.12)	(.20)

Net asset value, end of period	$ 10.79	$ 10.68	$ 10.28	$ 10.07

Total Return
Total investment return based on net asset value(e)	6.18%	6.90%	3.38%	2.76%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$11	$11	$11	$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.14%^	.15%	.15%	.13	%^
Expenses, before waivers/reimbursements(f)	1.86%^	2.15%	6.29%	30.01	%^
Net investment income(c)(f)	3.17%^	2.30%	2.39%	2.82	%^
Portfolio turnover rate	45%	49%	116%	15%

See footnote summary on page 232.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 169

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2015 Fund
Class A
Six Months Ended January 31, 2018 (unaudited)	Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2017	2016

Net asset value, beginning of period	$ 11.01	$ 10.46	$ 10.26	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.18	.20	.24	.10
Net realized and unrealized gain on investment transactions	.59	.59	.09	.20	†
Contributions from Affiliates	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	.77	.79	.33	.30

Less: Dividends and Distributions
Dividends from net investment income	(.26)	(.18)	(.13)	(.04)
Distributions from net realized gain on investment transactions	(.39)	(.06)	(.00	)(d)	– 0	–

Total dividends and distributions	(.65)	(.24)	(.13)	(.04)

Net asset value, end of period	$ 11.13	$ 11.01	$ 10.46	$ 10.26

Total Return
Total investment return based on net asset value(e)	7.14%	7.72%	3.33%	2.99%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,165	$2,224	$3,613	$168
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.38	%^	.40%	.40%	.42	%^
Expenses, before waivers/reimbursements(f)	1.15	%^	1.16%	1.31%	26.98	%^
Net investment income(c)(f)	3.15	%^	1.90%	2.47%	1.50	%^
Portfolio turnover rate	53%	38%	83%	18%

See footnote summary on page 232.

170 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2015 Fund
Class C
Six Months Ended January 31, 2018 (unaudited)	Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2017	2016

Net asset value, beginning of period	$ 10.92	$ 10.40	$ 10.21	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.13	.14	.15	.06
Net realized and unrealized gain on investment transactions	.58	.57	.11	.19	†
Contributions from Affiliates	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	.71	.71	.26	.25

Less: Dividends and Distributions
Dividends from net investment income	(.16)	(.13)	(.07)	(.04)
Distributions from net realized gain on investment transactions	(.39)	(.06)	(.00	)(d)	– 0	–

Total dividends and distributions	(.55)	(.19)	(.07)	(.04)

Net asset value, end of period	$ 11.08	$ 10.92	$ 10.40	$ 10.21

Total Return
Total investment return based on net asset value(e)	6.66%	6.92%	2.63%	2.45%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$641	$737	$717	$374
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	1.13	%^	1.15%	1.16%	1.17	%^
Expenses, before waivers/reimbursements(f)	1.90	%^	1.93%	2.52%	19.67	%^
Net investment income(c)(f)	2.40	%^	1.31%	1.55%	.90	%^
Portfolio turnover rate	53%	38%	83%	18%

See footnote summary on page 232.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 171

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2015 Fund
Advisor Class
Six Months Ended January 31, 2018 (unaudited)	Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2017	2016

Net asset value, beginning of period	$ 11.16	$ 10.63	$ 10.27	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.20	.25	.27	.12
Net realized and unrealized gain on investment transactions	.59	.58	.11	.19	†
Contributions from Affiliates	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	.79	.83	.38	.31

Less: Dividends and Distributions
Dividends from net investment income	(.29)	(.24)	(.02)	(.04)
Distributions from net realized gain on investment transactions	(.39)	(.06)	(.00	)(d)	– 0	–

Total dividends and distributions	(.68)	(.30)	(.02)	(.04)

Net asset value, end of period	$ 11.27	$ 11.16	$ 10.63	$ 10.27

Total Return
Total investment return based on net asset value(e)	7.21%	7.98%	3.68%	3.11%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$84	$78	$70	$61
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.13	%^	.15%	.16%	.17	%^
Expenses, before waivers/reimbursements(f)	.90	%^	.94%	1.58%	26.67	%^
Net investment income(c)(f)	3.41	%^	2.30%	2.68%	1.82	%^
Portfolio turnover rate	53%	38%	83%	18%

See footnote summary on page 232.

172 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2015 Fund
Class R
Six Months Ended January 31, 2018 (unaudited)	Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2017	2016

Net asset value, beginning of period	$ 10.77	$ 10.25	$ 10.07	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.16	.19	.21	.11
Net realized and unrealized gain on investment transactions	.58	.55	.10	.17	†
Contributions from Affiliates	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	.74	.74	.31	.28

Less: Dividends and Distributions
Dividends from net investment income	(.23)	(.16)	(.13)	(.21)
Distributions from net realized gain on investment transactions	(.39)	(.06)	(.00	)(d)	– 0	–

Total dividends and distributions	(.62)	(.22)	(.13)	(.21)

Net asset value, end of period	$ 10.89	$ 10.77	$ 10.25	$ 10.07

Total Return
Total investment return based on net asset value(e)	6.99%	7.40%	3.10%	2.84%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$440	$399	$375	$247
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.63	%^	.65%	.66%	.67	%^
Expenses, before waivers/reimbursements(f)	1.53	%^	1.51%	1.95%	15.95	%^
Net investment income(c)(f)	2.92	%^	1.81%	2.15%	1.74	%^
Portfolio turnover rate	53%	38%	83%	18%

See footnote summary on page 232.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 173

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2015 Fund
Class K
Six Months Ended January 31, 2018 (unaudited)	Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2017	2016

Net asset value, beginning of period	$ 10.79	$ 10.28	$ 10.09	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.17	.21	.24	.08
Net realized and unrealized gain on investment transactions	.59	.56	.09	.22	†
Contributions from Affiliates	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	.76	.77	.33	.30

Less: Dividends and Distributions
Dividends from net investment income	(.26)	(.20)	(.14)	(.21)
Distributions from net realized gain on investment transactions	(.39)	(.06)	(.00	)(d)	– 0	–

Total dividends and distributions	(.65)	(.26)	(.14)	(.21)

Net asset value, end of period	$ 10.90	$ 10.79	$ 10.28	$ 10.09

Total Return
Total investment return based on net asset value(e)	7.14%	7.68%	3.35%	3.06%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$40,905	$38,086	$41,604	$3,780
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.38	%^	.40%	.41%	.42	%^
Expenses, before waivers/reimbursements(f)	1.22	%^	1.22%	1.37%	10.55	%^
Net investment income(c)(f)	3.13	%^	2.07%	2.48%	1.30	%^
Portfolio turnover rate	53%	38%	83%	18%

See footnote summary on page 232.

174 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2015 Fund
Class I
Six Months Ended January 31, 2018 (unaudited)	Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2017	2016

Net asset value, beginning of period	$ 10.81	$ 10.31	$ 10.10	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.15	.25	.30	.18
Net realized and unrealized gain on investment transactions	.61	.55	.06	.14	†
Contributions from Affiliates	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	.76	.80	.36	.32

Less: Dividends and Distributions
Dividends from net investment income	(.27)	(.24)	(.15)	(.22)
Distributions from net realized gain on investment transactions	(.39)	(.06)	(.00	)(d)	– 0	–

Total dividends and distributions	(.66)	(.30)	(.15)	(.22)

Net asset value, end of period	$ 10.91	$ 10.81	$ 10.31	$ 10.10

Total Return
Total investment return based on net asset value(e)	7.22%	7.96%	3.60%	3.17%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$155	$534	$541	$969
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.14	%^	.15%	.16%	.17	%^
Expenses, before waivers/reimbursements(f)	.85	%^	.89%	1.74%	25.68	%^
Net investment income(c)(f)	2.54	%^	2.43%	3.06%	2.91	%^
Portfolio turnover rate	53%	38%	83%	18%

See footnote summary on page 232.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 175

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2015 Fund
Class Z
Six Months Ended January 31, 2018 (unaudited)	Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2017	2016

Net asset value, beginning of period	$ 10.81	$ 10.31	$ 10.10	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.19	.24	.24	.18
Net realized and unrealized gain on investment transactions	.57	.56	.11	.14	†
Contributions from Affiliates	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	.76	.80	.35	.32

Less: Dividends and Distributions
Dividends from net investment income	(.30)	(.24)	(.14)	(.22)
Distributions from net realized gain on investment transactions	(.39)	(.06)	(.00	)(d)	– 0	–

Total dividends and distributions	(.69)	(.30)	(.14)	(.22)

Net asset value, end of period	$ 10.88	$ 10.81	$ 10.31	$ 10.10

Total Return
Total investment return based on net asset value(e)	7.21%	8.02%	3.60%	3.17%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$11	$11	$11	$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.12	%^	.15%	.16%	.17	%^
Expenses, before waivers/reimbursements(f)	.78	%^	.80%	1.47%	25.70	%^
Net investment income(c)(f)	3.43	%^	2.33%	2.49%	2.91	%^
Portfolio turnover rate	53%	38%	83%	18%

See footnote summary on page 232.

176 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2020 Fund
Class A
Six Months Ended January 31, 2018 (unaudited)	Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2017	2016

Net asset value, beginning of period	$ 11.15	$ 10.46	$ 10.28	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.18	.21	.23	.12
Net realized and unrealized gain on investment transactions	.69	.71	.09	.24	†
Contributions from Affiliates	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	.87	.92	.32	.36

Less: Dividends and Distributions
Dividends from net investment income	(.25)	(.18)	(.13)	(.08)
Distributions from net realized gain on investment transactions	(.32)	(.05)	(.01)	– 0	–

Total dividends and distributions	(.57)	(.23)	(.14)	(.08)

Net asset value, end of period	$ 11.45	$ 11.15	$ 10.46	$ 10.28

Total Return
Total investment return based on net asset value(e)	7.91%	8.98%	3.19%	3.58%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$5,081	$5,239	$8,339	$521
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.42	%^	.44%	.45%	.46	%^
Expenses, before waivers/reimbursements(f)	.80	%^	.82%	1.00%	9.77	%^
Net investment income(c)(f)	3.11	%^	1.94%	2.37%	2.00	%^
Portfolio turnover rate	44%	46%	81%	100%

See footnote summary on page 232.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 177

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2020 Fund
Class C
Six Months Ended January 31, 2018 (unaudited)	Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2017	2016

Net asset value, beginning of period	$ 11.02	$ 10.36	$ 10.23	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.13	.13	.15	.06
Net realized and unrealized gain on investment transactions	.69	.70	.09	.24	†
Contributions from Affiliates	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	.82	.83	.24	.30

Less: Dividends and Distributions
Dividends from net investment income	(.16)	(.12)	(.10)	(.07)
Distributions from net realized gain on investment transactions	(.32)	(.05)	(.01)	– 0	–

Total dividends and distributions	(.48)	(.17)	(.11)	(.07)

Net asset value, end of period	$ 11.36	$ 11.02	$ 10.36	$ 10.23

Total Return
Total investment return based on net asset value(e)	7.53%	8.17%	2.38%	3.04%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,319	$1,584	$1,286	$370
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	1.17	%^	1.19%	1.20%	1.21	%^
Expenses, before waivers/reimbursements(f)	1.55	%^	1.57%	1.82%	12.82	%^
Net investment income(c)(f)	2.35	%^	1.23%	1.57%	.95	%^
Portfolio turnover rate	44%	46%	81%	100%

See footnote summary on page 232.

178 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2020 Fund
Advisor Class
Six Months Ended January 31, 2018 (unaudited)	Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2017	2016

Net asset value, beginning of period	$ 11.17	$ 10.50	$ 10.30	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.20	.25	.29	.18
Net realized and unrealized gain on investment transactions	.69	.70	.05	.20	†
Contributions from Affiliates	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	.89	.95	.34	.38

Less: Dividends and Distributions
Dividends from net investment income	(.28)	(.23)	(.13)	(.08)
Distributions from net realized gain on investment transactions	(.32)	(.05)	(.01)	– 0	–

Total dividends and distributions	(.60)	(.28)	(.14)	(.08)

Net asset value, end of period	$ 11.46	$ 11.17	$ 10.50	$ 10.30

Total Return
Total investment return based on net asset value(e)	8.10%	9.23%	3.36%	3.80%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$214	$220	$179	$15
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.16	%^	.19%	.20%	.21	%^
Expenses, before waivers/reimbursements(f)	.55	%^	.57%	.69%	25.25	%^
Net investment income(c)(f)	3.42	%^	2.32%	2.96%	2.74	%^
Portfolio turnover rate	44%	46%	81%	100%

See footnote summary on page 232.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 179

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2020 Fund
Class R
Six Months Ended January 31, 2018 (unaudited)	Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2017	2016

Net asset value, beginning of period	$ 10.92	$ 10.23	$ 10.09	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.17	.19	.22	.12
Net realized and unrealized gain on investment transactions	.67	.69	.06	.22	†
Contributions from Affiliates	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	.84	.88	.28	.34

Less: Dividends and Distributions
Dividends from net investment income	(.23)	(.14)	(.13)	(.25)
Distributions from net realized gain on investment transactions	(.32)	(.05)	(.01)	– 0	–

Total dividends and distributions	(.55)	(.19)	(.14)	(.25)

Net asset value, end of period	$ 11.21	$ 10.92	$ 10.23	$ 10.09

Total Return
Total investment return based on net asset value(e)	7.79%	8.78%	2.84%	3.43%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,930	$2,052	$2,328	$296
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.66	%^	.69%	.70%	.71	%^
Expenses, before waivers/reimbursements(f)	1.21	%^	1.17%	1.36%	8.32	%^
Net investment income(c)(f)	3.09	%^	1.79%	2.25%	1.93	%^
Portfolio turnover rate	44%	46%	81%	100%

See footnote summary on page 232.

180 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2020 Fund
Class K
Six Months Ended January 31, 2018 (unaudited)	Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2017	2016

Net asset value, beginning of period	$ 10.94	$ 10.27	$ 10.11	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.18	.21	.23	.10
Net realized and unrealized gain on investment transactions	.67	.70	.07	.26	†
Contributions from Affiliates	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	.85	.91	.30	.36

Less: Dividends and Distributions
Dividends from net investment income	(.24)	(.19)	(.13)	(.25)
Distributions from net realized gain on investment transactions	(.32)	(.05)	(.01)	– 0	–

Total dividends and distributions	(.56)	(.24)	(.14)	(.25)

Net asset value, end of period	$ 11.23	$ 10.94	$ 10.27	$ 10.11

Total Return
Total investment return based on net asset value(e)	7.95%	9.07%	3.08%	3.65%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$89,889	$82,263	$72,587	$6,854
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.41	%^	.44%	.45%	.46	%^
Expenses, before waivers/reimbursements(f)	.90	%^	.90%	1.04%	5.40	%^
Net investment income(c)(f)	3.24	%^	2.02%	2.40%	1.68	%^
Portfolio turnover rate	44%	46%	81%	100%

See footnote summary on page 232.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 181

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2020 Fund
Class I
Six Months Ended January 31, 2018 (unaudited)	Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2017	2016

Net asset value, beginning of period	$ 10.96	$ 10.30	$ 10.12	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.06	.24	.28	.19
Net realized and unrealized gain on investment transactions	.81	.69	.05	.18	†
Contributions from Affiliates	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	.87	.93	.33	.37

Less: Dividends and Distributions
Dividends from net investment income	– 0	–	(.22)	(.14)	(.25)
Distributions from net realized gain on investment transactions	(.32)	(.05)	(.01)	– 0	–

Total dividends and distributions	(.32)	(.27)	(.15)	(.25)

Net asset value, end of period	$ 11.51	$ 10.96	$ 10.30	$ 10.12

Total Return
Total investment return based on net asset value(e)	7.97%	9.29%	3.34%	3.76%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$44	$2,182	$2,376	$975
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.19	%^	.19%	.20%	.21	%^
Expenses, before waivers/reimbursements(f)	.45	%^	.59%	.80%	24.45	%^
Net investment income(c)(f)	.94	%^	2.33%	2.89%	2.98	%^
Portfolio turnover rate	44%	46%	81%	100%

See footnote summary on page 232.

182 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2020 Fund
Class Z
Six Months Ended January 31, 2018 (unaudited)	Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2017	2016

Net asset value, beginning of period	$ 10.95	$ 10.30	$ 10.12	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.19	.24	.24	.19
Net realized and unrealized gain on investment transactions	.68	.69	.09	.18	†
Contributions from Affiliates	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	.87	.93	.33	.37

Less: Dividends and Distributions
Dividends from net investment income	(.29)	(.23)	(.14)	(.25)
Distributions from net realized gain on investment transactions	(.32)	(.05)	(.01)	– 0	–

Total dividends and distributions	(.61)	(.28)	(.15)	(.25)

Net asset value, end of period	$ 11.21	$ 10.95	$ 10.30	$ 10.12

Total Return
Total investment return based on net asset value(e)	8.07%	9.27%	3.32%	3.76%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$12	$11	$11	$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.17	%^	.19%	.20%	.21	%^
Expenses, before waivers/reimbursements(f)	.46	%^	.49%	.97%	24.49	%^
Net investment income(c)(f)	3.45	%^	2.32%	2.42%	2.99	%^
Portfolio turnover rate	44%	46%	81%	100%

See footnote summary on page 232.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 183

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2025 Fund
Class A
Six Months Ended January 31, 2018 (unaudited)	Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2017	2016

Net asset value, beginning of period	$ 11.32	$ 10.45	$ 10.33	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.19	.19	.24	.11
Net realized and unrealized gain on investment transactions	.84	.91	.03	.33	†
Contributions from Affiliates	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	1.03	1.10	.27	.44

Less: Dividends and Distributions
Dividends from net investment income	(.26)	(.15)	(.15)	(.11)
Distributions from net realized gain on investment transactions	(.25)	(.08)	(.00	)(d)	– 0	–

Total dividends and distributions	(.51)	(.23)	(.15)	(.11)

Net asset value, end of period	$ 11.84	$ 11.32	$ 10.45	$ 10.33

Total Return
Total investment return based on net asset value(e)	9.20%	10.74%	2.65%	4.43%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$5,411	$4,804	$8,857	$174
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.41	%^	.43%	.44%	.45	%^
Expenses, before waivers/reimbursements(f)	.71	%^	.75%	.83%	13.53	%^
Net investment income(c)(f)	3.33	%^	1.77%	2.39%	1.73	%^
Portfolio turnover rate	46%	41%	75%	22%

See footnote summary on page 232.

184 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2025 Fund
Class C
Six Months Ended January 31, 2018 (unaudited)	Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2017	2016

Net asset value, beginning of period	$ 11.19	$ 10.38	$ 10.29	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.15	.15	.14	.05
Net realized and unrealized gain on investment transactions	.83	.86	.06	.35	†
Contributions from Affiliates	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	.98	1.01	.20	.40

Less: Dividends and Distributions
Dividends from net investment income	(.16)	(.12)	(.11)	(.11)
Distributions from net realized gain on investment transactions	(.25)	(.08)	(.00	)(d)	– 0	–

Total dividends and distributions	(.41)	(.20)	(.11)	(.11)

Net asset value, end of period	$ 11.76	$ 11.19	$ 10.38	$ 10.29

Total Return
Total investment return based on net asset value(e)	8.86%	9.87%	1.97%	3.99%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$755	$629	$818	$138
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	1.16	%^	1.18%	1.19%	1.20	%^
Expenses, before waivers/reimbursements(f)	1.48	%^	1.53%	1.68%	15.69	%^
Net investment income(c)(f)	2.66	%^	1.40%	1.38%	.72	%^
Portfolio turnover rate	46%	41%	75%	22%

See footnote summary on page 232.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 185

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2025 Fund
Advisor Class
Six Months Ended January 31, 2018 (unaudited)	Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2017	2016

Net asset value, beginning of period	$ 11.34	$ 10.51	$ 10.35	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.21	.25	.25	.11
Net realized and unrealized gain on investment transactions	.83	.87	.05	.35	†
Contributions from Affiliates	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	1.04	1.12	.30	.46

Less: Dividends and Distributions
Dividends from net investment income	(.28)	(.21)	(.14)	(.11)
Distributions from net realized gain on investment transactions	(.25)	(.08)	(.00	)(d)	– 0	–

Total dividends and distributions	(.53)	(.29)	(.14)	(.11)

Net asset value, end of period	$ 11.85	$ 11.34	$ 10.51	$ 10.35

Total Return
Total investment return based on net asset value(e)	9.34%	10.95%	2.97%	4.65%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,014	$861	$708	$534
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.16	%^	.18%	.19%	.20	%^
Expenses, before waivers/reimbursements(f)	.46	%^	.52%	.79%	13.26	%^
Net investment income(c)(f)	3.56	%^	2.32%	2.51%	1.71	%^
Portfolio turnover rate	46%	41%	75%	22%

See footnote summary on page 232.

186 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2025 Fund
Class R
Six Months Ended January 31, 2018 (unaudited)	Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2017	2016

Net asset value, beginning of period	$ 11.05	$ 10.24	$ 10.14	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.18	.19	.20	.12
Net realized and unrealized gain on investment transactions	.81	.85	.04	.31	†
Contributions from Affiliates	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	.99	1.04	.24	.43

Less: Dividends and Distributions
Dividends from net investment income	(.23)	(.15)	(.14)	(.29)
Distributions from net realized gain on investment transactions	(.25)	(.08)	(.00	)(d)	– 0	–

Total dividends and distributions	(.48)	(.23)	(.14)	(.29)

Net asset value, end of period	$ 11.56	$ 11.05	$ 10.24	$ 10.14

Total Return
Total investment return based on net asset value(e)	9.12%	10.35%	2.44%	4.28%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,621	$2,852	$2,802	$482
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.66	%^	.68%	.69%	.70	%^
Expenses, before waivers/reimbursements(f)	1.09	%^	1.03%	1.01%	7.14	%^
Net investment income(c)(f)	3.18	%^	1.84%	2.10%	1.98	%^
Portfolio turnover rate	46%	41%	75%	22%

See footnote summary on page 232.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 187

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2025 Fund
Class K
Six Months Ended January 31, 2018 (unaudited)	Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2017	2016

Net asset value, beginning of period	$ 11.09	$ 10.28	$ 10.16	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.19	.21	.22	.09
Net realized and unrealized gain on investment transactions	.82	.86	.05	.36	†
Contributions from Affiliates	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	1.01	1.07	.27	.45

Less: Dividends and Distributions
Dividends from net investment income	(.25)	(.18)	(.15)	(.29)
Distributions from net realized gain on investment transactions	(.25)	(.08)	(.00	)(d)	– 0	–

Total dividends and distributions	(.50)	(.26)	(.15)	(.29)

Net asset value, end of period	$ 11.60	$ 11.09	$ 10.28	$ 10.16

Total Return
Total investment return based on net asset value(e)	9.27%	10.66%	2.71%	4.50%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$136,619	$120,243	$106,535	$10,497
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.41	%^	.43%	.44%	.45	%^
Expenses, before waivers/reimbursements(f)	.80	%^	.81%	.92%	5.97	%^
Net investment income(c)(f)	3.35	%^	2.04%	2.26%	1.46	%^
Portfolio turnover rate	46%	41%	75%	22%

See footnote summary on page 232.

188 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2025 Fund
Class I
Six Months Ended January 31, 2018 (unaudited)	Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2017	2016

Net asset value, beginning of period	$ 11.12	$ 10.31	$ 10.17	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.15	.24	.27	.19
Net realized and unrealized gain on investment transactions	.87	.86	.02	.27	†
Contributions from Affiliates	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	1.02	1.10	.29	.46

Less: Dividends and Distributions
Dividends from net investment income	(.26)	(.21)	(.15)	(.29)
Distributions from net realized gain on investment transactions	(.25)	(.08)	(.00	)(d)	– 0	–

Total dividends and distributions	(.51)	(.29)	(.15)	(.29)

Net asset value, end of period	$ 11.63	$ 11.12	$ 10.31	$ 10.17

Total Return
Total investment return based on net asset value(e)	9.34%	10.98%	2.96%	4.62%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$807	$3,217	$2,421	$984
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.17	%^	.18%	.19%	.20	%^
Expenses, before waivers/reimbursements(f)	.42	%^	.49%	.65%	22.66	%^
Net investment income(c)(f)	2.49	%^	2.25%	2.77%	3.04	%^
Portfolio turnover rate	46%	41%	75%	22%

See footnote summary on page 232.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 189

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2025 Fund
Class Z
Six Months Ended January 31, 2018 (unaudited)	Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2017	2016

Net asset value, beginning of period	$ 11.11	$ 10.31	$ 10.17	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.20	.27	.23	.19
Net realized and unrealized gain on investment transactions	.82	.83	.06	.27	†
Contributions from Affiliates	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	1.02	1.10	.29	.46

Less: Dividends and Distributions
Dividends from net investment income	(.29)	(.22)	(.15)	(.29)
Distributions from net realized gain on investment transactions	(.25)	(.08)	(.00	)(d)	– 0	–

Total dividends and distributions	(.54)	(.30)	(.15)	(.29)

Net asset value, end of period	$ 11.59	$ 11.11	$ 10.31	$ 10.17

Total Return
Total investment return based on net asset value(e)	9.38%	10.97%	2.95%	4.62%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$40	$38	$11	$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.16	%^	.18%	.19%	.20	%^
Expenses, before waivers/reimbursements(f)	.36	%^	.41%	.78%	22.69	%^
Net investment income(c)(f)	3.57	%^	2.53%	2.32%	3.04	%^
Portfolio turnover rate	46%	41%	75%	22%

See footnote summary on page 232.

190 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2030 Fund
Class A
Six Months Ended January 31, 2018 (unaudited)	Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2017	2016

Net asset value, beginning of period	$ 11.56	$ 10.50	$ 10.39	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.20	.19	.21	.08
Net realized and unrealized gain on investment transactions	.98	1.11	.04	.47
Contributions from Affiliates	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	1.18	1.30	.25	.55

Less: Dividends and Distributions
Dividends from net investment income	(.25)	(.15)	(.13)	(.16)
Distributions from net realized gain on investment transactions	(.36)	(.09)	(.01)	– 0	–

Total dividends and distributions	(.61)	(.24)	(.14)	(.16)

Net asset value, end of period	$ 12.13	$ 11.56	$ 10.50	$ 10.39

Total Return
Total investment return based on net asset value(e)	10.45%	12.65%	2.52%	5.49%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$7,553	$5,956	$8,554	$317
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.45	%^	.48%	.48%	.49	%^
Expenses, before waivers/reimbursements(f)	.75	%^	.83%	.97%	18.85	%^
Net investment income(c)(f)	3.32	%^	1.75%	2.14%	1.18	%^
Portfolio turnover rate	45%	48%	72%	35%

See footnote summary on page 232.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 191

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2030 Fund
Class C
Six Months Ended January 31, 2018 (unaudited)	Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2017	2016

Net asset value, beginning of period	$ 11.43	$ 10.42	$ 10.35	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.13	.13	.12	.12
Net realized and unrealized gain on investment transactions	1.00	1.08	.07	.38
Contributions from Affiliates	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	1.13	1.21	.19	.50

Less: Dividends and Distributions
Dividends from net investment income	(.14)	(.11)	(.11)	(.15)
Distributions from net realized gain on investment transactions	(.36)	(.09)	(.01)	– 0	–

Total dividends and distributions	(.50)	(.20)	(.12)	(.15)

Net asset value, end of period	$ 12.06	$ 11.43	$ 10.42	$ 10.35

Total Return
Total investment return based on net asset value(e)	10.02%	11.86%	1.86%	5.04%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$871	$951	$911	$20
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	1.20	%^	1.23%	1.23%	1.24	%^
Expenses, before waivers/reimbursements(f)	1.51	%^	1.59%	1.83%	25.83	%^
Net investment income(c)(f)	2.22	%^	1.20%	1.17%	1.88	%^
Portfolio turnover rate	45%	48%	72%	35%

See footnote summary on page 232.

192 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2030 Fund
Advisor Class
Six Months Ended January 31, 2018 (unaudited)	Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2017	2016

Net asset value, beginning of period	$ 11.59	$ 10.55	$ 10.41	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.21	.24	.25	.12
Net realized and unrealized gain on investment transactions	.99	1.09	.04	.45
Contributions from Affiliates	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	1.20	1.33	.29	.57

Less: Dividends and Distributions
Dividends from net investment income	(.28)	(.20)	(.14)	(.16)
Distributions from net realized gain on investment transactions	(.36)	(.09)	(.01)	– 0	–

Total dividends and distributions	(.64)	(.29)	(.15)	(.16)

Net asset value, end of period	$ 12.15	$ 11.59	$ 10.55	$ 10.41

Total Return
Total investment return based on net asset value(e)	10.57%	12.95%	2.82%	5.71%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,055	$924	$702	$50
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.20	%^	.23%	.23%	.24	%^
Expenses, before waivers/reimbursements(f)	.50	%^	.58%	.70%	18.70	%^
Net investment income(c)(f)	3.56	%^	2.25%	2.54%	1.82	%^
Portfolio turnover rate	45%	48%	72%	35%

See footnote summary on page 232.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 193

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2030 Fund
Class R
Six Months Ended January 31, 2018 (unaudited)	Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2017	2016

Net asset value, beginning of period	$ 11.31	$ 10.29	$ 10.20	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.20	.20	.18	.10
Net realized and unrealized gain on investment transactions	.94	1.04	.05	.43
Contributions from Affiliates	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	1.14	1.24	.23	.53

Less: Dividends and Distributions
Dividends from net investment income	(.23)	(.13)	(.13)	(.33)
Distributions from net realized gain on investment transactions	(.36)	(.09)	(.01)	– 0	–

Total dividends and distributions	(.59)	(.22)	(.14)	(.33)

Net asset value, end of period	$ 11.86	$ 11.31	$ 10.29	$ 10.20

Total Return
Total investment return based on net asset value(e)	10.31%	12.29%	2.32%	5.35%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,256	$1,300	$1,866	$380
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.70	%^	.73%	.73%	.74	%^
Expenses, before waivers/reimbursements(f)	1.14	%^	1.15%	1.40%	8.24	%^
Net investment income(c)(f)	3.36	%^	1.89%	1.89%	1.70	%^
Portfolio turnover rate	45%	48%	72%	35%
See footnote summary on page 232.

194 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2030 Fund
Class K
Six Months Ended January 31, 2018 (unaudited)	Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2017	2016

Net asset value, beginning of period	$ 11.33	$ 10.32	$ 10.21	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.20	.21	.20	.08
Net realized and unrealized gain on investment transactions	.96	1.06	.06	.46
Contributions from Affiliates	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	1.16	1.27	.26	.54

Less: Dividends and Distributions
Dividends from net investment income	(.25)	(.17)	(.14)	(.33)
Distributions from net realized gain on investment transactions	(.36)	(.09)	(.01)	– 0	–

Total dividends and distributions	(.61)	(.26)	(.15)	(.33)

Net asset value, end of period	$ 11.88	$ 11.33	$ 10.32	$ 10.21

Total Return
Total investment return based on net asset value(e)	10.43%	12.61%	2.60%	5.47%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$107,152	$88,325	$70,952	$7,785
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.45	%^	.48%	.48%	.49	%^
Expenses, before waivers/reimbursements(f)	.85	%^	.89%	1.06%	7.09	%^
Net investment income(c)(f)	3.40	%^	1.94%	2.08%	1.28	%^
Portfolio turnover rate	45%	48%	72%	35%

See footnote summary on page 232.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 195

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2030 Fund
Class I
Six Months Ended January 31, 2018 (unaudited)	Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2017	2016

Net asset value, beginning of period	$ 11.36	$ 10.35	$ 10.23	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.17	.24	.24	.18
Net realized and unrealized gain on investment transactions	1.01	1.07	.03	.38
Contributions from Affiliates	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	1.18	1.31	.27	.56

Less: Dividends and Distributions
Dividends from net investment income	(.27)	(.21)	(.14)	(.33)
Distributions from net realized gain on investment transactions	(.36)	(.09)	(.01)	– 0	–

Total dividends and distributions	(.63)	(.30)	(.15)	(.33)

Net asset value, end of period	$ 11.91	$ 11.36	$ 10.35	$ 10.23

Total Return
Total investment return based on net asset value(e)	10.59%	12.94%	2.75%	5.69%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,757	$4,288	$2,682	$994
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.21	%^	.23%	.23%	.24	%^
Expenses, before waivers/reimbursements(f)	.51	%^	.57%	.80%	22.26	%^
Net investment income(c)(f)	2.82	%^	2.26%	2.42%	2.90	%^
Portfolio turnover rate	45%	48%	72%	35%

See footnote summary on page 232.

196 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2030 Fund
Class Z
Six Months Ended January 31, 2018 (unaudited)	Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2017	2016

Net asset value, beginning of period	$ 11.36	$ 10.35	$ 10.23	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.22	.23	.21	.18
Net realized and unrealized gain on investment transactions	.95	1.08	.06	.38
Contributions from Affiliates	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	1.17	1.31	.27	.56

Less: Dividends and Distributions
Dividends from net investment income	(.29)	(.21)	(.14)	(.33)
Distributions from net realized gain on investment transactions	(.36)	(.09)	(.01)	– 0	–

Total dividends and distributions	(.65)	(.30)	(.15)	(.33)

Net asset value, end of period	$ 11.88	$ 11.36	$ 10.35	$ 10.23

Total Return
Total investment return based on net asset value(e)	10.52%	12.99%	2.74%	5.69%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$24	$17	$11	$11
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.20	%^	.23%	.23%	.24	%^
Expenses, before waivers/reimbursements(f)	.42	%^	.48%	.95%	22.28	%^
Net investment income(c)(f)	3.78	%^	2.19%	2.11%	2.88	%^
Portfolio turnover rate	45%	48%	72%	35%

See footnote summary on page 232.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 197

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2035 Fund
Class A
Six Months Ended January 31, 2018 (unaudited)	Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2017	2016

Net asset value, beginning of period	$ 11.76	$ 10.47	$ 10.44	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.20	.17	.18	.07
Net realized and unrealized gain on investment transactions	1.15	1.31	.00	(d)	.56
Contributions from Affiliates	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	1.35	1.48	.18	.63

Less: Dividends and Distributions
Dividends from net investment income	(.25)	(.11)	(.15)	(.19)
Distributions from net realized gain on investment transactions	(.37)	(.08)	(.00	)(d)	– 0	–

Total dividends and distributions	(.62)	(.19)	(.15)	(.19)

Net asset value, end of period	$ 12.49	$ 11.76	$ 10.47	$ 10.44

Total Return
Total investment return based on net asset value(e)	11.66%	14.39%	1.79%	6.34%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$5,237	$4,670	$7,259	$288
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.45	%^	.48%	.49%	.49	%^
Expenses, before waivers/reimbursements(f)	.82	%^	.91%	1.13%	14.64	%^
Net investment income(c)(f)	3.27	%^	1.56%	1.79%	1.09	%^
Portfolio turnover rate	46%	38%	74%	17%

See footnote summary on page 232.

198 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2035 Fund
Class C
Six Months Ended January 31, 2018 (unaudited)	Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2017	2016

Net asset value, beginning of period	$ 11.60	$ 10.38	$ 10.40	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.14	.13	.08	.05
Net realized and unrealized gain on investment transactions	1.15	1.25	.02	.54
Contributions from Affiliates	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	1.29	1.38	.10	.59

Less: Dividends and Distributions
Dividends from net investment income	(.10)	(.08)	(.12)	(.19)
Distributions from net realized gain on investment transactions	(.37)	(.08)	(.00	)(d)	– 0	–

Total dividends and distributions	(.47)	(.16)	(.12)	(.19)

Net asset value, end of period	$ 12.42	$ 11.60	$ 10.38	$ 10.40

Total Return
Total investment return based on net asset value(e)	11.27%	13.53%	.98%	5.90%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$613	$604	$959	$65
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	1.20	%^	1.23%	1.24%	1.24	%^
Expenses, before waivers/reimbursements(f)	1.58	%^	1.68%	2.00%	19.46	%^
Net investment income(c)(f)	2.31	%^	1.22%	.84%	.76	%^
Portfolio turnover rate	46%	38%	74%	17%

See footnote summary on page 232.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 199

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2035 Fund
Advisor Class
Six Months Ended January 31, 2018 (unaudited)	Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2017	2016

Net asset value, beginning of period	$ 11.80	$ 10.55	$ 10.45	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.22	.23	.20	.07
Net realized and unrealized gain on investment transactions	1.15	1.28	.02	.57
Contributions from Affiliates	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	1.37	1.51	.22	.64

Less: Dividends and Distributions
Dividends from net investment income	(.27)	(.18)	(.12)	(.19)
Distributions from net realized gain on investment transactions	(.37)	(.08)	(.00	)(d)	– 0	–

Total dividends and distributions	(.64)	(.26)	(.12)	(.19)

Net asset value, end of period	$ 12.53	$ 11.80	$ 10.55	$ 10.45

Total Return
Total investment return based on net asset value(e)	11.87%	14.59%	2.12%	6.46%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$667	$535	$450	$171
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.20	%^	.23%	.24%	.24	%^
Expenses, before waivers/reimbursements(f)	.56	%^	.67%	.99%	21.13	%^
Net investment income(c)(f)	3.63	%^	2.07%	2.03%	1.16	%^
Portfolio turnover rate	46%	38%	74%	17%

See footnote summary on page 232.

200 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2035 Fund
Class R
Six Months Ended January 31, 2018 (unaudited)	Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2017	2016

Net asset value, beginning of period	$ 11.47	$ 10.25	$ 10.25	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.18	.17	.15	.10
Net realized and unrealized gain on investment transactions	1.12	1.25	.00	(d)	.51
Contributions from Affiliates	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	1.30	1.42	.15	.61

Less: Dividends and Distributions
Dividends from net investment income	(.22)	(.12)	(.15)	(.36)
Distributions from net realized gain on investment transactions	(.37)	(.08)	(.00	)(d)	– 0	–

Total dividends and distributions	(.59)	(.20)	(.15)	(.36)

Net asset value, end of period	$ 12.18	$ 11.47	$ 10.25	$ 10.25

Total Return
Total investment return based on net asset value(e)	11.59%	14.07%	1.49%	6.22%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,121	$1,709	$1,396	$216
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.70	%^	.73%	.74%	.74	%^
Expenses, before waivers/reimbursements(f)	1.16	%^	1.12%	1.46%	9.15	%^
Net investment income(c)(f)	3.08	%^	1.60%	1.57%	1.62	%^
Portfolio turnover rate	46%	38%	74%	17%

See footnote summary on page 232.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 201

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2035 Fund
Class K
Six Months Ended January 31, 2018 (unaudited)	Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2017	2016

Net asset value, beginning of period	$ 11.51	$ 10.29	$ 10.26	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.20	.19	.17	.07
Net realized and unrealized gain on investment transactions	1.12	1.26	.01	.56
Contributions from Affiliates	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	1.32	1.45	.18	.63

Less: Dividends and Distributions
Dividends from net investment income	(.25)	(.15)	(.15)	(.37)
Distributions from net realized gain on investment transactions	(.37)	(.08)	(.00	)(d)	– 0	–

Total dividends and distributions	(.62)	(.23)	(.15)	(.37)

Net asset value, end of period	$ 12.21	$ 11.51	$ 10.29	$ 10.26

Total Return
Total investment return based on net asset value(e)	11.68%	14.34%	1.85%	6.34%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$106,012	$79,677	$58,198	$6,768
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.45	%^	.48%	.49%	.49	%^
Expenses, before waivers/reimbursements(f)	.88	%^	.93%	1.17%	6.39	%^
Net investment income(c)(f)	3.41	%^	1.77%	1.72%	1.16	%^
Portfolio turnover rate	46%	38%	74%	17%

See footnote summary on page 232.

202 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2035 Fund
Class I
Six Months Ended January 31, 2018 (unaudited)	Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2017	2016

Net asset value, beginning of period	$ 11.54	$ 10.32	$ 10.28	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.06	.23	.20	.17
Net realized and unrealized gain on investment transactions	1.28	1.25	.00	(d)	.48
Contributions from Affiliates	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	1.34	1.48	.20	.65

Less: Dividends and Distributions
Dividends from net investment income	(.15)	(.18)	(.16)	(.37)
Distributions from net realized gain on investment transactions	(.37)	(.08)	(.00	)(d)	– 0	–

Total dividends and distributions	(.52)	(.26)	(.16)	(.37)

Net asset value, end of period	$ 12.36	$ 11.54	$ 10.32	$ 10.28

Total Return
Total investment return based on net asset value(e)	11.78%	14.64%	2.01%	6.56%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$231	$4,280	$3,084	$1,001
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.22	%^	.23%	.24%	.24	%^
Expenses, before waivers/reimbursements(f)	.45	%^	.62%	.91%	22.51	%^
Net investment income(c)(f)	.90	%^	2.14%	2.10%	2.65	%^
Portfolio turnover rate	46%	38%	74%	17%

See footnote summary on page 232.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 203

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2035 Fund
Class Z
Six Months Ended January 31, 2018 (unaudited)	Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2017	2016

Net asset value, beginning of period	$ 11.53	$ 10.32	$ 10.28	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.20	.22	.17	.17
Net realized and unrealized gain on investment transactions	1.14	1.26	.03	.48
Contributions from Affiliates	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	1.34	1.48	.20	.65

Less: Dividends and Distributions
Dividends from net investment income	(.29)	(.19)	(.16)	(.37)
Distributions from net realized gain on investment transactions	(.37)	(.08)	(.00	)(d)	– 0	–

Total dividends and distributions	(.66)	(.27)	(.16)	(.37)

Net asset value, end of period	$ 12.21	$ 11.53	$ 10.32	$ 10.28

Total Return
Total investment return based on net asset value(e)	11.85%	14.62%	2.00%	6.56%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$25	$24	$11	$12
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.20	%^	.23%	.24%	.24	%^
Expenses, before waivers/reimbursements(f)	.45	%^	.52%	1.16%	22.53	%^
Net investment income(c)(f)	3.33	%^	2.06%	1.77%	2.64	%^
Portfolio turnover rate	46%	38%	74%	17%

See footnote summary on page 232.

204 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2040 Fund
Class A
Six Months Ended January 31, 2018 (unaudited)	Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2017	2016

Net asset value, beginning of period	$ 11.80	$ 10.40	$ 10.42	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.17	.13	.14	.11
Net realized and unrealized gain (loss) on investment transactions	1.28	1.43	(.01	)†	.58
Contributions from Affiliates	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	1.45	1.56	.13	.69

Less: Dividends and Distributions
Dividends from net investment income	(.20)	(.08)	(.15)	(.27)
Distributions from net realized gain on investment transactions	(.40)	(.08)	(.00	)(d)	– 0	–

Total dividends and distributions	(.60)	(.16)	(.15)	(.27)

Net asset value, end of period	$ 12.65	$ 11.80	$ 10.40	$ 10.42

Total Return
Total investment return based on net asset value(e)	12.57%	15.22%	1.28%	6.92%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$4,375	$4,051	$6,816	$77
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.48	%^	.52%	.52%	.53	%^
Expenses, before waivers/reimbursements(f)	.95	%^	1.03%	1.18%	23.89	%^
Net investment income(c)(f)	2.79	%^	1.17%	1.45%	1.69	%^
Portfolio turnover rate	57%	46%	69%	16%

See footnote summary on page 232.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 205

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2040 Fund
Class C
Six Months Ended January 31, 2018 (unaudited)	Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2017	2016

Net asset value, beginning of period	$ 11.65	$ 10.33	$ 10.39	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.14	.10	.03	.09
Net realized and unrealized gain on investment transactions	1.25	1.37	.01	.56
Contributions from Affiliates	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	1.39	1.47	.04	.65

Less: Dividends and Distributions
Dividends from net investment income	(.08)	(.07)	(.10)	(.26)
Distributions from net realized gain on investment transactions	(.40)	(.08)	(.00	)(d)	– 0	–

Total dividends and distributions	(.48)	(.15)	(.10)	(.26)

Net asset value, end of period	$ 12.56	$ 11.65	$ 10.33	$ 10.39

Total Return
Total investment return based on net asset value(e)	12.11%	14.43%	.44%	6.57%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$553	$398	$844	$26
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	1.23	%^	1.27%	1.27%	1.28	%^
Expenses, before waivers/reimbursements(f)	1.71	%^	1.81%	2.03%	30.19	%^
Net investment income(c)(f)	2.29	%^	.95%	.35%	1.35	%^
Portfolio turnover rate	57%	46%	69%	16%

See footnote summary on page 232.

206 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2040 Fund
Advisor Class
Six Months Ended January 31, 2018 (unaudited)	Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2017	2016

Net asset value, beginning of period	$ 11.85	$ 10.49	$ 10.45	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.19	.20	.16	.15
Net realized and unrealized gain (loss) on investment transactions	1.28	1.40	(.02	)†	.57
Contributions from Affiliates	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	1.47	1.60	.14	.72

Less: Dividends and Distributions
Dividends from net investment income	(.23)	(.16)	(.10)	(.27)
Distributions from net realized gain on investment transactions	(.40)	(.08)	(.00	)(d)	– 0	–

Total dividends and distributions	(.63)	(.24)	(.10)	(.27)

Net asset value, end of period	$ 12.69	$ 11.85	$ 10.49	$ 10.45

Total Return
Total investment return based on net asset value(e)	12.67%	15.54%	1.40%	7.24%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$547	$459	$268	$15
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.23	%^	.27%	.27%	.28	%^
Expenses, before waivers/reimbursements(f)	.70	%^	.81%	.89%	29.08	%^
Net investment income(c)(f)	3.06	%^	1.80%	1.58%	2.33	%^
Portfolio turnover rate	57%	46%	69%	16%

See footnote summary on page 232.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 207

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2040 Fund
Class R
Six Months Ended January 31, 2018 (unaudited)	Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2017	2016

Net asset value, beginning of period	$ 11.49	$ 10.18	$ 10.24	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.16	.14	.13	.11
Net realized and unrealized gain (loss) on investment transactions	1.24	1.36	(.04	)†	.57
Contributions from Affiliates	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	1.40	1.50	.09	.68

Less: Dividends and Distributions
Dividends from net investment income	(.16)	(.11)	(.15)	(.44)
Distributions from net realized gain on investment transactions	(.40)	(.08)	(.00	)(d)	– 0	–

Total dividends and distributions	(.56)	(.19)	(.15)	(.44)

Net asset value, end of period	$ 12.33	$ 11.49	$ 10.18	$ 10.24

Total Return
Total investment return based on net asset value(e)	12.44%	14.92%	.92%	6.91%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,438	$1,508	$1,224	$36
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.73	%^	.77%	.77%	.78	%^
Expenses, before waivers/reimbursements(f)	1.28	%^	1.28%	1.45%	14.63	%^
Net investment income(c)(f)	2.67	%^	1.29%	1.33%	1.71	%^
Portfolio turnover rate	57%	46%	69%	16%

See footnote summary on page 232.

208 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2040 Fund
Class K
Six Months Ended January 31, 2018 (unaudited)	Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2017	2016

Net asset value, beginning of period	$ 11.55	$ 10.22	$ 10.25	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.17	.17	.13	.06
Net realized and unrealized gain (loss) on investment transactions	1.25	1.37	(.01	)†	.63
Contributions from Affiliates	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	1.42	1.54	.12	.69

Less: Dividends and Distributions
Dividends from net investment income	(.21)	(.13)	(.15)	(.44)
Distributions from net realized gain on investment transactions	(.40)	(.08)	(.00	)(d)	– 0	–

Total dividends and distributions	(.61)	(.21)	(.15)	(.44)

Net asset value, end of period	$ 12.36	$ 11.55	$ 10.22	$ 10.25

Total Return
Total investment return based on net asset value(e)	12.50%	15.30%	1.23%	7.03%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$65,274	$53,902	$46,834	$8,623
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.48	%^	.52%	.52%	.53	%^
Expenses, before waivers/reimbursements(f)	1.00	%^	1.06%	1.30%	5.69	%^
Net investment income(c)(f)	2.88	%^	1.56%	1.38%	1.03	%^
Portfolio turnover rate	57%	46%	69%	16%

See footnote summary on page 232.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 209

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2040 Fund
Class I
Six Months Ended January 31, 2018 (unaudited)	Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2017	2016

Net asset value, beginning of period	$ 11.57	$ 10.25	$ 10.27	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.06	.19	.19	.15
Net realized and unrealized gain (loss) on investment transactions	1.37	1.37	(.05	)†	.56
Contributions from Affiliates	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	1.43	1.56	.14	.71

Less: Dividends and Distributions
Dividends from net investment income	(.17)	(.16)	(.16)	(.44)
Distributions from net realized gain on investment transactions	(.40)	(.08)	(.00	)(d)	– 0	–

Total dividends and distributions	(.57)	(.24)	(.16)	(.44)

Net asset value, end of period	$ 12.43	$ 11.57	$ 10.25	$ 10.27

Total Return
Total investment return based on net asset value(e)	12.62%	15.52%	1.40%	7.25%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$348	$3,644	$2,140	$1,008
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.26	%^	.27%	.27%	.28	%^
Expenses, before waivers/reimbursements(f)	.60	%^	.73%	1.11%	18.71	%^
Net investment income(c)(f)	.91	%^	1.75%	2.00%	2.44	%^
Portfolio turnover rate	57%	46%	69%	16%

See footnote summary on page 232.

210 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2040 Fund
Class Z
Six Months Ended January 31, 2018 (unaudited)	Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2017	2016

Net asset value, beginning of period	$ 11.57	$ 10.25	$ 10.27	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.18	.19	.14	.04
Net realized and unrealized gain on investment transactions	1.26	1.38	.00	(d)	.67
Contributions from Affiliates	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	1.44	1.57	.14	.71

Less: Dividends and Distributions
Dividends from net investment income	(.25)	(.17)	(.16)	(.44)
Distributions from net realized gain on investment transactions	(.40)	(.08)	(.00	)(d)	– 0	–

Total dividends and distributions	(.65)	(.25)	(.16)	(.44)

Net asset value, end of period	$ 12.36	$ 11.57	$ 10.25	$ 10.27

Total Return
Total investment return based on net asset value(e)	12.70%	15.59%	1.38%	7.25%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$676	$600	$519	$522
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.23	%^	.27%	.27%	.28	%^
Expenses, before waivers/reimbursements(f)	.57	%^	.64%	1.29%	16.54	%^
Net investment income(c)(f)	3.06	%^	1.79%	1.46%	.68	%^
Portfolio turnover rate	57%	46%	69%	16%

See footnote summary on page 232.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 211

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2045 Fund
Class A
Six Months Ended January 31, 2018 (unaudited)	Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2017	2016

Net asset value, beginning of period	$ 11.92	$ 10.43	$ 10.51	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.17	.13	.15	.12
Net realized and unrealized gain (loss) on investment transactions	1.35	1.49	(.08	)†	.60
Contributions from Affiliates	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	1.52	1.62	.07	.72

Less: Dividends and Distributions
Dividends from net investment income	(.18)	(.07)	(.14)	(.21)
Distributions from net realized gain on investment transactions	(.39)	(.06)	(.01)	– 0	–

Total dividends and distributions	(.57)	(.13)	(.15)	(.21)

Net asset value, end of period	$ 12.87	$ 11.92	$ 10.43	$ 10.51

Total Return
Total investment return based on net asset value(e)	13.01%	15.71%	.76%	7.21%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,540	$3,016	$5,107	$111
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.47	%^	.50%	.52%	.54	%^
Expenses, before waivers/reimbursements(f)	1.12	%^	1.26%	1.50%	28.43	%^
Net investment income(c)(f)	2.65	%^	1.19%	1.48%	1.96	%^
Portfolio turnover rate	51%	39%	67%	14%

See footnote summary on page 232.

212 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2045 Fund
Class C
Six Months Ended January 31, 2018 (unaudited)	Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2017	2016

Net asset value, beginning of period	$ 11.87	$ 10.43	$ 10.47	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.12	.09	.04	.01
Net realized and unrealized gain (loss) on investment transactions	1.34	1.45	(.05	)†	.66
Contributions from Affiliates	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase (decrease) in net asset value from operations	1.46	1.54	(.01)	.67

Less: Dividends and Distributions
Dividends from net investment income	(.09)	(.04)	(.02)	(.20)
Distributions from net realized gain on investment transactions	(.39)	(.06)	(.01)	– 0	–

Total dividends and distributions	(.48)	(.10)	(.03)	(.20)

Net asset value, end of period	$ 12.85	$ 11.87	$ 10.43	$ 10.47

Total Return
Total investment return based on net asset value(e)	12.50%	14.91%	(.05)%	6.76%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$334	$275	$289	$84
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	1.22	%^	1.25%	1.27%	1.29	%^
Expenses, before waivers/reimbursements(f)	1.88	%^	2.04%	2.74%	27.00	%^
Net investment income(c)(f)	1.93	%^	.81%	.45%	.14	%^
Portfolio turnover rate	51%	39%	67%	14%

See footnote summary on page 232.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 213

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2045 Fund
Advisor Class
Six Months Ended January 31, 2018 (unaudited)	Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2017	2016

Net asset value, beginning of period	$ 12.01	$ 10.54	$ 10.53	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.19	.18	.18	.15
Net realized and unrealized gain (loss) on investment transactions	1.35	1.49	(.09	)†	.59
Contributions from Affiliates	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	1.54	1.67	.09	.74

Less: Dividends and Distributions
Dividends from net investment income	(.21)	(.14)	(.07)	(.21)
Distributions from net realized gain on investment transactions	(.39)	(.06)	(.01)	– 0	–

Total dividends and distributions	(.60)	(.20)	(.08)	(.21)

Net asset value, end of period	$ 12.95	$ 12.01	$ 10.54	$ 10.53

Total Return
Total investment return based on net asset value(e)	13.10%	16.09%	.86%	7.43%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$44	$32	$53	$11
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.21	%^	.25%	.27%	.29	%^
Expenses, before waivers/reimbursements(f)	.86	%^	1.02%	1.39%	29.40	%^
Net investment income(c)(f)	2.97	%^	1.63%	1.81%	2.35	%^
Portfolio turnover rate	51%	39%	67%	14%

See footnote summary on page 232.

214 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2045 Fund
Class R
Six Months Ended January 31, 2018 (unaudited)	Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2017	2016

Net asset value, beginning of period	$ 11.59	$ 10.20	$ 10.32	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.15	.14	.13	.10
Net realized and unrealized gain (loss) on investment transactions	1.31	1.41	(.09	)†	.60
Contributions from Affiliates	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	1.46	1.55	.04	.70

Less: Dividends and Distributions
Dividends from net investment income	(.18)	(.10)	(.15)	(.38)
Distributions from net realized gain on investment transactions	(.39)	(.06)	(.01)	– 0	–

Total dividends and distributions	(.57)	(.16)	(.16)	(.38)

Net asset value, end of period	$ 12.48	$ 11.59	$ 10.20	$ 10.32

Total Return
Total investment return based on net asset value(e)	12.80%	15.44%	.41%	7.10%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,570	$2,174	$1,836	$63
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.72	%^	.75%	.77%	.79	%^
Expenses, before waivers/reimbursements(f)	1.36	%^	1.33%	1.60%	15.63	%^
Net investment income(c)(f)	2.43	%^	1.28%	1.33%	1.53	%^
Portfolio turnover rate	51%	39%	67%	14%

See footnote summary on page 232.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 215

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2045 Fund
Class K
Six Months Ended January 31, 2018 (unaudited)	Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2017	2016

Net asset value, beginning of period	$ 11.65	$ 10.24	$ 10.34	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.17	.16	.13	.06
Net realized and unrealized gain (loss) on investment transactions	1.31	1.44	(.07	)†	.66
Contributions from Affiliates	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	1.48	1.60	.06	.72

Less: Dividends and Distributions
Dividends from net investment income	(.20)	(.13)	(.15)	(.38)
Distributions from net realized gain on investment transactions	(.39)	(.06)	(.01)	– 0	–

Total dividends and distributions	(.59)	(.19)	(.16)	(.38)

Net asset value, end of period	$ 12.54	$ 11.65	$ 10.24	$ 10.34

Total Return
Total investment return based on net asset value(e)	12.94%	15.88%	.62%	7.32%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$57,439	$44,736	$34,012	$6,077
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.47	%^	.50%	.52%	.54	%^
Expenses, before waivers/reimbursements(f)	1.07	%^	1.16%	1.57%	7.63	%^
Net investment income(c)(f)	2.76	%^	1.47%	1.32%	.93	%^
Portfolio turnover rate	51%	39%	67%	14%

See footnote summary on page 232.

216 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2045 Fund
Class I
Six Months Ended January 31, 2018 (unaudited)	Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2017	2016

Net asset value, beginning of period	$ 11.67	$ 10.27	$ 10.34	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.04	.18	.17	.15
Net realized and unrealized gain (loss) on investment transactions	1.46	1.44	(.08	)†	.57
Contributions from Affiliates	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	1.50	1.62	.09	.72

Less: Dividends and Distributions
Dividends from net investment income	(.14)	(.16)	(.15)	(.38)
Distributions from net realized gain on investment transactions	(.39)	(.06)	(.01)	– 0	–

Total dividends and distributions	(.53)	(.22)	(.16)	(.38)

Net asset value, end of period	$ 12.64	$ 11.67	$ 10.27	$ 10.34

Total Return
Total investment return based on net asset value(e)	13.05%	16.08%	.97%	7.34%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$265	$3,830	$2,319	$1,009
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.24	%^	.25%	.27%	.29	%^
Expenses, before waivers/reimbursements(f)	.65	%^	.84%	1.41%	23.10	%^
Net investment income(c)(f)	.65	%^	1.66%	1.79%	2.36	%^
Portfolio turnover rate	51%	39%	67%	14%

See footnote summary on page 232.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 217

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2045 Fund
Class Z
Six Months Ended January 31, 2018 (unaudited)	Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2017	2016

Net asset value, beginning of period	$ 11.66	$ 10.27	$ 10.34	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.18	.19	.14	.06
Net realized and unrealized gain (loss) on investment transactions	1.32	1.43	(.05	)†	.66
Contributions from Affiliates	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	1.50	1.62	.09	.72

Less: Dividends and Distributions
Dividends from net investment income	(.24)	(.17)	(.15)	(.38)
Distributions from net realized gain on investment transactions	(.39)	(.06)	(.01)	– 0	–

Total dividends and distributions	(.63)	(.23)	(.16)	(.38)

Net asset value, end of period	$ 12.53	$ 11.66	$ 10.27	$ 10.34

Total Return
Total investment return based on net asset value(e)	13.13%	16.05%	.96%	7.34%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$422	$369	$316	$346
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.22	%^	.25%	.27%	.29	%^
Expenses, before waivers/reimbursements(f)	.65	%^	.76%	1.78%	16.19	%^
Net investment income(c)(f)	2.94	%^	1.74%	1.41%	.96	%^
Portfolio turnover rate	51%	39%	67%	14%

See footnote summary on page 232.

218 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2050 Fund
Class A
Six Months Ended January 31, 2018 (unaudited)	Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2017	2016

Net asset value, beginning of period	$ 12.13	$ 10.49	$ 10.49	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.16	.14	.11	.09
Net realized and unrealized gain (loss) on investment transactions	1.37	1.55	(.03	)†	.61

Net increase in net asset value from operations	1.53	1.69	.08	.70

Less: Dividends and Distributions
Dividends from net investment income	(.07)	– 0	–	(.07)	(.21)
Distributions from net realized gain on investment transactions	(.48)	(.05)	(.01)	– 0	–

Total dividends and distributions	(.55)	(.05)	(.08)	(.21)

Net asset value, end of period	$ 13.11	$ 12.13	$ 10.49	$ 10.49

Total Return
Total investment return based on net asset value(e)	12.92%	16.19%	.80%	7.06%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,055	$1,035	$1,206	$66
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.47	%^	.51%	.52%	.53	%^
Expenses, before waivers/reimbursements(f)	2.59	%^	3.04%	4.64%	36.42	%^
Net investment income(c)(f)	2.47	%^	1.26%	1.13%	1.37	%^
Portfolio turnover rate	57%	46%	69%	16%

See footnote summary on page 232.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 219

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2050 Fund
Class C
Six Months Ended January 31, 2018 (unaudited)	Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2017	2016

Net asset value, beginning of period	$ 11.98	$ 10.44	$ 10.44	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.11	.07	.03	.09
Net realized and unrealized gain (loss) on investment transactions	1.36	1.52	(.02	)†	.56

Net increase in net asset value from operations	1.47	1.59	.01	.65

Less: Dividends and Distributions
Dividends from net investment income	– 0	–	– 0	–	– 0	–	(.21)
Distributions from net realized gain on investment transactions	(.48)	(.05)	(.01)	– 0	–

Total dividends and distributions	(.48)	(.05)	(.01)	(.21)

Net asset value, end of period	$ 12.97	$ 11.98	$ 10.44	$ 10.44

Total Return
Total investment return based on net asset value(e)	12.51%	15.30%	.07%	6.51%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$86	$81	$50	$11
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	1.22	%^	1.25%	1.27%	1.28	%^
Expenses, before waivers/reimbursements(f)	3.39	%^	3.89%	5.86%	41.11	%^
Net investment income(c)(f)	1.68	%^	.66%	.27%	1.39	%^
Portfolio turnover rate	57%	46%	69%	16%
See footnote summary on page 232.

220 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2050 Fund
Advisor Class
Six Months Ended January 31, 2018 (unaudited)	Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2017	2016

Net asset value, beginning of period	$ 12.21	$ 10.60	$ 10.50	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.18	.18	.14	.15
Net realized and unrealized gain (loss) on investment transactions	1.39	1.55	(.03	)†	.56

Net increase in net asset value from operations	1.57	1.73	.11	.71

Less: Dividends and Distributions
Dividends from net investment income	(.13)	(.07)	– 0	–	(.21)
Distributions from net realized gain on investment transactions	(.48)	(.05)	(.01)	– 0	–

Total dividends and distributions	(.61)	(.12)	(.01)	(.21)

Net asset value, end of period	$ 13.17	$ 12.21	$ 10.60	$ 10.50

Total Return
Total investment return based on net asset value(e)	13.16%	16.51%	1.02%	7.18%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$135	$118	$66	$11
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.22	%^	.25%	.27%	.28	%^
Expenses, before waivers/reimbursements(f)	2.34	%^	2.80%	4.28%	40.13	%^
Net investment income(c)(f)	2.87	%^	1.58%	1.44%	2.38	%^
Portfolio turnover rate	57%	46%	69%	16%

See footnote summary on page 232.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 221

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB Multi-Manager Select 2050 Fund
	Class R
	Six Months Ended January 31, 2018 (unaudited)	Year Ended July 31,		December 15, 2014(a) to July 31, 2015
		2017	2016

Net asset value, beginning of period	$ 11.64	$ 10.21	$ 10.29	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.14	.13	.06	.13
Net realized and unrealized gain on investment transactions	1.32	1.47	.00 (d)	.55

Net increase in net asset value from operations	1.46	1.60	.06	.68

Less: Dividends and Distributions
Dividends from net investment income	(.17)	(.12)	(.13)	(.39)
Distributions from net realized gain on investment transactions	(.48)	(.05)	(.01)	– 0	–

Total dividends and distributions	(.65)	(.17)	(.14)	(.39)

Net asset value, end of period	$ 12.45	$ 11.64	$ 10.21	$ 10.29

Total Return
Total investment return based on net asset value(e)	12.89%	15.84%	.60%	6.85%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$639	$570	$406	$22
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.72%^	.75%	.77%	.78	%^
Expenses, before waivers/reimbursements(f)	2.11%^	2.26%	2.75%	25.29	%^
Net investment income(c)(f)	2.32%^	1.22%	.57%	2.03	%^
Portfolio turnover rate	57%	46%	69%	16%

See footnote summary on page 232.

222 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB Multi-Manager Select 2050 Fund
	Class K
	Six Months Ended January 31, 2018 (unaudited)	Year Ended July 31,		December 15, 2014(a) to July 31, 2015
		2017	2016

Net asset value, beginning of period	$ 11.68	$ 10.23	$ 10.30	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.17	.16	.12	.07
Net realized and unrealized gain (loss) on investment transactions	1.31	1.47	(.04 )†	.62

Net increase in net asset value from operations	1.48	1.63	.08	.69

Less: Dividends and Distributions
Dividends from net investment income	(.21)	(.13)	(.14)	(.39)
Distributions from net realized gain on investment transactions	(.48)	(.05)	(.01)	– 0	–

Total dividends and distributions	(.69)	(.18)	(.15)	(.39)

Net asset value, end of period	$ 12.47	$ 11.68	$ 10.23	$ 10.30

Total Return
Total investment return based on net asset value(e)	12.99%	16.15%	.80%	6.97%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$22,962	$17,652	$14,486	$1,613
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.47%^	.50%	.52%	.53	%^
Expenses, before waivers/reimbursements(f)	1.80%^	1.99%	2.99%	16.29	%^
Net investment income(c)(f)	2.73%^	1.50%	1.28%	1.09	%^
Portfolio turnover rate	57%	46%	69%	16%

See footnote summary on page 232.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 223

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB Multi-Manager Select 2050 Fund
	Class I
	Six Months Ended January 31, 2018 (unaudited)		Year Ended July 31,		December 15, 2014(a) to July 31, 2015
			2017	2016

Net asset value, beginning of period	$ 11.73		$ 10.27	$ 10.32	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	(.00	)(d)	.18	.17	.15
Net realized and unrealized gain (loss) on investment transactions	1.51		1.49	(.07 )†	.56

Net increase in net asset value from operations	1.51		1.67	.10	.71

Less: Dividends and Distributions
Dividends from net investment income	– 0	–	(.16)	(.14)	(.39)
Distributions from net realized gain on investment transactions	(.48)		(.05)	(.01)	– 0	–

Total dividends and distributions	(.48)		(.21)	(.15)	(.39)

Net asset value, end of period	$ 12.76		$ 11.73	$ 10.27	$ 10.32

Total Return
Total investment return based on net asset value(e)	13.12%		16.51%	1.05%	7.19%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$18		$2,389	$1,421	$1,007
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.22	%^	.25%	.27%	.28	%^
Expenses, before waivers/reimbursements(f)	1.24	%^	1.66%	3.58%	27.24	%^
Net investment income (loss)(c)(f)	(.03	)%^	1.64%	1.76%	2.39	%^
Portfolio turnover rate	57%		46%	69%	16%

See footnote summary on page 232.

224 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB Multi-Manager Select 2050 Fund
	Class Z
	Six Months Ended January 31, 2018 (unaudited)	Year Ended July 31,		December 15, 2014(a) to July 31, 2015
		2017	2016

Net asset value, beginning of period	$ 11.72	$ 10.27	$ 10.32	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.18	.19	.13	.15
Net realized and unrealized gain (loss) on investment transactions	1.32	1.47	(.03 )†	.56

Net increase in net asset value from operations	1.50	1.66	.10	.71

Less: Dividends and Distributions
Dividends from net investment income	(.25)	(.16)	(.14)	(.39)
Distributions from net realized gain on investment transactions	(.48)	(.05)	(.01)	– 0	–

Total dividends and distributions	(.73)	(.21)	(.15)	(.39)

Net asset value, end of period	$ 12.49	$ 11.72	$ 10.27	$ 10.32

Total Return
Total investment return based on net asset value(e)	13.16%	16.47%	1.04%	7.19%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$13	$12	$11	$11
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.22%^	.25%	.27%	.28	%^
Expenses, before waivers/reimbursements(f)	1.37%^	1.58%	4.05%	27.28	%^
Net investment income(c)(f)	2.89%^	1.74%	1.36%	2.38	%^
Portfolio turnover rate	57%	46%	69%	16%

See footnote summary on page 232.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 225

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2055 Fund
Class A
Six Months Ended January 31, 2018 (unaudited)	Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2017	2016

Net asset value, beginning of period	$ 11.99	$ 10.39	$ 10.48	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.17	.14	.12	.11
Net realized and unrealized gain (loss) on investment transactions	1.36	1.52	(.09	)†	.58
Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(d)

Net increase in net asset value from operations	1.53	1.66	.03	.69

Less: Dividends and Distributions
Dividends from net investment income	(.14)	– 0	–	(.11)	(.21)
Distributions from net realized gain on investment transactions	(.37)	(.06)	(.01)	– 0	–

Total dividends and distributions	(.51)	(.06)	(.12)	(.21)

Net asset value, end of period	$ 13.01	$ 11.99	$ 10.39	$ 10.48

Total Return
Total investment return based on net asset value(e)	12.98%	16.08%	.35%	6.96%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,321	$1,094	$931	$25
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.48	%^	.51%	.52%	.53	%^
Expenses, before waivers/reimbursements(f)	1.97	%^	2.73%	4.64%	22.61	%^
Net investment income(c)(f)	2.64	%^	1.24%	1.19%	1.73	%^
Portfolio turnover rate	51%	40%	71%	16%

See footnote summary on page 232.

226 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2055 Fund
Class C
Six Months Ended January 31, 2018 (unaudited)	Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2017	2016

Net asset value, beginning of period	$ 11.80	$ 10.30	$ 10.44	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.07	.05	.08	.09
Net realized and unrealized gain (loss) on investment transactions	1.40	1.51	(.13	)†	.56
Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(d)

Net increase (decrease) in net asset value from operations	1.47	1.56	(.05)	.65

Less: Dividends and Distributions
Dividends from net investment income	– 0	–	– 0	–	(.08)	(.21)
Distributions from net realized gain on investment transactions	(.37)	(.06)	(.01)	– 0	–

Total dividends and distributions	(.37)	(.06)	(.09)	(.21)

Net asset value, end of period	$ 12.90	$ 11.80	$ 10.30	$ 10.44

Total Return
Total investment return based on net asset value(e)	12.60%	15.25%	(.45)%	6.51%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$111	$192	$71	$11
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	1.24	%^	1.26%	1.27%	1.28	%^
Expenses, before waivers/reimbursements(f)	2.79	%^	3.52%	6.16%	24.47	%^
Net investment income(c)(f)	1.07	%^	.48%	.81%	1.39	%^
Portfolio turnover rate	51%	40%	71%	16%

See footnote summary on page 232.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 227

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2055 Fund
Advisor Class
Six Months Ended January 31, 2018 (unaudited)	Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2017	2016

Net asset value, beginning of period	$ 12.12	$ 10.51	$ 10.50	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.18	.19	.14	.04
Net realized and unrealized gain (loss) on investment transactions	1.39	1.52	(.09	)†	.67
Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(d)

Net increase in net asset value from operations	1.57	1.71	.05	.71

Less: Dividends and Distributions
Dividends from net investment income	(.15)	(.04)	(.03)	(.21)
Distributions from net realized gain on investment transactions	(.37)	(.06)	(.01)	– 0	–

Total dividends and distributions	(.52)	(.10)	(.04)	(.21)

Net asset value, end of period	$ 13.17	$ 12.12	$ 10.51	$ 10.50

Total Return
Total investment return based on net asset value(e)	13.15%	16.40%	.52%	7.18%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$620	$547	$466	$347
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.23	%^	.26%	.27%	.28	%^
Expenses, before waivers/reimbursements(f)	1.73	%^	2.51%	5.66%	22.48	%^
Net investment income(c)(f)	2.84	%^	1.72%	1.37%	.69	%^
Portfolio turnover rate	51%	40%	71%	16%

See footnote summary on page 232.

228 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2055 Fund
Class R
Six Months Ended January 31, 2018 (unaudited)	Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2017	2016

Net asset value, beginning of period	$ 11.58	$ 10.17	$ 10.29	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.15	.07	.07	.12
Net realized and unrealized gain (loss) on investment transactions	1.31	1.52	(.07	)†	.56
Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(d)

Net increase in net asset value from operations	1.46	1.59	.00	.68

Less: Dividends and Distributions
Dividends from net investment income	(.18)	(.12)	(.11)	(.39)
Distributions from net realized gain on investment transactions	(.37)	(.06)	(.01)	– 0	–

Total dividends and distributions	(.55)	(.18)	(.12)	(.39)

Net asset value, end of period	$ 12.49	$ 11.58	$ 10.17	$ 10.29

Total Return
Total investment return based on net asset value(e)	12.89%	15.82%	.09%	6.85%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$471	$323	$66	$15
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.72	%^	.76%	.77%	.78	%^
Expenses, before waivers/reimbursements(f)	1.89	%^	2.12%	3.68%	22.02	%^
Net investment income(c)(f)	2.48	%^	.68%	.69%	1.86	%^
Portfolio turnover rate	51%	40%	71%	16%

See footnote summary on page 232.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 229

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2055 Fund
Class K
Six Months Ended January 31, 2018 (unaudited)	Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2017	2016

Net asset value, beginning of period	$ 11.60	$ 10.18	$ 10.29	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.16	.15	.12	.07
Net realized and unrealized gain (loss) on investment transactions	1.33	1.46	(.08	)†	.61
Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(d)

Net increase in net asset value from operations	1.49	1.61	.04	.68

Less: Dividends and Distributions
Dividends from net investment income	(.20)	(.13)	(.14)	(.39)
Distributions from net realized gain on investment transactions	(.37)	(.06)	(.01)	– 0	–

Total dividends and distributions	(.57)	(.19)	(.15)	(.39)

Net asset value, end of period	$ 12.52	$ 11.60	$ 10.18	$ 10.29

Total Return
Total investment return based on net asset value(e)	13.07%	16.06%	.42%	6.86%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$27,068	$21,441	$14,694	$1,300
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.48	%^	.51%	.52%	.53	%^
Expenses, before waivers/reimbursements(f)	1.61	%^	1.93%	3.08%	16.63	%^
Net investment income(c)(f)	2.69	%^	1.44%	1.20%	1.14	%^
Portfolio turnover rate	51%	40%	71%	16%

See footnote summary on page 232.

230 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2055 Fund
Class I
Six Months Ended January 31, 2018 (unaudited)	Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2017	2016

Net asset value, beginning of period	$ 11.65	$ 10.22	$ 10.32	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.02	.18	.17	.15
Net realized and unrealized gain (loss) on investment transactions	1.48	1.47	(.12	)†	.56
Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(d)

Net increase in net asset value from operations	1.50	1.65	.05	.71

Less: Dividends and Distributions
Dividends from net investment income	(.11)	(.16)	(.14)	(.39)
Distributions from net realized gain on investment transactions	(.37)	(.06)	(.01)	– 0	–

Total dividends and distributions	(.48)	(.22)	(.15)	(.39)

Net asset value, end of period	$ 12.67	$ 11.65	$ 10.22	$ 10.32

Total Return
Total investment return based on net asset value(e)	13.04%	16.43%	.57%	7.19%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$83	$1,801	$878	$1,007
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.25	%^	.26%	.27%	.28	%^
Expenses, before waivers/reimbursements(f)	1.14	%^	1.61%	4.58%	21.99	%^
Net investment income(c)(f)	.37	%^	1.63%	1.80%	2.39	%^
Portfolio turnover rate	51%	40%	71%	16%

See footnote summary on page 232.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 231

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2055 Fund
Class Z
Six Months Ended January 31, 2018 (unaudited)	Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2017	2016

Net asset value, beginning of period	$ 11.64	$ 10.22	$ 10.32	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.19	.18	.13	.15
Net realized and unrealized gain (loss) on investment transactions	1.31	1.46	(.08	)†	.56
Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(d)

Net increase in net asset value from operations	1.50	1.64	.05	.71

Less: Dividends and Distributions
Dividends from net investment income	(.24)	(.16)	(.14)	(.39)
Distributions from net realized gain on investment transactions	(.37)	(.06)	(.01)	– 0	–

Total dividends and distributions	(.61)	(.22)	(.15)	(.39)

Net asset value, end of period	$ 12.53	$ 11.64	$ 10.22	$ 10.32

Total Return
Total investment return based on net asset value(e)	13.14%	16.38%	.56%	7.19%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$17	$13	$13	$11
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.23	%^	.26%	.27%	.28	%^
Expenses, before waivers/reimbursements(f)	1.17	%^	1.55%	4.27%	21.98	%^
Net investment income(c)(f)	3.17	%^	1.69%	1.36%	2.38	%^
Portfolio turnover rate	51%	40%	71%	16%

(a)	Commencement of operations.

(b)	Based on average shares outstanding.

(c)	Net of fees and expenses waived/reimbursed by the Adviser.

(d)	Amount is less than $.005.

(e)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(f)	The expense and net investment loss ratios do not include income earned or expenses incurred by the Fund through its Underlying Portfolios.

†	Due to timing of sales and repurchase of capital shares, the net realized and unrealized gain (loss) per share is not in accord with the Funds’ change in net realized and unrealized gain (loss) on investment transactions for the period.

^	Annualized.

See notes to financial statements.

232 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

BOARD OF DIRECTORS

Marshall C. Turner, Jr.(1), Chairman

Michael J. Downey(1)

William H. Foulk, Jr.(1)

Nancy P. Jacklin(1)

Robert M. Keith, President and Chief Executive Officer

Carol C. McMullen(1)

Garry L. Moody(1)

Earl D. Weiner(1)

OFFICERS

Daniel J. Loewy(2), Vice President

Christopher H. Nikolich(2), Vice President

Joseph J. Mantineo, Treasurer and Chief Financial Officer

Emilie D. Wrapp, Secretary

Phyllis J. Clarke, Controller

Vincent S. Noto, Chief Compliance Officer

Custodian and Accounting Agent

State Street Bank and Trust Company
State Street Corporation CCB/5
1 Iron Street
Boston, MA 02210

Principal Underwriter

AllianceBernstein Investments, Inc.
1345 Avenue of the Americas
New York, NY 10105

Transfer Agent

AllianceBernstein Investor Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-Free (800) 221-5672

Independent Registered Public Accounting Firm Ernst & Young LLP 5 Times Square New York, NY 10036 Legal Counsel Seward & Kissel LLP One Battery Park Plaza New York, NY 10004

1	Member of the Audit Committee, the Governance and Nominating Committee and the Independent Directors Committee.

2	Messrs. Loewy and Nikolich are the investment professionals at the Adviser with the most significant responsibility for the Adviser’s role in the day-to-day management of the Funds’ portfolios, which role includes monitoring the Funds’ sub-adviser and allocating Fund assets among asset classes.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 233

Information Regarding the Review and Approval of the Advisory Agreement and Sub-Advisory Agreement in Respect of Each Fund

The disinterested directors (the “directors”) of AB Cap Fund, Inc. (the “Company”) unanimously approved (i) the continuance of the Company’s Advisory Agreement with the Adviser in respect of each of the portfolios listed below (each, a “Fund” and collectively, the “Funds”) and (ii) the proposed amendment to the Sub-Advisory Agreement (the “Amended Sub-Advisory Agreement” and, together with the Advisory Agreement, the “Advisory Contracts”) between the Adviser and Morningstar Investment Management LLC (the “Sub-Adviser”) in respect of each Fund that would specify a reduced sub-advisory fee to be paid to the Sub-Adviser at a meeting held on August 1-2, 2017 (the “Meeting”).

•	AB Multi-Manager Select Retirement Allocation Fund

•	AB Multi-Manager Select 2010 Fund

•	AB Multi-Manager Select 2015 Fund

•	AB Multi-Manager Select 2020 Fund

•	AB Multi-Manager Select 2025 Fund

•	AB Multi-Manager Select 2030 Fund
•	AB Multi-Manager Select 2035 Fund

•	AB Multi-Manager Select 2040 Fund

•	AB Multi-Manager Select 2045 Fund

•	AB Multi-Manager Select 2050 Fund

•	AB Multi-Manager Select 2055 Fund

Prior to approval of the Advisory Contracts, the directors had requested from the Adviser and the Sub-Adviser, and received and evaluated, extensive materials. They reviewed the proposed approval of the Advisory Contracts with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed an independent evaluation prepared by the Company’s Senior Officer (who is also the Company’s Independent Compliance Officer), who acted as their independent fee consultant, of the reasonableness of the advisory fee in respect of each Fund, in which the Senior Officer concluded that the contractual fee for each Fund was reasonable. The directors also discussed the proposed approvals in private sessions with counsel and the Company’s Senior Officer.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Funds gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors

234 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Funds and the underlying funds in which the Funds invest. The directors also receive an annual presentation from the Sub-Adviser addressing the Sub-Adviser’s services to the Funds.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage each Fund, and the overall arrangements (i) between each Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee and (ii) between the Adviser and the Sub-Adviser, as provided in the Amended Sub-Advisory Agreement, including the proposed reduced sub-advisory fee payable by the Adviser to the Sub-Adviser, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Funds. The directors considered both the investment advisory services and the other non-advisory services outlined with specificity in the Advisory Agreement that are provided to the Funds by the Adviser. They also noted the professional experience and qualifications of the Adviser’s personnel who oversee the Sub-Adviser, other members of the investment team and other senior personnel of the Adviser. The directors noted that the Advisory Agreement, unlike the advisory agreements for most of the other AB Funds, does not provide for reimbursement to the Adviser of the Adviser’s costs of providing administrative and accounting services for the Funds. These services are covered by the advisory fee.

The directors noted that each Fund invests in a mix of underlying mutual funds and exchange-traded funds (the “Underlying Funds”) consistent with its target asset mix. The Adviser is responsible for the allocation of Fund assets among asset classes. The Sub-Adviser selects the Underlying Funds within each asset class for investment by the Funds in light of the Adviser’s specified asset allocation.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 235

The quality of administrative and other services, including the Adviser’s role in coordinating the activities of each Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to each of the Funds under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of each Fund to the Adviser for calendar years 2015 and 2016 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant retained by the Company’s Senior Officer. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Funds, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Funds. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Funds before taxes and distribution expenses. The directors noted that the Funds were not profitable to the Adviser in the periods reviewed.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Funds and the underlying funds advised by the Adviser in which the Funds invest, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Funds’ principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Funds’ shares; brokerage commissions paid by the Funds to brokers affiliated with the Adviser; and transfer agency fees paid by the Funds to a wholly owned subsidiary of the Adviser. The directors recognized that each Fund’s unprofitability to the Adviser would be exacerbated without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Funds.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for each Fund at each regular Board meeting during the year. At the Meeting, the

236 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

directors reviewed information prepared by an analytical service that is not affiliated with the Adviser (the “15(c) service provider”), showing the performance of the Class A Shares of each Fund against a peer group and a peer universe, and information prepared by the Adviser showing performance of the Class A Shares against a broad-based securities market index, in each case for the 1-year period ended May 31, 2017 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, and their discussion with the Adviser of the reasons for AB Multi-Manager Select Retirement Allocation Fund’s underperformance in certain periods, the directors concluded that each Fund’s investment performance was acceptable.

Advisory Fee and Other Expenses

The directors considered the advisory fee rate paid by each Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates paid by other funds in the same category as such Fund at a common asset level. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared each Fund’s contractual advisory fee rate with a peer group median.

The directors also considered the Adviser’s fee schedule for institutional clients pursuing a similar investment style. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and the evaluation from the Company’s Senior Officer and noted the differences between each Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Funds relative to institutional clients. In light of the substantial differences in services rendered by the Adviser to institutional clients as compared to funds such as the Funds, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

The directors noted that each Fund invests in Underlying Funds pursuant to a Fund of Funds Order from the SEC. The directors concluded that the advisory fee for each Fund is paid for services provided that are in addition to, rather than duplicative of, the services provided under the advisory contracts of the Underlying Funds.

The directors also considered the total expense ratio of the Class A shares of each Fund in comparison to a peer group and a peer universe selected

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 237

by the 15(c) provider. The Class A expense ratio of each Fund was based on the Fund’s latest fiscal year and the information included the pro forma expense ratio to reflect a reduction in each Fund’s expense ratio effective November 30, 2017. The directors considered the effects of any fee waivers and/or expense reimbursements as a result of the Adviser’s new expense caps effective November 30, 2017 to reduce each Fund’s total expense ratio in connection with changes to the Fund’s investment policies. The directors noted that it was likely that the expense ratios of some of the other funds in each Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Funds by others. Based on their review, the directors concluded that each Fund’s pro forma expense ratio was acceptable.

Approval of Amended Sub-Advisory Agreement

Nature, Extent and Quality of Services Provided and Performance

In determining to approve the Amended Sub-Advisory Agreement, the directors relied to a significant extent on the due diligence review performed by the Adviser to develop a recommendation to the directors for the Sub-Adviser to continue to serve as sub-adviser for each of the Funds. The directors also reviewed extensive materials concerning the Sub-Adviser. The directors’ review of the Sub-Adviser and the nature and quality of the services provided by it covered, among other things: (i) the Sub-Adviser’s operations and principal business activities, services provided by the Sub-Adviser and senior and professional personnel who perform services for the Funds, (ii) investment advisory services provided by the Sub-Adviser to the Funds, and (iii) the Sub-Adviser’s compliance structure and program.

Cost of Services Provided and Profitability

The directors considered the amount and competitiveness of the proposed reduced sub-advisory fee payable to the Sub-Adviser, noting that such reduction had been negotiated by the Adviser (which is not affiliated with the Sub-Adviser) and that the sub-advisory fee was payable by the Adviser out of the advisory fee paid to the Adviser by the Funds. They also considered profitability information that the Adviser obtained from the Sub-Adviser.

Economies of Scale

The directors noted that the advisory fee schedule for the Funds does not contain breakpoints and that they had discussed their strong preference for breakpoints in advisory contracts with the Adviser. The directors noted that the proposed sub-advisory fee schedule for the Funds contains a breakpoint that reduces the fee rate on assets above a specified level. The

238 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

proposed sub-advisory fee schedule also provides for an annual minimum fee. The directors recognized that, because the Sub-Adviser’s fee schedule includes a breakpoint which the Adviser’s fee schedule does not, the Adviser would retain a larger fee on a percentage basis as the Funds grow. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser and the Sub-Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser or sub-adviser and to the economies of scale that an adviser or sub-adviser may realize in its overall mutual fund or asset management business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Funds, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. The directors informed the Adviser that they would monitor each Fund’s assets (which were well below the level at which they would anticipate adding an initial breakpoint) and its profitability (currently unprofitable) to the Adviser and anticipated revisiting the question of breakpoints in the advisory fee schedule in the future if circumstances warranted doing so.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 239

This page is not part of the Shareholder Report or the Financial Statements.

AB FAMILY OF FUNDS

US EQUITY

US CORE

Core Opportunities Fund

FlexFee™ US Thematic Portfolio

Select US Equity Portfolio

US GROWTH

Concentrated Growth Fund

Discovery Growth Fund

FlexFee™ Large Cap Growth Portfolio

Growth Fund

Large Cap Growth Fund

Small Cap Growth Portfolio

US VALUE

Discovery Value Fund

Equity Income Fund

Relative Value Fund

Small Cap Value Portfolio

Value Fund

INTERNATIONAL/ GLOBAL EQUITY

INTERNATIONAL/ GLOBAL CORE

Global Core Equity Portfolio

International Portfolio

International Strategic Core Portfolio

Sustainable Global Thematic Fund

Tax-Managed International Portfolio

Tax-Managed Wealth Appreciation Strategy

Wealth Appreciation Strategy

INTERNATIONAL/ GLOBAL GROWTH

Concentrated International Growth Portfolio

Sustainable International Thematic Fund1

INTERNATIONAL/ GLOBAL EQUITY (continued)

INTERNATIONAL/ GLOBAL VALUE

International Value Fund

FIXED INCOME

MUNICIPAL

High Income Municipal Portfolio

Intermediate California Municipal Portfolio

Intermediate Diversified Municipal Portfolio

Intermediate New York Municipal Portfolio

Municipal Bond Inflation Strategy

Tax-Aware Fixed Income Portfolio

National Portfolio

Arizona Portfolio

California Portfolio

Massachusetts Portfolio

Minnesota Portfolio

New Jersey Portfolio

New York Portfolio

Ohio Portfolio

Pennsylvania Portfolio

Virginia Portfolio

TAXABLE

Bond Inflation Strategy

FlexFee™ High Yield Portfolio1

FlexFee™ International Bond Portfolio

Global Bond Fund

High Income Fund

Income Fund

Intermediate Bond Portfolio

Limited Duration High Income Portfolio

Short Duration Portfolio

ALTERNATIVES

All Market Real Return Portfolio

Global Real Estate Investment Fund

Select US Long/Short Portfolio

Unconstrained Bond Fund

MULTI-ASSET

All Market Income Portfolio

All Market Total Return Portfolio1

Conservative Wealth Strategy

Emerging Markets Multi-Asset Portfolio

Global Risk Allocation Fund

Tax-Managed All Market Income Portfolio1

TARGET-DATE

Multi-Manager Select Retirement Allocation Fund

Multi-Manager Select 2010 Fund

Multi-Manager Select 2015 Fund

Multi-Manager Select 2020 Fund

Multi-Manager Select 2025 Fund

Multi-Manager Select 2030 Fund

Multi-Manager Select 2035 Fund

Multi-Manager Select 2040 Fund

Multi-Manager Select 2045 Fund

Multi-Manager Select 2050 Fund

Multi-Manager Select 2055 Fund

CLOSED-END FUNDS

Alliance California Municipal Income Fund

AllianceBernstein Global High Income Fund

AllianceBernstein National Municipal Income Fund

We also offer Government Money Market Portfolio1, which serves as the money market fund exchange vehicle for the AB mutual funds. An investment in Government Money Market Portfolio is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

1	Prior to April 17, 2017, Tax-Managed All Market Income Portfolio was named Tax-Managed Balanced Wealth Strategy; prior to April 24, 2017, All Market Total Return Portfolio was named Balanced Wealth Strategy; prior to November 10, 2017, Government Money Market Portfolio was named Government Exchange Reserves; prior to January 8, 2018, Sustainable International Thematic Fund was named International Growth Fund; prior to February 23, 2018, FlexFee High Yield Portfolio was named High Yield Portfolio.

240 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

AB MULTI-MANAGER SELECT RETIREMENT FUNDS

1345 Avenue of the Americas

New York, NY 10105

800 221 5672

MMSR-0152-0118

JAN    01.31.18

SEMI-ANNUAL REPORT

AB SMALL CAP GROWTH PORTFOLIO

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC 0330. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

FROM THE PRESIDENT

Dear Shareholder,

We are pleased to provide this report for AB Small Cap Growth Portfolio (the “Fund”). Please review the discussion of Fund performance, the market conditions during the reporting period and the Fund’s investment strategy.

As always, AB strives to keep clients ahead of what’s next by:

+	Transforming uncommon insights into uncommon knowledge with a global research scope

+	Navigating markets with seasoned investment experience and sophisticated solutions

+	Providing thoughtful investment insights and actionable ideas

Whether you’re an individual investor or a multi-billion-dollar institution, we put knowledge and experience to work for you.

AB’s global research organization connects and collaborates across platforms and teams to deliver impactful insights and innovative products. Better insights lead to better opportunities—anywhere in the world.

For additional information about AB’s range of products and shareholder resources, please log on to www.abfunds.com.

Thank you for your investment in the AB Mutual Funds.

Sincerely,

Robert M. Keith

President and Chief Executive Officer, AB Mutual Funds

abfunds.com	AB SMALL CAP GROWTH PORTFOLIO | 1

SEMI-ANNUAL REPORT

March 20, 2018

This report provides management’s discussion of fund performance for AB Small Cap Growth Portfolio for the semi-annual reporting period ended January 31, 2018.

The Fund’s investment objective is long-term growth of capital.

NAV RETURNS AS OF JANUARY 31, 2018 (unaudited)

	6 Months	12 Months
AB SMALL CAP GROWTH PORTFOLIO[1]
Class A Shares	21.15%	36.69%
Class B Shares[2]	20.67%	35.61%
Class C Shares	20.69%	35.65%
Advisor Class Shares[3]	21.29%	37.00%
Class R Shares[3]	20.92%	36.13%
Class K Shares[3]	21.17%	36.64%
Class I Shares[3]	21.28%	37.00%
Class Z Shares[3]	21.35%	37.14%
Russell 2000 Growth Index	14.44%	24.90%

1	Includes the impact of proceeds received and credited to the Fund resulting from class action settlements, which enhanced the performance of all share classes of the Fund for the six- and 12-month periods ended January 31, 2018, by 0.00% and 0.01%, respectively.

2	Effective January 31, 2009, Class B shares are no longer available for purchase to new investors. Please see Note A for more information.

3	Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

Please keep in mind that high, double-digit returns are highly unusual and cannot be sustained. Investors should also be aware that these returns were primarily achieved during favorable market conditions.

INVESTMENT RESULTS

The table above shows the Fund’s performance compared to its benchmark, the Russell 2000 Growth Index, for the six- and 12-month periods ended January 31, 2018.

All share classes of the Fund outperformed the benchmark for both periods, before sales charges. For the six-month period, stock selection was the main driver of returns relative to the benchmark, primarily within the consumer/commercial services, industrials and financials sectors. Stock selection in the health care sector detracted, due largely to negative contributions from the biopharmaceutical and devices subsectors.

2 | AB SMALL CAP GROWTH PORTFOLIO	abfunds.com

For the 12-month period, stock selection was the main driver of returns. Selections in the consumer/commercial services, technology and industrials sectors contributed the most. Stock selection in the energy sector detracted, as did selection in the biopharmaceutical subsector.

The Fund did not utilize derivatives during either period.

MARKET REVIEW AND INVESTMENT STRATEGY

US stocks rallied strongly over the six-month period ended January 31, 2018, in an environment of strong corporate earnings and global growth. In terms of style, growth stocks outperformed value stocks, and large-cap equities outperformed their small-cap peers. US tax reform was a major tailwind to stocks, with the Tax Cuts and Jobs Act ultimately signed into law in late December. Volatility, as measured by the Chicago Board Options Exchange Volatility Index, remained at historic lows during the period, and oil prices advanced past three-year highs.

The Fund continues to be built from the bottom up, with an emphasis on companies that can deliver fundamental outperformance. Relative valuations for companies with this profile—positive earnings revisions and surprises—remain below the long-term average. Reflecting this bottom-up investment process, the Fund’s Senior Investment Management Team continued to find opportunities across most sectors. The Fund emphasizes secular firms that have unique growth drivers or company specific initiatives that would support future earnings growth even in the absence of a material acceleration in economic outlook.

INVESTMENT POLICIES

The Fund invests primarily in a diversified portfolio of equity securities with relatively smaller capitalizations as compared to the overall US market. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of smaller companies. For these purposes, “smaller companies” are those that, at the time of investment, fall within the lowest 20% of the total US equity market capitalization (excluding, for purposes of this calculation, companies with market capitalizations of less than $10 million). Because the Fund’s definition of smaller companies is dynamic, the limits on market capitalization will change with the markets.

The Fund may invest in any company and industry and in any type of equity security with potential for capital appreciation. It invests in well-known and established companies and in new and less-seasoned companies. The Fund’s investment policies emphasize investments in companies that are demonstrating improving financial results and a favorable earnings outlook. The Fund may invest in foreign securities.

(continued on next page)

abfunds.com	AB SMALL CAP GROWTH PORTFOLIO | 3

The Fund may periodically invest in the securities of companies that are expected to appreciate due to a development particularly or uniquely applicable to that company regardless of general business conditions or movements of the market as a whole.

The Fund invests primarily in equity securities but may also invest in other types of securities, such as preferred stocks. The Fund may, at times, invest in shares of exchange-traded funds (“ETFs”) in lieu of making direct investments in securities. ETFs may provide more efficient and economical exposure to the types of companies and geographic locations in which the Fund seeks to invest than direct investments. The Fund may also invest up to 20% of its total assets in rights or warrants.

The Fund may enter into derivatives transactions, such as options, futures contracts, forwards and swaps. The Fund may use options strategies involving the purchase and/or writing of various combinations of call and/or put options, including on individual securities and stock indices, futures contracts (including futures contracts on individual securities and stock indices) or shares of ETFs. These transactions may be used, for example, in an effort to earn extra income, to adjust exposure to individual securities or markets, or to protect all or a portion of the Fund’s portfolio from a decline in value, sometimes within certain ranges.

4 | AB SMALL CAP GROWTH PORTFOLIO	abfunds.com

DISCLOSURES AND RISKS

Benchmark Disclosure

The Russell 2000® Growth Index is unmanaged and does not reflect fees and expenses associated with the active management of a mutual fund portfolio. The Russell 2000 Growth Index represents the performance of 2,000 small-cap growth companies within the US. An investor cannot invest directly in an index, and its results are not indicative of the performance for any specific investment, including the Fund.

A Word About Risk

Market Risk: The value of the Fund’s assets will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing, such as growth, may underperform the market generally.

Capitalization Risk: Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources.

Foreign (Non-US) Risk: Investments in securities of non-US issuers may involve more risk than those of US issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

Derivatives Risk: Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and may be subject to counterparty risk to a greater degree than more traditional investments.

Management Risk: The Fund is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results.

These risks are fully discussed in the Fund’s prospectus. As with all investments, you may lose money by investing in the Fund.

An Important Note About Historical Performance

The investment return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Performance shown in this report represents past performance and does not guarantee future results. Current

abfunds.com	AB SMALL CAP GROWTH PORTFOLIO | 5

DISCLOSURES AND RISKS (continued)

performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.abfunds.com.

All fees and expenses related to the operation of the Fund have been deducted. Net asset value (“NAV”) returns do not reflect sales charges; if sales charges were reflected, the Fund’s quoted performance would be lower. SEC returns reflect the applicable sales charges for each share class: a 4.25% maximum front-end sales charge for Class A shares; the applicable contingent deferred sales charge for Class B shares (4% year 1, 3% year 2, 2% year 3, 1% year 4) and a 1% 1-year contingent deferred sales charge for Class C shares. Returns for the different share classes will vary due to different expenses associated with each class. Performance assumes reinvestment of distributions and does not account for taxes.

6 | AB SMALL CAP GROWTH PORTFOLIO	abfunds.com

HISTORICAL PERFORMANCE

AVERAGE ANNUAL RETURNS AS OF JANUARY 31, 2018 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)
CLASS A SHARES
1 Year	36.69%	30.88%
5 Years	15.11%	14.12%
10 Years	12.02%	11.54%
CLASS B SHARES
1 Year	35.61%	31.61%
5 Years	14.19%	14.19%
10 Years[1]	11.27%	11.27%
CLASS C SHARES
1 Year	35.65%	34.65%
5 Years	14.25%	14.25%
10 Years	11.17%	11.17%
ADVISOR CLASS SHARES[2]
1 Year	37.00%	37.00%
5 Years	15.41%	15.41%
10 Years	12.32%	12.32%
CLASS R SHARES[2]
1 Year	36.13%	36.13%
5 Years	14.77%	14.77%
10 Years	11.77%	11.77%
CLASS K SHARES[2]
1 Year	36.64%	36.64%
5 Years	15.14%	15.14%
10 Years	12.13%	12.13%
CLASS I SHARES[2]
1 Year	37.00%	37.00%
5 Years	15.49%	15.49%
10 Years	12.48%	12.48%
CLASS Z SHARES[2]
1 Year	37.14%	37.14%
Since Inception[3]	12.91%	12.91%

The Fund’s current prospectus fee table shows the Fund’s total annual operating expense ratios as 1.19%, 1.98%, 1.95%, 0.94%, 1.53%, 1.22%, 0.93% and 0.83% for Class A, Class B, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

(footnotes continued on next page)

abfunds.com	AB SMALL CAP GROWTH PORTFOLIO | 7

HISTORICAL PERFORMANCE (continued)

1	Assumes conversion of Class B shares into Class A shares after eight years.

2	These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

3	Inception date: 6/30/2015.

8 | AB SMALL CAP GROWTH PORTFOLIO	abfunds.com

HISTORICAL PERFORMANCE (continued)

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

DECEMBER 31, 2017 (unaudited)

SEC Returns (reflects applicable sales charges)
CLASS A SHARES
1 Year	28.88%
5 Years	14.07%
10 Years	9.46%
CLASS B SHARES
1 Year	29.56%
5 Years	14.15%
10 Years[1]	9.21%
CLASS C SHARES
1 Year	32.62%
5 Years	14.21%
10 Years	9.10%
ADVISOR CLASS SHARES[2]
1 Year	34.93%
5 Years	15.36%
10 Years	10.23%
CLASS R SHARES[2]
1 Year	34.09%
5 Years	14.72%
10 Years	9.70%
CLASS K SHARES[2]
1 Year	34.54%
5 Years	15.10%
10 Years	10.04%
CLASS I SHARES[2]
1 Year	34.91%
5 Years	15.45%
10 Years	10.39%
CLASS Z SHARES[2]
1 Year	35.03%
Since Inception[3]	10.87%

1	Assumes conversion of Class B shares into Class A shares after eight years.

2	Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

3	Inception date: 6/30/2015.

abfunds.com	AB SMALL CAP GROWTH PORTFOLIO | 9

EXPENSE EXAMPLE

(unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value August 1, 2017	Ending Account Value January 31, 2018	Expenses Paid During Period*	Annualized Expense Ratio*	Total Expenses Paid During Period+	Total Annualized Expense Ratio+
Class A
Actual	$1,000	$1,211.50	$6.35	1.14%	$6.35	1.14%
Hypothetical**	$1,000	$1,019.46	$5.80	1.14%	$5.80	1.14%

10 | AB SMALL CAP GROWTH PORTFOLIO	abfunds.com

EXPENSE EXAMPLE (continued)

	Beginning Account Value August 1, 2017	Ending Account Value January 31, 2018	Expenses Paid During Period*	Annualized Expense Ratio*	Total Expenses Paid During Period+	Total Annualized Expense Ratio+
Class B
Actual	$1,000	$1,206.70	$10.79	1.94%	$10.85	1.95%
Hypothetical**	$1,000	$1,015.43	$9.86	1.94%	$9.91	1.95%
Class C
Actual	$1,000	$1,206.90	$10.51	1.89%	$10.51	1.89%
Hypothetical**	$1,000	$1,015.68	$9.60	1.89%	$9.60	1.89%
Advisor Class
Actual	$1,000	$1,212.90	$4.96	0.89%	$4.96	0.89%
Hypothetical**	$1,000	$1,020.72	$4.53	0.89%	$4.53	0.89%
Class R
Actual	$1,000	$1,209.20	$8.52	1.53%	$8.58	1.54%
Hypothetical**	$1,000	$1,017.49	$7.78	1.53%	$7.83	1.54%
Class K
Actual	$1,000	$1,211.70	$6.19	1.11%	$6.19	1.11%
Hypothetical**	$1,000	$1,019.61	$5.65	1.11%	$5.65	1.11%
Class I
Actual	$1,000	$1,212.80	$4.96	0.89%	$5.02	0.90%
Hypothetical**	$1,000	$1,020.72	$4.53	0.89%	$4.58	0.90%
Class Z
Actual	$1,000	$1,213.50	$4.52	0.81%	$4.52	0.81%
Hypothetical**	$1,000	$1,021.12	$4.13	0.81%	$4.13	0.81%

*	Expenses are equal to the classes’ annualized expense ratios multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

**	Assumes 5% annual return before expenses.

+	In connection with the Fund’s investments in affiliated/unaffiliated underlying portfolios, the Fund incurs no direct expenses, but bears proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated/unaffiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Fund in an amount equal to the Fund’s pro rata share of certain acquired fund fees and expenses of the affiliated underlying portfolios. The Fund’s total expenses are equal to the classes’ annualized expense ratio plus the Fund’s pro rata share of the weighted average expense ratio of the affiliated/unaffiliated underlying portfolios in which it invests, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

abfunds.com	AB SMALL CAP GROWTH PORTFOLIO | 11

PORTFOLIO SUMMARY

January 31, 2018 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($mil): $1,496.4

TEN LARGEST HOLDINGS2

Company	U.S. $ Value	Percent of Net Assets
GrubHub, Inc.	$25,801,197	1.7%
Grand Canyon Education, Inc.	25,383,480	1.7
Teladoc, Inc.	25,035,036	1.7
Planet Fitness, Inc.	23,640,372	1.6
Proofpoint, Inc.	23,484,188	1.6
Five Below, Inc.	23,479,467	1.6
iRhythm Technologies, Inc.	23,081,223	1.5
Lithia Motors, Inc. – Class A	22,869,304	1.5
Intersect ENT, Inc.	22,727,102	1.5
RingCentral, Inc. – Class A	22,328,974	1.5
	$237,830,343	15.9%

1	All data are as of January 31, 2018. The Fund’s sector breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.

2	Long-term investments.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market. These sector classifications are broadly defined. The “Portfolio of Investments” section of the report reflects more specific industry information and is consistent with the investment restrictions discussed in the Fund’s prospectus.

12 | AB SMALL CAP GROWTH PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS

January 31, 2018 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 98.0%
Information Technology – 27.1%
Communications Equipment – 0.7%
Ciena Corp.(a)	511,360	$10,881,741

Electronic Equipment, Instruments & Components – 1.1%
National Instruments Corp.	336,900	16,824,786

Internet Software & Services – 9.2%
2U, Inc.(a)	275,578	20,467,178
Cimpress NV(a)(b)	140,728	17,930,154
CoStar Group, Inc.(a)	15,128	5,235,952
GrubHub, Inc.(a)	357,110	25,801,197
LogMeIn, Inc.	175,100	22,027,580
New Relic, Inc.(a)	305,170	18,227,804
Q2 Holdings, Inc.(a)	257,076	10,887,169
Trade Desk, Inc. (The) – Class A(a)(b)	344,612	16,706,790

		137,283,824

Semiconductors & Semiconductor Equipment – 4.5%
Advanced Energy Industries, Inc.(a)	204,820	14,568,847
Cavium, Inc.(a)	201,390	17,879,404
Monolithic Power Systems, Inc.	153,729	18,312,199
Silicon Laboratories, Inc.(a)	178,092	17,132,450

		67,892,900

Software – 10.9%
Aspen Technology, Inc.(a)	238,220	18,450,139
Blackbaud, Inc.	190,400	18,244,128
Blackline, Inc.(a)	264,020	8,773,385
Guidewire Software, Inc.(a)	216,345	17,188,610
HubSpot, Inc.(a)	188,666	18,310,035
Paylocity Holding Corp.(a)	387,688	20,272,206
Proofpoint, Inc.(a)	230,192	23,484,188
RingCentral, Inc. – Class A(a)	411,215	22,328,974
Take-Two Interactive Software, Inc.(a)	119,483	15,134,912

		162,186,577

Technology Hardware, Storage & Peripherals – 0.7%
Pure Storage, Inc. – Class A(a)	521,318	10,499,344

		405,569,172

Health Care – 22.0%
Biotechnology – 10.2%
Adamas Pharmaceuticals, Inc.(a)(b)	221,803	8,393,026
Aimmune Therapeutics, Inc.(a)	217,176	7,646,767
Audentes Therapeutics, Inc.(a)	139,125	4,883,287
Avexis, Inc.(a)	83,190	10,293,099
BeiGene Ltd. (ADR)(a)(b)	63,129	8,569,762

abfunds.com	AB SMALL CAP GROWTH PORTFOLIO | 13

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Biohaven Pharmaceutical Holding Co., Ltd.(a)	249,964	$8,638,756
Blueprint Medicines Corp.(a)	145,459	11,440,350
Clovis Oncology, Inc.(a)	159,680	9,660,640
Exact Sciences Corp.(a)	259,510	12,900,242
Loxo Oncology, Inc.(a)	109,129	11,073,320
Madrigal Pharmaceuticals, Inc.(a)	20,010	2,969,884
Neurocrine Biosciences, Inc.(a)	133,030	11,370,074
NuCana PLC (ADR)(a)(b)	343,908	8,429,185
Prothena Corp. PLC(a)(b)	172,960	7,229,728
Sage Therapeutics, Inc.(a)	91,153	17,300,839
TESARO, Inc.(a)(b)	67,685	4,566,030
Ultragenyx Pharmaceutical, Inc.(a)	140,559	7,498,823

		152,863,812

Health Care Equipment & Supplies – 4.9%
iRhythm Technologies, Inc.(a)	387,074	23,081,223
Nevro Corp.(a)	208,755	16,754,676
Penumbra, Inc.(a)	191,057	19,029,277
Tactile Systems Technology, Inc.(a)(b)	433,994	13,683,831

		72,549,007

Health Care Technology – 3.0%
Teladoc, Inc.(a)(b)	669,386	25,035,036
Vocera Communications, Inc.(a)	690,903	20,243,458

		45,278,494

Life Sciences Tools & Services – 1.1%
ICON PLC(a)	152,042	16,651,640

Pharmaceuticals – 2.8%
Aerie Pharmaceuticals, Inc.(a)	139,885	7,672,692
GW Pharmaceuticals PLC (ADR)(a)(b)	43,730	6,040,425
Intersect ENT, Inc.(a)	608,490	22,727,102
Revance Therapeutics, Inc.(a)	162,663	5,254,015

		41,694,234

		329,037,187

Industrials – 17.4%
Aerospace & Defense – 1.9%
Hexcel Corp.	170,825	11,675,889
Mercury Systems, Inc.(a)	335,124	16,092,654

		27,768,543

Commercial Services & Supplies – 1.0%
Tetra Tech, Inc.	304,430	15,130,171

Construction & Engineering – 1.4%
Dycom Industries, Inc.(a)	178,213	20,799,239

Industrial Conglomerates – 0.8%
Carlisle Cos., Inc.	101,300	11,569,473

14 | AB SMALL CAP GROWTH PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Machinery – 8.4%
Astec Industries, Inc.	23,530	$1,468,272
Gardner Denver Holdings, Inc.(a)	462,995	16,010,367
Gates Industrial Corp. PLC(a)	553,139	10,841,524
IDEX Corp.	107,506	15,424,961
John Bean Technologies Corp.	142,630	16,224,162
Kennametal, Inc.	397,070	19,369,075
Lincoln Electric Holdings, Inc.	163,313	15,934,449
Nordson Corp.	105,730	15,195,516
RBC Bearings, Inc.(a)	117,388	14,790,888

		125,259,214

Road & Rail – 1.6%
Genesee & Wyoming, Inc. – Class A(a)	179,263	14,314,151
Saia, Inc.(a)	130,020	9,823,011

		24,137,162

Trading Companies & Distributors – 2.3%
H&E Equipment Services, Inc.	396,740	15,623,621
SiteOne Landscape Supply, Inc.(a)	253,961	19,341,670

		34,965,291

		259,629,093

Consumer Discretionary – 16.3%
Distributors – 1.3%
Pool Corp.	140,968	19,064,512

Diversified Consumer Services – 3.0%
Bright Horizons Family Solutions, Inc.(a)	197,325	19,377,315
Grand Canyon Education, Inc.(a)	272,970	25,383,480

		44,760,795

Hotels, Restaurants & Leisure – 4.0%
Hilton Grand Vacations, Inc.(a)	410,883	18,477,409
Planet Fitness, Inc.(a)	700,248	23,640,372
Vail Resorts, Inc.	85,410	18,667,210

		60,784,991

Internet & Direct Marketing Retail – 1.0%
Wayfair, Inc. – Class A(a)(b)	164,458	15,131,781

Multiline Retail – 1.2%
Ollie’s Bargain Outlet Holdings, Inc.(a)	332,735	18,483,429

Specialty Retail – 5.8%
Five Below, Inc.(a)	361,612	23,479,467
Floor & Decor Holdings, Inc. – Class A(a)	393,134	18,437,985
Lithia Motors, Inc. – Class A	183,013	22,869,304
Sleep Number Corp.(a)(b)	569,559	21,438,201

		86,224,957

		244,450,465

abfunds.com	AB SMALL CAP GROWTH PORTFOLIO | 15

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Financials – 6.6%
Banks – 3.4%
Pinnacle Financial Partners, Inc.	46,170	$2,922,561
Sterling Bancorp/DE	594,156	14,705,361
SVB Financial Group(a)	64,292	15,851,192
Western Alliance Bancorp(a)	283,283	16,617,381

		50,096,495

Capital Markets – 2.9%
Hamilton Lane, Inc. – Class A	276,554	10,309,933
Houlihan Lokey, Inc.	346,907	16,547,464
Stifel Financial Corp.	252,557	17,052,649

		43,910,046

Insurance – 0.3%
Trupanion, Inc.(a)(b)	122,340	4,272,113

		98,278,654

Materials – 2.9%
Chemicals – 1.6%
Ingevity Corp.(a)	82,150	5,959,982
PolyOne Corp.	429,915	18,684,106

		24,644,088

Construction Materials – 1.3%
Summit Materials, Inc. – Class A(a)	599,860	19,165,527

		43,809,615

Energy – 2.5%
Energy Equipment & Services – 1.6%
Forum Energy Technologies, Inc.(a)	638,121	10,784,245
Oil States International, Inc.(a)	399,278	12,776,896

		23,561,141

Oil, Gas & Consumable Fuels – 0.9%
Matador Resources Co.(a)	420,255	13,620,464

		37,181,605

Consumer Staples – 2.3%
Food & Staples Retailing – 1.1%
Chefs’ Warehouse, Inc. (The)(a)	848,454	17,266,039

Food Products – 1.2%
Freshpet, Inc.(a)(b)	956,704	17,603,354

		34,869,393

Telecommunication Services – 0.9%
Diversified Telecommunication Services – 0.9%
Vonage Holdings Corp.(a)	1,181,487	13,220,840

Total Common Stocks (cost $950,218,334)		1,466,046,024

16 | AB SMALL CAP GROWTH PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

INVESTMENT COMPANIES – 0.9%
Funds and Investment Trusts – 0.9%
iShares Russell 2000 Growth ETF(c) (cost $10,834,269)	70,700	$13,698,125

PREFERRED STOCKS – 0.1%
Consumer Discretionary – 0.1%
Household Durables – 0.1%
Honest Co. (The) – Series D 0.00%(a)(d)(e)(f)	29,639	734,306
Honest Co., Inc. – Series E 0.00%(a)(d)(e)(f)	7,460	137,656

Total Preferred Stocks (cost $1,502,385)		871,962

SHORT-TERM INVESTMENTS – 1.0%
Investment Companies – 1.0%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 1.17%(c)(g)(h) (cost $15,099,883)	15,099,883	15,099,883

Total Investments Before Security Lending Collateral for Securities Loaned – 100.0% (cost $977,654,871)		1,495,715,994

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 7.6%
Investment Companies – 7.6%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 1.17%(c)(g)(h) (cost $113,678,324)	113,678,324	113,678,324

Total Investments – 107.6% (cost $1,091,333,195)		1,609,394,318
Other assets less liabilities – (7.6)%		(113,039,200)

Net Assets – 100.0%		$1,496,355,118

abfunds.com	AB SMALL CAP GROWTH PORTFOLIO | 17

PORTFOLIO OF INVESTMENTS (continued)

(a)	Non-income producing security.

(b)	Represents entire or partial securities out on loan. See Note E for securities lending information.

(c)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(e)	Illiquid security.

(f)	Fair valued by the Adviser.

(g)	Affiliated investments.

(h)	The rate shown represents the 7-day yield as of period end.

Glossary:

ADR – American Depositary Receipt

ETF – Exchange Traded Fund

See notes to financial statements.

18 | AB SMALL CAP GROWTH PORTFOLIO	abfunds.com

STATEMENT OF ASSETS & LIABILITIES

January 31, 2018 (unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $962,554,988)	$1,480,616,111	(a)
Affiliated issuers (cost $128,778,207—including investment of cash collateral for securities loaned of $113,678,324)	128,778,207
Receivable for investment securities sold	10,651,262
Receivable for capital stock sold	1,129,849
Unaffiliated dividends and interest receivable	49,373
Affiliated dividends receivable	16,083

Total assets	1,621,240,885

Liabilities
Payable for collateral received on securities loaned	113,678,324
Payable for investment securities purchased	8,349,974
Payable for capital stock redeemed	1,510,271
Advisory fee payable	920,351
Distribution fee payable	158,963
Transfer Agent fee payable	68,556
Administrative fee payable	24,246
Directors’ fees payable	2,732
Accrued expenses	172,350

Total liabilities	124,885,767

Net Assets	$1,496,355,118

Composition of Net Assets
Capital stock, at par	$2,650
Additional paid-in capital	960,961,589
Accumulated net investment loss	(5,337,854)
Accumulated net realized gain on investment transactions	22,667,610
Net unrealized appreciation on investments	518,061,123

	$1,496,355,118

Net Asset Value Per Share—27 billion shares of capital stock authorized, $.0001 par value

Class	Net Assets	Outstanding	Value

A	$538,818,163	9,882,707	$54.52	*

B	$1,335,254	37,624	$35.49

C	$28,113,618	781,184	$35.99

Advisor	$339,648,829	5,731,680	$59.26

R	$32,480,192	613,349	$52.96

K	$38,430,844	688,275	$55.84

I	$384,109,123	6,509,964	$59.00

Z	$133,419,095	2,255,011	$59.17

(a)	Includes securities on loan with a value of $111,141,876 (see Note E).

*	The maximum offering price per share for Class A shares was $56.94 which reflects a sales charge of 4.25%.

See notes to financial statements.

abfunds.com	AB SMALL CAP GROWTH PORTFOLIO | 19

STATEMENT OF OPERATIONS

Six Months Ended January 31, 2018 (unaudited)

Investment Income
Dividends
Unaffiliated issuers	$1,833,896
Affiliated issuers	636,647	$2,470,543

Expenses
Advisory fee (see Note B)	5,211,032
Distribution fee—Class A	622,707
Distribution fee—Class B	6,490
Distribution fee—Class C	137,905
Distribution fee—Class R	84,723
Distribution fee—Class K	50,323
Transfer agency—Class A	255,690
Transfer agency—Class B	1,042
Transfer agency—Class C	14,634
Transfer agency—Advisor Class	169,262
Transfer agency—Class R	42,144
Transfer agency—Class K	15,130
Transfer agency—Class I	189,192
Transfer agency—Class Z	11,200
Custodian	103,005
Registration fees	71,766
Printing	52,606
Administrative	37,494
Audit and tax	24,771
Legal	19,834
Directors’ fees	14,850
Miscellaneous	20,247

Total expenses	7,156,047
Less: expenses waived and reimbursed by the Adviser (see Notes B & E)	(104,276)

Net expenses		7,051,771

Net investment loss		(4,581,228)

Realized and Unrealized Gain on Investment Transactions
Net realized gain on investment transactions		94,693,077
Net change in unrealized appreciation/depreciation of investments		178,342,558

Net gain on investment transactions		273,035,635

Net Increase in Net Assets from Operations		$268,454,407

See notes to financial statements.

20 | AB SMALL CAP GROWTH PORTFOLIO	abfunds.com

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended January 31, 2018 (unaudited)	Year Ended July 31, 2017
Increase (Decrease) in Net Assets from Operations
Net investment loss	$(4,581,228)	$(7,655,473)
Net realized gain on investment transactions	94,693,077	123,855,523
Net change in unrealized appreciation/depreciation of investments	178,342,558	110,587,154

Net increase in net assets from operations	268,454,407	226,787,204
Distributions to Shareholders from
Net realized gain on investment transactions
Class A	(43,997,774)	(7,225,274)
Class B	(162,693)	(46,330)
Class C	(3,319,298)	(1,188,647)
Advisor Class	(27,307,196)	(5,602,479)
Class R	(3,088,203)	(848,050)
Class K	(3,274,124)	(1,155,471)
Class I	(28,475,965)	(6,202,047)
Class Z	(9,532,554)	(1,347,008)
Capital Stock Transactions
Net increase (decrease)	52,168,742	(17,208,382)

Total increase	201,465,342	185,963,516
Net Assets
Beginning of period	1,294,889,776	1,108,926,260

End of period (including accumulated net investment loss of ($5,337,854) and ($756,626), respectively)	$1,496,355,118	$1,294,889,776

See notes to financial statements.

abfunds.com	AB SMALL CAP GROWTH PORTFOLIO | 21

NOTES TO FINANCIAL STATEMENTS

January 31, 2018 (unaudited)

NOTE A

Significant Accounting Policies

AB Cap Fund, Inc. (the “Company”), which is a Maryland corporation, is registered under the Investment Company Act of 1940 as an open-end management investment company. The Company operates as a series company currently comprised of 29 portfolios. Each portfolio is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AB Small Cap Growth Portfolio (the “Fund”), a diversified portfolio. The Fund has authorized the issuance of Class A, Class B, Class C, Advisor Class, Class R, Class K, Class I, Class Z and Class T shares. Class T shares have not been issued. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Effective January 31, 2009, sales of Class B shares of the Fund to new investors were suspended. Class B shares will only be issued (i) upon the exchange of Class B shares from another AB mutual fund, (ii) for purposes of dividend reinvestment, (iii) through the Fund’s Automatic Investment Program (the “Program”) for accounts that established the Program prior to January 31, 2009, and (iv) for purchases of additional shares by Class B shareholders as of January 31, 2009. The ability to establish a new Program for accounts containing Class B shares was suspended as of January 31, 2009. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Effective April 10, 2017, Class C shares will automatically convert to Class A shares ten years after the end of the calendar month of purchase. Class R and Class K shares are sold without an initial or contingent deferred sales charge. Advisor Class, Class I and Class Z shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All nine classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. Effective February 1, 2013, the Fund was closed to new investors, subject to certain exceptions. Effective June 1, 2016, with the exception of Class B shares, the Fund reopened to new investors. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) which require management to make certain estimates and

22 | AB SMALL CAP GROWTH PORTFOLIO	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Company’s Board of Directors (the “Board”).

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, AllianceBernstein L.P. (the “Adviser”) will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Such factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In

abfunds.com	AB SMALL CAP GROWTH PORTFOLIO | 23

NOTES TO FINANCIAL STATEMENTS (continued)

cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments

24 | AB SMALL CAP GROWTH PORTFOLIO	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2018:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks(a)	$1,466,046,024		$	– 0	–	$	– 0	–	$1,466,046,024
Investment Companies	13,698,125			– 0	–		– 0	–	13,698,125
Preferred Stocks	– 0	–		– 0	–		871,962		871,962
Short-Term Investments	15,099,883			– 0	–		– 0	–	15,099,883
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	113,678,324			– 0	–		– 0	–	113,678,324

Total Investments in Securities	1,608,522,356			– 0	–		871,962		1,609,394,318
Other Financial Instruments(b)	– 0	–		– 0	–		– 0	–	– 0	–

Total(c)	$1,608,522,356		$	– 0	–		$871,962		$1,609,394,318

(a)	See Portfolio of Investments for sector classifications.

(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(c)	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

abfunds.com	AB SMALL CAP GROWTH PORTFOLIO | 25

NOTES TO FINANCIAL STATEMENTS (continued)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Preferred Stocks		Total
Balance as of 7/31/17	$1,197,860		$1,197,860
Accrued discounts/(premiums)	– 0	–	– 0	–
Realized gain (loss)	– 0	–	– 0	–
Change in unrealized appreciation/depreciation	(472,150)		(472,150)
Purchases	146,252		146,252
Sales	– 0	–	– 0	–
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 1/31/18	$871,962		$871,962

Net change in unrealized appreciation/depreciation from investments held as of 1/31/18(a)	$(472,150)		$(472,150)

(a)	The unrealized appreciation/depreciation is included in net change in unrealized appreciation/depreciation on investments and other financial instruments in the accompanying statement of operations.

The Adviser established the Committee to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and processes at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

26 | AB SMALL CAP GROWTH PORTFOLIO	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

abfunds.com	AB SMALL CAP GROWTH PORTFOLIO | 27

NOTES TO FINANCIAL STATEMENTS (continued)

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. The Fund amortizes premiums and accretes discounts as adjustments to interest income.

6. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Company are charged proportionately to each portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .75% of the first $2.5 billion, .65% of the excess over $2.5 billion up to $5 billion and .60% of the excess over $5 billion as a percentage of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Pursuant to the investment advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the six months ended January 31, 2018, the reimbursement for such services amounted to $37,494.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $216,890 for the six months ended January 31, 2018.

28 | AB SMALL CAP GROWTH PORTFOLIO	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has retained front-end sales charges of $3,684 from the sale of Class A shares and received $4,779, $300 and $76 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares, respectively, for the six months ended January 31, 2018.

The Fund may invest in AB Government Money Market Portfolio (the “Government Money Market Portfolio”) which has a contractual annual advisory fee rate of ..20% of the portfolio’s average daily net assets and bears its own expenses. In connection with the investment by the Fund in the Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fee of Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the six months ended January 31, 2018, such waiver amounted to $22,720.

A summary of the Fund’s transactions in AB mutual funds for the six months ended January 31, 2018 is as follows:

Fund	Market Value 7/31/17 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 1/31/18 (000)	Dividend Income (000)
Government Money Market Portfolio	$41,064	$135,982	$161,946	$15,100	$104
Government Money Market Portfolio*	84,994	419,457	390,773	113,678	533

Total				$128,778	$637

*	Investments of cash collateral for securities lending transactions (see Note E).

Brokerage commissions paid on investment transactions for the six months ended January 31, 2018 amounted to $317,620, of which $0 and $0, respectively, was paid to Sanford C. Bernstein & Co. LLC and Sanford C. Bernstein Limited, affiliates of the Adviser.

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Fund’s average daily net assets attributable to Class A shares, 1% of the Fund’s average daily net assets attributable to both Class B and Class C shares, .50% of the Fund’s average daily net assets attributable to Class R shares and .25% of the Fund’s

abfunds.com	AB SMALL CAP GROWTH PORTFOLIO | 29

NOTES TO FINANCIAL STATEMENTS (continued)

average daily net assets attributable to Class K shares. There are no distribution and servicing fees on the Advisor Class, Class I and Class Z shares. Effective October 31, 2014, payments under the Agreement in respect of Class A shares are limited to an annual rate of .25% of Class A shares’ average daily net assets. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of the Fund’s operations, the Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amounts of $20,219,451, $2,750,976, $650,176 and $696,636 for Class B, Class C, Class R and Class K shares, respectively. While such costs may be recovered from the Fund in future periods so long as the Agreement is in effect, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund’s shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended January 31, 2018 were as follows:

	Purchases		Sales
Investment securities (excluding
U.S. government securities)	$414,549,118		$464,201,652
U.S. government securities	– 0	–	– 0	–

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$523,558,511
Gross unrealized depreciation	(5,497,388)

Net unrealized appreciation	$518,061,123

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The Fund did not engage in derivatives transactions for the six months ended January 31, 2018.

30 | AB SMALL CAP GROWTH PORTFOLIO	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E

Securities Lending

The Fund may enter into securities lending transactions. Under the Fund’s securities lending program, all loans of securities will be collateralized continually by cash. The Fund will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Fund in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. It is the policy of the Fund to receive collateral consisting of cash in an amount exceeding the value of the securities loaned. The Fund will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Fund amounts equal to any income or other distributions from the securities. The Fund will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Fund, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and liabilities. When the Fund lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. At January 31, 2018, the Fund had securities on loan with a value of $111,141,330 and had received cash collateral which has been

abfunds.com	AB SMALL CAP GROWTH PORTFOLIO | 31

NOTES TO FINANCIAL STATEMENTS (continued)

invested into Government Money Market Portfolio of $113,678,324. The cash collateral will be adjusted on the next business day to maintain the required collateral amount. The Fund earned securities lending income of $0 and $533,143 from the borrowers and Government Money Market Portfolio, respectively, for the six months ended January 31, 2018; these amounts are reflected in the statement of operations. In connection with the cash collateral investment by the Fund in the Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Fund’s share of the advisory fees of Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the six months ended January 31, 2018, such waiver amounted to $81,556. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities.

NOTE F

Capital Stock

Each class consists of 3,000,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	Shares		Amount
	Six Months Ended January 31, 2018 (unaudited)	Year Ended July 31, 2017	Six Months Ended January 31, 2018 (unaudited)	Year Ended July 31, 2017

Class A
Shares sold	537,095	4,107,221	$27,904,527	$183,226,064

Shares issued in reinvestment of distributions	820,760	160,291	41,686,411	6,781,894

Shares converted from Class B	3,512	12,637	183,279	550,996

Shares converted from Class C	7,014	215,002	371,449	10,165,505

Shares redeemed	(930,369)	(2,153,278)	(48,428,450)	(94,876,155)

Net increase	438,012	2,341,873	$21,717,216	$105,848,304

Class B
Shares sold	1,031	4,068	$35,953	$124,690

Shares issued in reinvestment of distributions	4,766	1,538	157,769	44,722

Shares converted to Class A	(5,190)	(18,311)	(183,279)	(550,996)

Shares redeemed	(1,289)	(7,171)	(45,351)	(223,357)

Net decrease	(682)	(19,876)	$(34,908)	$(604,941)

32 | AB SMALL CAP GROWTH PORTFOLIO	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

	Shares		Amount
	Six Months Ended January 31, 2018 (unaudited)	Year Ended July 31, 2017	Six Months Ended January 31, 2018 (unaudited)	Year Ended July 31, 2017

Class C
Shares sold	32,274	48,554	$1,141,511	$1,492,782

Shares issued in reinvestment of distributions	91,086	37,284	3,056,845	1,096,513

Shares converted to Class A	(10,231)	(310,163)	(371,449)	(10,165,505)

Shares redeemed	(134,263)	(319,762)	(4,896,135)	(9,805,148)

Net decrease	(21,134)	(544,087)	$(1,069,228)	$(17,381,358)

Advisor Class
Shares sold	568,299	2,123,318	$32,236,318	$103,304,850

Shares issued in reinvestment of distributions	339,940	86,364	18,761,274	3,933,861

Shares redeemed	(1,002,179)	(2,471,406)	(57,132,188)	(116,312,691)

Net decrease	(93,940)	(261,724)	$(6,134,596)	$(9,073,980)

Class R
Shares sold	81,083	153,209	$4,122,529	$6,719,829

Shares issued in reinvestment of distributions	62,565	20,494	3,088,193	848,048

Shares redeemed	(234,546)	(465,643)	(11,844,046)	(20,033,609)

Net decrease	(90,898)	(291,940)	$(4,633,324)	$(12,465,732)

Class K
Shares sold	74,826	187,456	$4,023,548	$8,517,165

Shares issued in reinvestment of distributions	62,891	26,709	3,270,986	1,155,456

Shares redeemed	(251,487)	(1,066,152)	(13,464,721)	(47,456,747)

Net decrease	(113,770)	(851,987)	$(6,170,187)	$(37,784,126)

Class I
Shares sold	929,935	1,352,005	$52,231,886	$65,074,309

Shares issued in reinvestment of distributions	518,199	136,695	28,474,999	6,201,852

Shares redeemed	(977,804)	(2,286,283)	(55,055,012)	(108,537,412)

Net increase (decrease)	470,330	(797,583)	$25,651,873	$(37,261,251)

Class Z
Shares sold	384,844	740,593	$22,016,249	$36,519,461

Shares issued in reinvestment of distributions	173,019	29,640	9,531,633	1,346,821

Shares redeemed	(153,573)	(1,026,088)	(8,705,986)	(46,351,580)

Net increase (decrease)	404,290	(255,855)	$22,841,896	$(8,485,298)

abfunds.com	AB SMALL CAP GROWTH PORTFOLIO | 33

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE G

Risks Involved in Investing in the Fund

Capitalization Risk—Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources.

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

Derivatives Risk—The Fund may enter into derivative transactions such as forwards, options, futures and swaps. Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and subject to counterparty risk to a greater degree than more traditional investments. Derivatives may result in significant losses, including losses that are far greater than the value of the derivatives reflected on the statement of assets and liabilities.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

NOTE H

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $280 million revolving credit facility (the “Facility”) intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended January 31, 2018.

NOTE I

Distributions to Shareholders

The tax character of distributions to be paid for the year ending July 31, 2018 will be determined at the end of the current fiscal year.

34 | AB SMALL CAP GROWTH PORTFOLIO	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

The tax character of distributions paid during the fiscal years ended July 31, 2017 and July 31, 2016 were as follows:

	2017	2016
Distributions paid from:
Long-term capital gains	$23,615,306	$107,708,547

Total taxable distributions	$23,615,306	$107,708,547

As of July 31, 2017, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income	$12,919,230
Undistributed capital gains	55,405,042
Unrealized appreciation/(depreciation)	317,770,008	(a)

Total accumulated earnings/(deficit)	$386,094,280

(a)	The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales and the tax treatment of passive foreign investment companies (PFICs).

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of July 31, 2017, the Fund did not have any capital loss carryforwards.

NOTE J

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

abfunds.com	AB SMALL CAP GROWTH PORTFOLIO | 35

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class A
Six Months Ended January 31, 2018 (unaudited)	Year Ended July 31,
2017	2016	2015	2014	2013

Net asset value, beginning of period	$ 49.25	$ 41.28	$ 48.82	$ 48.62	$ 47.08	$ 37.62

Income From Investment Operations
Net investment loss(a)	(.21	)(b)	(.38	)(b)†	(.32	)(b)	(.33)	(.47)	(.36)
Net realized and unrealized gain (loss) on investment transactions	10.27	9.32	(3.52)	6.07	5.28	11.10
Capital contributions	– 0	–	– 0	–	.00	(c)	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	10.06	8.94	(3.84)	5.74	4.81	10.74

Less: Distributions
Distributions from net realized gain on investment transactions	(4.79)	(.97)	(3.70)	(5.54)	(3.27)	(1.28)

Net asset value, end of period	$ 54.52	$ 49.25	$ 41.28	$ 48.82	$ 48.62	$ 47.08

Total Return
Total investment return based on net asset value(d)	21.15%	22.05	%†*‡	(7.77	)%*‡	13.24%	10.21	%*	29.47	%*
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$538,818	$465,188	$293,237	$378,062	$475,832	$452,253
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)	1.14	%^	1.17%	1.27%	1.20%	1.27%	1.34%
Expenses, before waivers/reimbursements(e)	1.15	%^	1.19%	1.28%	1.20%	1.27%	1.34%
Net investment loss	(.78	)%(b)^	(.85	)%(b)†	(.80	)%(b)	(.70)%	(.93)%	(.89)%
Portfolio turnover rate	30%	66%	70%	61%	80%	76%

See footnote summary on page 44.

36 | AB SMALL CAP GROWTH PORTFOLIO	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class B
Six Months Ended January 31, 2018 (unaudited)	Year Ended July 31,
2017	2016	2015	2014	2013

Net asset value, beginning of period	$ 33.67	$ 28.74	$ 35.48	$ 37.14	$ 36.93	$ 30.01

Income From Investment Operations
Net investment loss(a)	(.28	)(b)	(.47	)(b)†	(.46	)(b)	(.53)	(.67)	(.52)
Net realized and unrealized gain (loss) on investment transactions	6.89	6.37	(2.58)	4.41	4.15	8.72
Capital contributions	– 0	–	– 0	–	.00	(c)	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	6.61	5.90	(3.04)	3.88	3.48	8.20

Less: Distributions
Distributions from net realized gain on investment transactions	(4.79)	(.97)	(3.70)	(5.54)	(3.27)	(1.28)

Net asset value, end of period	$ 35.49	$ 33.67	$ 28.74	$ 35.48	$ 37.14	$ 36.93

Total Return
Total investment return based on net asset value(d)	20.67%	21.07	%†*‡	(8.48	)%*‡	12.22%	9.37	%*	28.45	%*
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,335	$1,290	$1,672	$2,652	$3,774	$5,329
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)	1.94	%^	1.97%	2.08%	1.99%	2.04%	2.12%
Expenses, before waivers/reimbursements(e)	1.96	%^	1.98%	2.08%	1.99%	2.04%	2.12%
Net investment loss	(1.59	)%(b)^	(1.53	)%(b)†	(1.60	)%(b)	(1.49)%	(1.72)%	(1.63)%
Portfolio turnover rate	30%	66%	70%	61%	80%	76%

See footnote summary on page 44.

abfunds.com	AB SMALL CAP GROWTH PORTFOLIO | 37

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class C
Six Months Ended January 31, 2018 (unaudited)	Year Ended July 31,
2017	2016	2015	2014	2013

Net asset value, beginning of period	$ 34.08	$ 29.06	$ 35.82	$ 37.41	$ 37.17	$ 30.18

Income From Investment Operations
Net investment loss(a)	(.27	)(b)	(.45	)(b)†	(.45	)(b)	(.52)	(.65)	(.53)
Net realized and unrealized gain (loss) on investment transactions	6.97	6.44	(2.61)	4.47	4.16	8.80
Capital contributions	– 0	–	– 0	–	.00	(c)	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	6.70	5.99	(3.06)	3.95	3.51	8.27

Less: Distributions
Distributions from net realized gain on investment transactions	(4.79)	(.97)	(3.70)	(5.54)	(3.27)	(1.28)

Net asset value, end of period	$ 35.99	$ 34.08	$ 29.06	$ 35.82	$ 37.41	$ 37.17

Total Return
Total investment return based on net asset value(d)	20.69%	21.15	%†*‡	(8.46	)%*‡	12.33%	9.39	%*	28.52	%*
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$28,114	$27,343	$39,132	$59,262	$67,619	$60,274
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)	1.89	%^	1.93%	2.02%	1.95%	2.00%	2.08%
Expenses, before waivers/reimbursements(e)	1.91	%^	1.95%	2.03%	1.95%	2.00%	2.08%
Net investment loss	(1.53	)%(b)^	(1.46	)%(b)†	(1.54	)%(b)	(1.45)%	(1.66)%	(1.64)%
Portfolio turnover rate	30%	66%	70%	61%	80%	76%

See footnote summary on page 44.

38 | AB SMALL CAP GROWTH PORTFOLIO	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Advisor Class
Six Months Ended January 31, 2018 (unaudited)	Year Ended July 31,
2017	2016	2015	2014	2013

Net asset value, beginning of period	$ 53.10	$ 44.33	$ 52.00	$ 51.31	$ 49.39	$ 39.30

Income From Investment Operations
Net investment loss(a)	(.15	)(b)	(.25	)(b)†	(.23	)(b)	(.22)	(.35)	(.27)
Net realized and unrealized gain (loss) on investment transactions	11.10	9.99	(3.74)	6.45	5.54	11.64
Capital contributions	– 0	–	– 0	–	.00	(c)	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	10.95	9.74	(3.97)	6.23	5.19	11.37

Less: Distributions
Distributions from net realized gain on investment transactions	(4.79)	(.97)	(3.70)	(5.54)	(3.27)	(1.28)

Net asset value, end of period	$ 59.26	$ 53.10	$ 44.33	$ 52.00	$ 51.31	$ 49.39

Total Return
Total investment return based on net asset value(d)	21.29%	22.34	%†*‡	(7.53	)%*‡	13.51%	10.51	%*	29.82	%*
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$339,649	$309,330	$269,857	$491,170	$426,149	$320,624
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)	.89	%^	.93%	1.01%	.94%	1.00%	1.07%
Expenses, before waivers/reimbursements(e)	.90	%^	.94%	1.02%	.94%	1.00%	1.07%
Net investment loss	(.53	)%(b)^	(.52	)%(b)†	(.54	)%(b)	(.44)%	(.65)%	(.64)%
Portfolio turnover rate	30%	66%	70%	61%	80%	76%

See footnote summary on page 44.

abfunds.com	AB SMALL CAP GROWTH PORTFOLIO | 39

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class R
Six Months Ended January 31, 2018 (unaudited)	Year Ended July 31,
2017	2016	2015	2014	2013

Net asset value, beginning of period	$ 48.05	$ 40.44	$ 48.03	$ 48.09	$ 46.71	$ 37.42

Income From Investment Operations
Net investment loss(a)	(.30	)(b)	(.47	)(b)†	(.43	)(b)	(.49)	(.59)	(.45)
Net realized and unrealized gain (loss) on investment transactions	10.00	9.05	(3.46)	5.97	5.24	11.02
Capital contributions	– 0	–	– 0	–	.00	(c)	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	9.70	8.58	(3.89)	5.48	4.65	10.57

Less: Distributions
Distributions from net realized gain on investment transactions	(4.79)	(.97)	(3.70)	(5.54)	(3.27)	(1.28)

Net asset value, end of period	$ 52.96	$ 48.05	$ 40.44	$ 48.03	$ 48.09	$ 46.71

Total Return
Total investment return based on net asset value(d)	20.92%	21.61	%†*‡	(8.01	)%*‡	12.81%	9.94	%*	29.17	%*
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$32,480	$33,842	$40,284	$54,094	$53,267	$50,283
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)	1.53	%^	1.51%	1.56%	1.54%	1.52%	1.55%
Expenses, before waivers/reimbursements(e)	1.55	%^	1.53%	1.56%	1.54%	1.52%	1.55%
Net investment loss	(1.17	)%(b)^	(1.08	)%(b)†	(1.08	)%(b)	(1.04)%	(1.18)%	(1.12)%
Portfolio turnover rate	30%	66%	70%	61%	80%	76%

See footnote summary on page 44.

40 | AB SMALL CAP GROWTH PORTFOLIO	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class K
Six Months Ended January 31, 2018 (unaudited)	Year Ended July 31,
2017	2016	2015	2014	2013

Net asset value, beginning of period	$ 50.33	$ 42.18	$ 49.77	$ 49.48	$ 47.83	$ 38.16

Income From Investment Operations
Net investment loss(a)	(.20	)(b)	(.30	)(b)†	(.31	)(b)	(.35)	(.44)	(.33)
Net realized and unrealized gain (loss) on investment transactions	10.50	9.42	(3.58)	6.18	5.36	11.28
Capital contributions	– 0	–	– 0	–	.00	(c)	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	10.30	9.12	(3.89)	5.83	4.92	10.95

Less: Distributions
Distributions from net realized gain on investment transactions	(4.79)	(.97)	(3.70)	(5.54)	(3.27)	(1.28)

Net asset value, end of period	$ 55.84	$ 50.33	$ 42.18	$ 49.77	$ 49.48	$ 47.83

Total Return
Total investment return based on net asset value(d)	21.17%	22.00	%†*‡	(7.71	)%*‡	13.16%	10.30	%*	29.60	%*
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$38,431	$40,370	$69,770	$87,627	$82,244	$75,804
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)	1.11	%^	1.20%	1.23%	1.22%	1.19%	1.21%
Expenses, before waivers/reimbursements(e)	1.12	%^	1.22%	1.23%	1.22%	1.19%	1.21%
Net investment loss	(.75	)%(b)^	(.67	)%(b)†	(.76	)%(b)	(.73)%	(.85)%	(.78)%
Portfolio turnover rate	30%	66%	70%	61%	80%	76%

See footnote summary on page 44.

abfunds.com	AB SMALL CAP GROWTH PORTFOLIO | 41

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class I
Six Months Ended January 31, 2018 (unaudited)	Year Ended July 31,
2017	2016	2015	2014	2013

Net asset value, beginning of period	$ 52.89	$ 44.15	$ 51.75	$ 51.07	$ 49.13	$ 39.05

Income From Investment Operations
Net investment loss(a)	(.15	)(b)	(.24	)(b)†	(.19	)(b)	(.20)	(.30)	(.21)
Net realized and unrealized gain (loss) on investment transactions	11.05	9.95	(3.71)	6.42	5.51	11.57
Capital contributions	– 0	–	– 0	–	.00	(c)	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	10.90	9.71	(3.90)	6.22	5.21	11.36

Less: Distributions
Distributions from net realized gain on investment transactions	(4.79)	(.97)	(3.70)	(5.54)	(3.27)	(1.28)

Net asset value, end of period	$ 59.00	$ 52.89	$ 44.15	$ 51.75	$ 51.07	$ 49.13

Total Return
Total investment return based on net asset value(d)	21.28%	22.36	%†*‡	(7.42	)%*‡	13.57%	10.61	%*	29.98	%*
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$384,109	$319,437	$301,866	$462,296	$436,828	$474,383
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)	.89	%^	.91%	.92%	.91%	.91%	.92%
Expenses, before waivers/reimbursements(e)	.91	%^	.93%	.92%	.91%	.91%	.92%
Net investment loss	(.54	)%(b)^	(.51	)%(b)†	(.45	)%(b)	(.41)%	(.57)%	(.51)%
Portfolio turnover rate	30%	66%	70%	61%	80%	76%

See footnote summary on page 44.

42 | AB SMALL CAP GROWTH PORTFOLIO	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class Z
	Six Months Ended January 31, 2018 (unaudited)		Year Ended July 31,				June 30, 2015(f) to July 31, 2015
			2017		2016

Net asset value, beginning of period	$ 53.00		$ 44.20		$ 51.75		$ 52.05

Income From Investment Operations
Net investment income (loss)(a)	(.13	)(b)	(.23	)(b)†	(.16	)(b)	(.05)
Net realized and unrealized gain (loss) on investment transactions	11.09		10.00		(3.69)		(.25	)**
Capital contributions	– 0	–	– 0	–	.00	(c)	– 0	–

Net increase (decrease) in net asset value from operations	10.96		9.77		(3.85)		(.30)

Less: Distributions
Distributions from net realized gain on investment transactions	(4.79)		(.97)		(3.70)		– 0	–

Net asset value, end of period	$ 59.17		$ 53.00		$ 44.20		$ 51.75

Total Return
Total investment return based on net asset value(d)	21.35%		22.47	%†*‡	(7.32	)%*‡	(.58)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$133,419		$98,090		$93,108		$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)	.81	%^	.82%		.85%		.71	%^
Expenses, before waivers/reimbursements(e)	.82	%^	.83%		.85%		.71	%^
Net investment income (loss)	(.45	)%(b)^	(.49	)%(b)†	(.40	)%(b)	(1.06	)%^
Portfolio turnover rate	30%		66%		70%		61%

See footnote summary on page 44.

abfunds.com	AB SMALL CAP GROWTH PORTFOLIO | 43

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

(a)	Based on average shares outstanding.

(b)	Net of fees and expenses waived/reimbursed by the Adviser.

(c)	Amount is less than $.005.

(d)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(e)	In connection with the Fund’s investments in affiliated underlying portfolios, the Fund incurs no direct expenses, but bears proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Fund in an amount equal to the Fund’s pro rata share of certain acquired fund fees and expenses, and for the six months ended January 31, 2018 and the year ended July 31, 2017, such waiver amounted to 0.02% (annualized) and 0.02%, respectively.

(f)	Commencement of distribution.

†	For the year ended July 31, 2017 the amount includes a refund for overbilling of prior years’ custody out of pocket fees as follows:

Net Investment Income Per Share	Net Investment Income Ratio	Total Return
$.004	.01%	.01%

*	Includes the impact of proceeds received and credited to the Fund resulting from class action settlements, which enhanced the Fund’s performance for the years ended July 31, 2017, July 31, 2016, July 31, 2014, and July 31, 2013 by 0.03%, 0.02%, 0.01% and 0.08%, respectively.

Includes the impact of proceeds recorded and credited to the Fund resulting from regulatory settlements, which enhanced the Fund’s performance for the year ended July 31, 2016 by 0.01%.

‡	The net asset value and total return include adjustments in accordance with accounting principles generally accepted in the United States of America for financial reporting purposes. As such, the net asset value and total return for shareholder transactions may differ from financial statements.

**	Due to timing of sales and repurchase of capital shares, the net realized and unrealized gain (loss) per share is not in accord with the Fund’s change in net realized and unrealized gain (loss) on investment transactions for the period.

^	Annualized.

See notes to financial statements.

44 | AB SMALL CAP GROWTH PORTFOLIO	abfunds.com

BOARD OF DIRECTORS

Marshall C. Turner, Jr.(1), Chairman

Michael J. Downey(1)

William H. Foulk, Jr.(1)

Nancy P. Jacklin(1)

Robert M. Keith, President and Chief Executive Officer

Carol C. McMullen(1)

Garry L. Moody(1)

Earl D. Weiner(1)

OFFICERS

Bruce K. Aronow(2), Senior Vice President

N. Kumar Kirpalani(2), Vice President

Samantha S. Lau(2), Vice President

Wen-Tse Tseng(2), Vice President

Emilie D. Wrapp, Secretary

Joseph J. Mantineo, Treasurer and Chief Financial Officer

Phyllis J. Clarke, Controller

Vincent S. Noto, Chief Compliance Officer

Custodian and Accounting Agent	Transfer Agent

State Street Bank and Trust Company

State Street Corporation CCB/5

1 Iron Street

Boston, MA 02210

Principal Underwriter

AllianceBernstein Investments, Inc.

1345 Avenue of the Americas

New York, NY 10105

Legal Counsel

Seward & Kissel LLP

One Battery Park Plaza

New York, NY 10004

AllianceBernstein Investor
Services, Inc.

P.O. Box 786003

San Antonio, TX 78278-6003

Toll-Free (800) 221-5672

Independent Registered Public Accounting Firm

Ernst & Young LLP

5 Times Square

New York, NY 10036

1	Member of the Audit Committee, the Governance and Nominating Committee and the Independent Directors Committee.

2	The day-to-day management of, and investment decisions for, the Fund’s portfolio are made by the Adviser’s Small Cap Growth Investment Team. Mr. Bruce K. Aronow, Mr. N. Kumar Kirpalani, Ms. Samantha S. Lau and Mr. Wen-Tse Tseng are the investment professionals with the most significant responsibility for the day-to-day management of the Fund’s Portfolio.

abfunds.com	AB SMALL CAP GROWTH PORTFOLIO | 45

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested directors (the “directors”) of AB Cap Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Small Cap Growth Portfolio (the “Fund”) at a meeting held on May 2-4, 2017 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed an independent evaluation prepared by the Company’s Senior Officer (who is also the Company’s Independent Compliance Officer), who acted as their independent fee consultant, of the reasonableness of the advisory fee, in which the Senior Officer concluded that the contractual fee for the Fund was reasonable. The directors also discussed the proposed continuance in private sessions with counsel and the Company’s Senior Officer.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment.

46 | AB SMALL CAP GROWTH PORTFOLIO	abfunds.com

The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant retained by the Company’s Senior Officer. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2015 and 2016 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant retained by the Company’s Senior Officer. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

abfunds.com	AB SMALL CAP GROWTH PORTFOLIO | 47

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Fund’s shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed information prepared by an analytical service that is not affiliated with the Adviser (the “15(c) service provider”), showing the performance of the Class A Shares of the Fund against a peer group and a peer universe, and information prepared by the Adviser showing performance of the Class A Shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended February 28, 2017. Based on their review, and their discussion with the Adviser of the reasons for the Fund’s underperformance in certain periods, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate paid by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates paid by other funds in the same category as the Fund at a common asset level. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median and took into account the impact on the advisory fee rate of the administrative expense reimbursement paid to the Adviser in the latest fiscal year.

The directors also considered the Adviser’s fee schedule for institutional clients pursuing a similar investment style. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and the evaluation from the Company’s Senior Officer and noted the differences

48 | AB SMALL CAP GROWTH PORTFOLIO	abfunds.com

between the Fund’s fee schedule, on the one hand, and the institutional fee schedule and the schedule of fees charged to any offshore funds and any sub-advised funds, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The directors also compared the advisory fee rate for the Fund with that for another AB Fund with a similar investment style.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to funds such as the Fund, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

The directors noted that the Fund may invest in shares of exchange-traded funds (“ETFs”), subject to the restrictions and limitations of the Investment Company Act of 1940 as these may be varied as a result of exemptive orders issued by the SEC. The directors also noted that ETFs pay advisory fees pursuant to their advisory contracts, and that the Adviser had provided, and they had reviewed, information about the expense ratios of the relevant ETFs. The directors concluded, based on the Adviser’s explanation of how it may use ETFs when they are the most cost-effective way to obtain desired exposures for a fund or to temporarily “equitize” cash inflows pending purchases of underlying securities, that the advisory fee for the Fund would be paid for services that would be in addition to, rather than duplicative of, the services provided under the advisory contracts of the ETFs.

The directors also considered the total expense ratio of the Class A shares of the Fund in comparison to a peer group and a peer universe selected by the 15(c) service provider. The Class A expense ratio of the Fund was based on the Fund’s latest fiscal year. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. Based on their review, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent

abfunds.com	AB SMALL CAP GROWTH PORTFOLIO | 49

consultant on economies of scale in the mutual fund industry and for the AB Funds, and by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

50 | AB SMALL CAP GROWTH PORTFOLIO	abfunds.com

This page is not part of the Shareholder Report or the Financial Statements.

AB FAMILY OF FUNDS

US EQUITY

US CORE

Core Opportunities Fund

FlexFee™ US Thematic Portfolio

Select US Equity Portfolio

US GROWTH

Concentrated Growth Fund

Discovery Growth Fund

FlexFee™ Large Cap Growth Portfolio

Growth Fund

Large Cap Growth Fund

Small Cap Growth Portfolio

US VALUE

Discovery Value Fund

Equity Income Fund

Relative Value Fund

Small Cap Value Portfolio

Value Fund

INTERNATIONAL/ GLOBAL EQUITY

INTERNATIONAL/ GLOBAL CORE

Global Core Equity Portfolio

International Portfolio

International Strategic Core Portfolio

Sustainable Global Thematic Fund

Tax-Managed International Portfolio

Tax-Managed Wealth Appreciation Strategy

Wealth Appreciation Strategy

INTERNATIONAL/ GLOBAL GROWTH

Concentrated International Growth Portfolio

Sustainable International Thematic Fund1

INTERNATIONAL/ GLOBAL EQUITY (continued)

INTERNATIONAL/ GLOBAL VALUE

International Value Fund

FIXED INCOME

MUNICIPAL

High Income Municipal Portfolio

Intermediate California Municipal Portfolio

Intermediate Diversified Municipal Portfolio

Intermediate New York Municipal Portfolio

Municipal Bond Inflation Strategy

Tax-Aware Fixed Income Portfolio

National Portfolio

Arizona Portfolio

California Portfolio

Massachusetts Portfolio

Minnesota Portfolio

New Jersey Portfolio

New York Portfolio

Ohio Portfolio

Pennsylvania Portfolio

Virginia Portfolio

TAXABLE

Bond Inflation Strategy

FlexFee™ High Yield Portfolio1

FlexFee™ International Bond Portfolio

Global Bond Fund

High Income Fund

Income Fund

Intermediate Bond Portfolio

Limited Duration High Income Portfolio

Short Duration Portfolio

ALTERNATIVES

All Market Real Return Portfolio

Global Real Estate Investment Fund

Select US Long/Short Portfolio

Unconstrained Bond Fund

MULTI-ASSET

All Market Income Portfolio

All Market Total Return Portfolio1

Conservative Wealth Strategy

Emerging Markets Multi-Asset Portfolio

Global Risk Allocation Fund

Tax-Managed All Market Income Portfolio1

TARGET-DATE

Multi-Manager Select Retirement Allocation Fund

Multi-Manager Select 2010 Fund

Multi-Manager Select 2015 Fund

Multi-Manager Select 2020 Fund

Multi-Manager Select 2025 Fund

Multi-Manager Select 2030 Fund

Multi-Manager Select 2035 Fund

Multi-Manager Select 2040 Fund

Multi-Manager Select 2045 Fund

Multi-Manager Select 2050 Fund

Multi-Manager Select 2055 Fund

CLOSED-END FUNDS

Alliance California Municipal Income Fund

AllianceBernstein Global High Income Fund

AllianceBernstein National Municipal Income Fund

We also offer Government Money Market Portfolio1, which serves as the money market fund exchange vehicle for the AB mutual funds. An investment in Government Money Market Portfolio is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

1	Prior to April 17, 2017, Tax-Managed All Market Income Portfolio was named Tax-Managed Balanced Wealth Strategy; prior to April 24, 2017, All Market Total Return Portfolio was named Balanced Wealth Strategy; prior to November 10, 2017, Government Money Market Portfolio was named Government Exchange Reserves; prior to January 8, 2018, Sustainable International Thematic Fund was named International Growth Fund; prior to February 23, 2018, FlexFee High Yield Portfolio was named High Yield Portfolio.

abfunds.com	AB SMALL CAP GROWTH PORTFOLIO | 51

NOTES

52 | AB SMALL CAP GROWTH PORTFOLIO	abfunds.com

AB SMALL CAP GROWTH PORTFOLIO

1345 Avenue of the Americas

New York, NY 10105

800 221 5672

SCG-0152-0118

ITEM 2. CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6. SCHEDULE OF INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

12 (b) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (b) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Cap Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith President

Date:	March 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith President

Date:	March 29, 2018

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo Treasurer and Chief Financial Officer

Date:	March 29, 2018